UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 8 of its series: Allspring Disciplined Small Cap Fund, Allspring Discovery Small Cap Growth Fund, Allspring Index Fund, Allspring Innovation Fund, Allspring Managed Account CoreBuilder® Shares – Series EPI, Allspring Precious Metals Fund, Allspring Special Small Cap Value Fund and Allspring Utility and Telecommunications Fund.

Date of reporting period: March 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series EPI

March 31, 2025

AEPIX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

The strength seen in equities during 2024 initially carried over into 2025. However, the bull ran out of steam a few weeks into the first quarter. As policy uncertainty escalated throughout the period, the U.S. stock market reversed direction and ended up falling 4.3% for the quarter, resulting in an 8.3% return for the year that ended March 31, 2025. During the period, the equity portion of the strategy underperformed the S&P 500 Index primarily due to underperformance in Celanese Corp. and Merck & Co., Inc., both of which we sold in the first quarter of 2025. Being absent large-cap consumer discretionary and information technology names, such as Nvidia and Tesla, also hurt portfolio performance.

These negatives were partially offset by security selection in the consumer discretionary and energy sectors as well as an overweight to financials. Leading relative contributors included Broadcom, Inc. and Garmin Ltd. The call overlay portion of the strategy contributed over the one-year period. Performance was helped by the Russell 2000 ETF and S&P 500 Index components of the call overlay but hurt marginally on a relative basis by the Nasdaq 100 ETF (QQQ).

Total return based on a $10,000 investment

	Managed Account CoreBuilder® Shares - Series EPI	S&P 500 Index
6/8/2023	$10,000	$10,000
6/30/2023	$10,010	$10,438
7/31/2023	$10,345	$10,774
8/31/2023	$10,310	$10,602
9/30/2023	$9,968	$10,097
10/31/2023	$9,888	$9,884
11/30/2023	$10,526	$10,787
12/31/2023	$10,808	$11,277
1/31/2024	$11,024	$11,467
2/29/2024	$11,363	$12,079
3/31/2024	$11,681	$12,468
4/30/2024	$11,366	$11,958
5/31/2024	$11,794	$12,551
6/30/2024	$12,081	$13,002
7/31/2024	$12,112	$13,160
8/31/2024	$12,464	$13,479
9/30/2024	$12,652	$13,767
10/31/2024	$12,589	$13,642
11/30/2024	$12,844	$14,443
12/31/2024	$12,848	$14,099
1/31/2025	$13,324	$14,491
2/28/2025	$13,167	$14,302
3/31/2025	$12,467	$13,496

Managed Account CoreBuilder® Shares - Series EPI

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	Since Inception (6/8/23)
Managed Account CoreBuilder® Shares - Series EPI	6.73	12.91
S&P 500 Index (Strategy and Regulatory)	8.25	17.95

KEY FUND STATISTICS

Total net assets	$3,385,412
# of portfolio holdings	64
Portfolio turnover rate	21%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.1
Financials	17.1
Industrials	12.0
Consumer discretionary	11.9
Health care	10.5
Communication services	9.2
Energy	4.3
Consumer staples	3.6
Materials	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	8.4
Microsoft Corp.	7.6
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	4.0
Alphabet, Inc. Class C	3.8
Broadcom, Inc.	3.3
JPMorgan Chase & Co.	3.2
Eli Lilly & Co.	3.0
UnitedHealth Group, Inc.	2.8
Visa, Inc. Class A	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4905 03-25

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2025

Institutional Class

WSCOX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$58	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Total return based on a $10,000 investment

	Institutional Class	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,711	$9,745	$10,045
5/31/2015	$9,941	$9,967	$10,184
6/30/2015	$9,988	$10,042	$10,014
7/31/2015	$10,008	$9,925	$10,181
8/31/2015	$9,512	$9,302	$9,567
9/30/2015	$9,151	$8,845	$9,288
10/31/2015	$9,607	$9,344	$10,021
11/30/2015	$9,802	$9,648	$10,077
12/31/2015	$9,425	$9,163	$9,870
1/31/2016	$8,836	$8,357	$9,313
2/29/2016	$8,895	$8,357	$9,310
3/31/2016	$9,588	$9,024	$9,966
4/30/2016	$9,678	$9,166	$10,028
5/31/2016	$9,850	$9,372	$10,207
6/30/2016	$9,850	$9,366	$10,228
7/31/2016	$10,280	$9,925	$10,634
8/31/2016	$10,398	$10,101	$10,661
9/30/2016	$10,479	$10,213	$10,678
10/31/2016	$10,153	$9,728	$10,447
11/30/2016	$11,032	$10,813	$10,914
12/31/2016	$11,285	$11,116	$11,127
1/31/2017	$11,423	$11,160	$11,337
2/28/2017	$11,689	$11,375	$11,758
3/31/2017	$11,738	$11,390	$11,766
4/30/2017	$11,768	$11,515	$11,891
5/31/2017	$11,792	$11,280	$12,013
6/30/2017	$12,078	$11,670	$12,121
7/31/2017	$12,191	$11,757	$12,350
8/31/2017	$11,945	$11,607	$12,373
9/30/2017	$12,487	$12,332	$12,675
10/31/2017	$12,743	$12,437	$12,952
11/30/2017	$13,049	$12,795	$13,345
12/31/2017	$12,998	$12,744	$13,478
1/31/2018	$13,195	$13,077	$14,189
2/28/2018	$12,698	$12,570	$13,666
3/31/2018	$12,772	$12,733	$13,392
4/30/2018	$12,834	$12,843	$13,442
5/31/2018	$13,359	$13,623	$13,822
6/30/2018	$13,280	$13,720	$13,912
7/31/2018	$13,450	$13,959	$14,374
8/31/2018	$14,020	$14,561	$14,879
9/30/2018	$13,546	$14,211	$14,903
10/31/2018	$12,049	$12,668	$13,806
11/30/2018	$12,139	$12,869	$14,083
12/31/2018	$10,627	$11,340	$12,772
1/31/2019	$11,764	$12,616	$13,868
2/28/2019	$12,228	$13,272	$14,356
3/31/2019	$11,905	$12,994	$14,566
4/30/2019	$12,368	$13,435	$15,147
5/31/2019	$11,357	$12,391	$14,167
6/30/2019	$12,186	$13,266	$15,162
7/31/2019	$12,270	$13,343	$15,387
8/31/2019	$11,638	$12,684	$15,074
9/30/2019	$11,891	$12,948	$15,338
10/31/2019	$12,200	$13,289	$15,668
11/30/2019	$12,733	$13,836	$16,264
12/31/2019	$13,043	$14,235	$16,734
1/31/2020	$12,457	$13,778	$16,715
2/29/2020	$11,300	$12,618	$15,347
3/31/2020	$8,714	$9,877	$13,236
4/30/2020	$9,900	$11,233	$14,989
5/31/2020	$10,514	$11,964	$15,791
6/30/2020	$10,785	$12,387	$16,152
7/31/2020	$11,257	$12,730	$17,069
8/31/2020	$11,800	$13,448	$18,306
9/30/2020	$11,414	$12,998	$17,639
10/31/2020	$11,685	$13,271	$17,258
11/30/2020	$13,585	$15,717	$19,358
12/31/2020	$14,628	$17,076	$20,229
1/31/2021	$15,185	$17,935	$20,139
2/28/2021	$16,244	$19,053	$20,768
3/31/2021	$16,587	$19,245	$21,513
4/30/2021	$17,030	$19,649	$22,622
5/31/2021	$17,245	$19,689	$22,725
6/30/2021	$17,316	$20,071	$23,285
7/31/2021	$16,858	$19,346	$23,679
8/31/2021	$17,416	$19,779	$24,354
9/30/2021	$17,001	$19,196	$23,262
10/31/2021	$17,902	$20,012	$24,835
11/30/2021	$17,330	$19,178	$24,457
12/31/2021	$18,104	$19,607	$25,420
1/31/2022	$16,664	$17,719	$23,924
2/28/2022	$16,808	$17,908	$23,322
3/31/2022	$16,866	$18,131	$24,078
4/30/2022	$15,468	$16,334	$21,917
5/31/2022	$15,670	$16,359	$21,888
6/30/2022	$14,230	$15,013	$20,057
7/31/2022	$15,800	$16,581	$21,938
8/31/2022	$15,281	$16,242	$21,120
9/30/2022	$13,884	$14,685	$19,161
10/31/2022	$15,584	$16,302	$20,733
11/30/2022	$16,261	$16,683	$21,815
12/31/2022	$15,235	$15,600	$20,537
1/31/2023	$16,613	$17,120	$21,952
2/28/2023	$16,512	$16,831	$21,439
3/31/2023	$15,670	$16,027	$22,012
4/30/2023	$15,380	$15,739	$22,247
5/31/2023	$15,249	$15,593	$22,333
6/30/2023	$16,628	$16,861	$23,858
7/31/2023	$17,542	$17,892	$24,713
8/31/2023	$16,990	$16,997	$24,236
9/30/2023	$16,178	$15,996	$23,082
10/31/2023	$15,177	$14,906	$22,470
11/30/2023	$16,555	$16,255	$24,565
12/31/2023	$18,496	$18,241	$25,868
1/31/2024	$18,035	$17,531	$26,155
2/29/2024	$19,181	$18,522	$27,571
3/31/2024	$19,792	$19,186	$28,460
4/30/2024	$18,526	$17,835	$27,208
5/31/2024	$19,673	$18,730	$28,493
6/30/2024	$19,375	$18,557	$29,375
7/31/2024	$21,058	$20,442	$29,922
8/31/2024	$20,685	$20,137	$30,573
9/30/2024	$20,834	$20,277	$31,205
10/31/2024	$20,388	$19,985	$30,976
11/30/2024	$22,070	$22,177	$33,037
12/31/2024	$20,295	$20,345	$32,027
1/31/2025	$21,054	$20,879	$33,038
2/28/2025	$19,846	$19,762	$32,405
3/31/2025	$18,747	$18,417	$30,515

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(5.28)	16.56	6.49
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3181 03-25

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2025

Class R6

WSCJX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$49	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Total return based on a $10,000 investment

	Class R6	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,711	$9,745	$10,045
5/31/2015	$9,941	$9,967	$10,184
6/30/2015	$9,988	$10,042	$10,014
7/31/2015	$10,008	$9,925	$10,181
8/31/2015	$9,512	$9,302	$9,567
9/30/2015	$9,151	$8,845	$9,288
10/31/2015	$9,607	$9,344	$10,021
11/30/2015	$9,802	$9,648	$10,077
12/31/2015	$9,425	$9,163	$9,870
1/31/2016	$8,836	$8,357	$9,313
2/29/2016	$8,895	$8,357	$9,310
3/31/2016	$9,588	$9,024	$9,966
4/30/2016	$9,678	$9,166	$10,028
5/31/2016	$9,850	$9,372	$10,207
6/30/2016	$9,850	$9,366	$10,228
7/31/2016	$10,280	$9,925	$10,634
8/31/2016	$10,398	$10,101	$10,661
9/30/2016	$10,479	$10,213	$10,678
10/31/2016	$10,153	$9,728	$10,447
11/30/2016	$11,027	$10,813	$10,914
12/31/2016	$11,287	$11,116	$11,127
1/31/2017	$11,420	$11,160	$11,337
2/28/2017	$11,691	$11,375	$11,758
3/31/2017	$11,740	$11,390	$11,766
4/30/2017	$11,770	$11,515	$11,891
5/31/2017	$11,794	$11,280	$12,013
6/30/2017	$12,085	$11,670	$12,121
7/31/2017	$12,203	$11,757	$12,350
8/31/2017	$11,952	$11,607	$12,373
9/30/2017	$12,499	$12,332	$12,675
10/31/2017	$12,755	$12,437	$12,952
11/30/2017	$13,061	$12,795	$13,345
12/31/2017	$13,011	$12,744	$13,478
1/31/2018	$13,209	$13,077	$14,189
2/28/2018	$12,717	$12,570	$13,666
3/31/2018	$12,790	$12,733	$13,392
4/30/2018	$12,847	$12,843	$13,442
5/31/2018	$13,372	$13,623	$13,822
6/30/2018	$13,299	$13,720	$13,912
7/31/2018	$13,468	$13,959	$14,374
8/31/2018	$14,045	$14,561	$14,879
9/30/2018	$13,570	$14,211	$14,903
10/31/2018	$12,073	$12,668	$13,806
11/30/2018	$12,158	$12,869	$14,083
12/31/2018	$10,650	$11,340	$12,772
1/31/2019	$11,787	$12,616	$13,868
2/28/2019	$12,250	$13,272	$14,356
3/31/2019	$11,927	$12,994	$14,566
4/30/2019	$12,390	$13,435	$15,147
5/31/2019	$11,380	$12,391	$14,167
6/30/2019	$12,208	$13,266	$15,162
7/31/2019	$12,292	$13,343	$15,387
8/31/2019	$11,660	$12,684	$15,074
9/30/2019	$11,913	$12,948	$15,338
10/31/2019	$12,236	$13,289	$15,668
11/30/2019	$12,769	$13,836	$16,264
12/31/2019	$13,090	$14,235	$16,734
1/31/2020	$12,510	$13,778	$16,715
2/29/2020	$11,349	$12,618	$15,347
3/31/2020	$8,703	$9,877	$13,236
4/30/2020	$9,892	$11,233	$14,989
5/31/2020	$10,514	$11,964	$15,791
6/30/2020	$10,769	$12,387	$16,152
7/31/2020	$11,250	$12,730	$17,069
8/31/2020	$11,802	$13,448	$18,306
9/30/2020	$11,406	$12,998	$17,639
10/31/2020	$11,675	$13,271	$17,258
11/30/2020	$13,585	$15,717	$19,358
12/31/2020	$14,626	$17,076	$20,229
1/31/2021	$15,177	$17,935	$20,139
2/28/2021	$16,250	$19,053	$20,768
3/31/2021	$16,598	$19,245	$21,513
4/30/2021	$17,033	$19,649	$22,622
5/31/2021	$17,250	$19,689	$22,725
6/30/2021	$17,323	$20,071	$23,285
7/31/2021	$16,873	$19,346	$23,679
8/31/2021	$17,424	$19,779	$24,354
9/30/2021	$17,018	$19,196	$23,262
10/31/2021	$17,917	$20,012	$24,835
11/30/2021	$17,352	$19,178	$24,457
12/31/2021	$18,124	$19,607	$25,420
1/31/2022	$16,673	$17,719	$23,924
2/28/2022	$16,832	$17,908	$23,322
3/31/2022	$16,890	$18,131	$24,078
4/30/2022	$15,483	$16,334	$21,917
5/31/2022	$15,701	$16,359	$21,888
6/30/2022	$14,250	$15,013	$20,057
7/31/2022	$15,831	$16,581	$21,938
8/31/2022	$15,309	$16,242	$21,120
9/30/2022	$13,916	$14,685	$19,161
10/31/2022	$15,614	$16,302	$20,733
11/30/2022	$16,296	$16,683	$21,815
12/31/2022	$15,274	$15,600	$20,537
1/31/2023	$16,658	$17,120	$21,952
2/28/2023	$16,556	$16,831	$21,439
3/31/2023	$15,711	$16,027	$22,012
4/30/2023	$15,420	$15,739	$22,247
5/31/2023	$15,288	$15,593	$22,333
6/30/2023	$16,673	$16,861	$23,858
7/31/2023	$17,591	$17,892	$24,713
8/31/2023	$17,037	$16,997	$24,236
9/30/2023	$16,221	$15,996	$23,082
10/31/2023	$15,230	$14,906	$22,470
11/30/2023	$16,600	$16,255	$24,565
12/31/2023	$18,550	$18,241	$25,868
1/31/2024	$18,101	$17,531	$26,155
2/29/2024	$19,239	$18,522	$27,571
3/31/2024	$19,868	$19,186	$28,460
4/30/2024	$18,595	$17,835	$27,208
5/31/2024	$19,748	$18,730	$28,493
6/30/2024	$19,449	$18,557	$29,375
7/31/2024	$21,140	$20,442	$29,922
8/31/2024	$20,766	$20,137	$30,573
9/30/2024	$20,916	$20,277	$31,205
10/31/2024	$20,467	$19,985	$30,976
11/30/2024	$22,173	$22,177	$33,037
12/31/2024	$20,394	$20,345	$32,027
1/31/2025	$21,157	$20,879	$33,038
2/28/2025	$19,942	$19,762	$32,405
3/31/2025	$18,836	$18,417	$30,515

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(5.19)	16.70	6.54
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4691 03-25

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2025

Class A

WDSAX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$87	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Total return based on a $10,000 investment

	Class A with Load	Russell 2000® Index	Russell 3000® Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,148	$9,745	$10,045
5/31/2015	$9,365	$9,967	$10,184
6/30/2015	$9,406	$10,042	$10,014
7/31/2015	$9,421	$9,925	$10,181
8/31/2015	$8,954	$9,302	$9,567
9/30/2015	$8,613	$8,845	$9,288
10/31/2015	$9,040	$9,344	$10,021
11/30/2015	$9,219	$9,648	$10,077
12/31/2015	$8,866	$9,163	$9,870
1/31/2016	$8,312	$8,357	$9,313
2/29/2016	$8,363	$8,357	$9,310
3/31/2016	$9,011	$9,024	$9,966
4/30/2016	$9,092	$9,166	$10,028
5/31/2016	$9,254	$9,372	$10,207
6/30/2016	$9,254	$9,366	$10,228
7/31/2016	$9,654	$9,925	$10,634
8/31/2016	$9,765	$10,101	$10,661
9/30/2016	$9,838	$10,213	$10,678
10/31/2016	$9,531	$9,728	$10,447
11/30/2016	$10,349	$10,813	$10,914
12/31/2016	$10,589	$11,116	$11,127
1/31/2017	$10,709	$11,160	$11,337
2/28/2017	$10,959	$11,375	$11,758
3/31/2017	$11,005	$11,390	$11,766
4/30/2017	$11,028	$11,515	$11,891
5/31/2017	$11,052	$11,280	$12,013
6/30/2017	$11,315	$11,670	$12,121
7/31/2017	$11,422	$11,757	$12,350
8/31/2017	$11,186	$11,607	$12,373
9/30/2017	$11,695	$12,332	$12,675
10/31/2017	$11,930	$12,437	$12,952
11/30/2017	$12,213	$12,795	$13,345
12/31/2017	$12,161	$12,744	$13,478
1/31/2018	$12,346	$13,077	$14,189
2/28/2018	$11,880	$12,570	$13,666
3/31/2018	$11,943	$12,733	$13,392
4/30/2018	$11,996	$12,843	$13,442
5/31/2018	$12,484	$13,623	$13,822
6/30/2018	$12,410	$13,720	$13,912
7/31/2018	$12,563	$13,959	$14,374
8/31/2018	$13,093	$14,561	$14,879
9/30/2018	$12,648	$14,211	$14,903
10/31/2018	$11,249	$12,668	$13,806
11/30/2018	$11,323	$12,869	$14,083
12/31/2018	$9,924	$11,340	$12,772
1/31/2019	$10,984	$12,616	$13,868
2/28/2019	$11,407	$13,272	$14,356
3/31/2019	$11,116	$12,994	$14,566
4/30/2019	$11,540	$13,435	$15,147
5/31/2019	$10,652	$12,391	$14,167
6/30/2019	$11,434	$13,266	$15,162
7/31/2019	$11,500	$13,343	$15,387
8/31/2019	$10,917	$12,684	$15,074
9/30/2019	$11,143	$12,948	$15,338
10/31/2019	$11,434	$13,289	$15,668
11/30/2019	$11,937	$13,836	$16,264
12/31/2019	$12,228	$14,235	$16,734
1/31/2020	$11,682	$13,778	$16,715
2/29/2020	$10,589	$12,618	$15,347
3/31/2020	$8,152	$9,877	$13,236
4/30/2020	$9,271	$11,233	$14,989
5/31/2020	$9,843	$11,964	$15,791
6/30/2020	$10,083	$12,387	$16,152
7/31/2020	$10,523	$12,730	$17,069
8/31/2020	$11,042	$13,448	$18,306
9/30/2020	$10,669	$12,998	$17,639
10/31/2020	$10,922	$13,271	$17,258
11/30/2020	$12,694	$15,717	$19,358
12/31/2020	$13,666	$17,076	$20,229
1/31/2021	$14,172	$17,935	$20,139
2/28/2021	$15,211	$19,053	$20,768
3/31/2021	$15,544	$19,245	$21,513
4/30/2021	$15,944	$19,649	$22,622
5/31/2021	$16,144	$19,689	$22,725
6/30/2021	$16,210	$20,071	$23,285
7/31/2021	$15,771	$19,346	$23,679
8/31/2021	$16,290	$19,779	$24,354
9/30/2021	$15,891	$19,196	$23,262
10/31/2021	$16,730	$20,012	$24,835
11/30/2021	$16,197	$19,178	$24,457
12/31/2021	$16,916	$19,607	$25,420
1/31/2022	$15,558	$17,719	$23,924
2/28/2022	$15,704	$17,908	$23,322
3/31/2022	$15,744	$18,131	$24,078
4/30/2022	$14,439	$16,334	$21,917
5/31/2022	$14,625	$16,359	$21,888
6/30/2022	$13,267	$15,013	$20,057
7/31/2022	$14,732	$16,581	$21,938
8/31/2022	$14,252	$16,242	$21,120
9/30/2022	$12,947	$14,685	$19,161
10/31/2022	$14,519	$16,302	$20,733
11/30/2022	$15,145	$16,683	$21,815
12/31/2022	$14,200	$15,600	$20,537
1/31/2023	$15,534	$17,120	$21,952
2/28/2023	$15,427	$16,831	$21,439
3/31/2023	$14,640	$16,027	$22,012
4/30/2023	$14,374	$15,739	$22,247
5/31/2023	$14,240	$15,593	$22,333
6/30/2023	$15,520	$16,861	$23,858
7/31/2023	$16,360	$17,892	$24,713
8/31/2023	$15,840	$16,997	$24,236
9/30/2023	$15,094	$15,996	$23,082
10/31/2023	$14,147	$14,906	$22,470
11/30/2023	$15,427	$16,255	$24,565
12/31/2023	$17,227	$18,241	$25,868
1/31/2024	$16,803	$17,531	$26,155
2/29/2024	$17,856	$18,522	$27,571
3/31/2024	$18,444	$19,186	$28,460
4/30/2024	$17,255	$17,835	$27,208
5/31/2024	$18,307	$18,730	$28,493
6/30/2024	$18,034	$18,557	$29,375
7/31/2024	$19,593	$20,442	$29,922
8/31/2024	$19,237	$20,137	$30,573
9/30/2024	$19,374	$20,277	$31,205
10/31/2024	$18,950	$19,985	$30,976
11/30/2024	$20,522	$22,177	$33,037
12/31/2024	$18,863	$20,345	$32,027
1/31/2025	$19,571	$20,879	$33,038
2/28/2025	$18,438	$19,762	$32,405
3/31/2025	$17,418	$18,417	$30,515

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	(5.64)	16.40	6.33
Class A with LoadFootnote Reference*	(11.06)	15.03	5.71
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class A shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4335 03-25

Annual Shareholder Report

Disciplined Small Cap Fund

March 31, 2025

Administrator Class

NVSOX

This annual shareholder report contains important information about Disciplined Small Cap Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$83	0.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. However, U.S. small caps greatly underperformed other stock segments.

Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

Stock selection was the main detractor from performance, detracting value in 8 out of 11 sectors. This was attributed primarily to negative stock selection within the industrials, materials, and energy sectors. The top three individual detractors from relative performance were Atkore, Inc., Sprouts Farmers Market, Inc. (no longer held at the end of the reporting period), and Fluence Energy, Inc.

Positive stock selection within health care, consumer discretionary, and financials contributed to relative performance. The top three individual contributors to relative performance were Corcept Therapeutics, Inc.; Brinker International, Inc.; and Stride, Inc. A moderate overweight to health care contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Total return based on a $10,000 investment

	Administrator Class	Russell 2000® Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,706	$9,745	$10,045
5/31/2015	$9,936	$9,967	$10,184
6/30/2015	$9,980	$10,042	$10,014
7/31/2015	$9,996	$9,925	$10,181
8/31/2015	$9,500	$9,302	$9,567
9/30/2015	$9,139	$8,845	$9,288
10/31/2015	$9,591	$9,344	$10,021
11/30/2015	$9,782	$9,648	$10,077
12/31/2015	$9,407	$9,163	$9,870
1/31/2016	$8,819	$8,357	$9,313
2/29/2016	$8,874	$8,357	$9,310
3/31/2016	$9,561	$9,024	$9,966
4/30/2016	$9,647	$9,166	$10,028
5/31/2016	$9,818	$9,372	$10,207
6/30/2016	$9,818	$9,366	$10,228
7/31/2016	$10,243	$9,925	$10,634
8/31/2016	$10,361	$10,101	$10,661
9/30/2016	$10,438	$10,213	$10,678
10/31/2016	$10,112	$9,728	$10,447
11/30/2016	$10,980	$10,813	$10,914
12/31/2016	$11,235	$11,116	$11,127
1/31/2017	$11,363	$11,160	$11,337
2/28/2017	$11,628	$11,375	$11,758
3/31/2017	$11,677	$11,390	$11,766
4/30/2017	$11,701	$11,515	$11,891
5/31/2017	$11,726	$11,280	$12,013
6/30/2017	$12,006	$11,670	$12,121
7/31/2017	$12,118	$11,757	$12,350
8/31/2017	$11,868	$11,607	$12,373
9/30/2017	$12,408	$12,332	$12,675
10/31/2017	$12,658	$12,437	$12,952
11/30/2017	$12,958	$12,795	$13,345
12/31/2017	$12,902	$12,744	$13,478
1/31/2018	$13,099	$13,077	$14,189
2/28/2018	$12,604	$12,570	$13,666
3/31/2018	$12,672	$12,733	$13,392
4/30/2018	$12,728	$12,843	$13,442
5/31/2018	$13,246	$13,623	$13,822
6/30/2018	$13,167	$13,720	$13,912
7/31/2018	$13,330	$13,959	$14,374
8/31/2018	$13,898	$14,561	$14,879
9/30/2018	$13,426	$14,211	$14,903
10/31/2018	$11,935	$12,668	$13,806
11/30/2018	$12,019	$12,869	$14,083
12/31/2018	$10,521	$11,340	$12,772
1/31/2019	$11,657	$12,616	$13,868
2/28/2019	$12,092	$13,272	$14,356
3/31/2019	$11,783	$12,994	$14,566
4/30/2019	$12,232	$13,435	$15,147
5/31/2019	$11,222	$12,391	$14,167
6/30/2019	$12,050	$13,266	$15,162
7/31/2019	$12,120	$13,343	$15,387
8/31/2019	$11,502	$12,684	$15,074
9/30/2019	$11,755	$12,948	$15,338
10/31/2019	$12,050	$13,289	$15,668
11/30/2019	$12,583	$13,836	$16,264
12/31/2019	$12,890	$14,235	$16,734
1/31/2020	$12,312	$13,778	$16,715
2/29/2020	$11,155	$12,618	$15,347
3/31/2020	$8,603	$9,877	$13,236
4/30/2020	$9,773	$11,233	$14,989
5/31/2020	$10,380	$11,964	$15,791
6/30/2020	$10,648	$12,387	$16,152
7/31/2020	$11,113	$12,730	$17,069
8/31/2020	$11,649	$13,448	$18,306
9/30/2020	$11,254	$12,998	$17,639
10/31/2020	$11,522	$13,271	$17,258
11/30/2020	$13,398	$15,717	$19,358
12/31/2020	$14,416	$17,076	$20,229
1/31/2021	$14,967	$17,935	$20,139
2/28/2021	$16,010	$19,053	$20,768
3/31/2021	$16,349	$19,245	$21,513
4/30/2021	$16,772	$19,649	$22,622
5/31/2021	$16,984	$19,689	$22,725
6/30/2021	$17,054	$20,071	$23,285
7/31/2021	$16,603	$19,346	$23,679
8/31/2021	$17,139	$19,779	$24,354
9/30/2021	$16,730	$19,196	$23,262
10/31/2021	$17,619	$20,012	$24,835
11/30/2021	$17,054	$19,178	$24,457
12/31/2021	$17,802	$19,607	$25,420
1/31/2022	$16,375	$17,719	$23,924
2/28/2022	$16,531	$17,908	$23,322
3/31/2022	$16,573	$18,131	$24,078
4/30/2022	$15,202	$16,334	$21,917
5/31/2022	$15,400	$16,359	$21,888
6/30/2022	$13,973	$15,013	$20,057
7/31/2022	$15,513	$16,581	$21,938
8/31/2022	$15,005	$16,242	$21,120
9/30/2022	$13,634	$14,685	$19,161
10/31/2022	$15,287	$16,302	$20,733
11/30/2022	$15,965	$16,683	$21,815
12/31/2022	$14,955	$15,600	$20,537
1/31/2023	$16,301	$17,120	$21,952
2/28/2023	$16,202	$16,831	$21,439
3/31/2023	$15,366	$16,027	$22,012
4/30/2023	$15,083	$15,739	$22,247
5/31/2023	$14,941	$15,593	$22,333
6/30/2023	$16,301	$16,861	$23,858
7/31/2023	$17,179	$17,892	$24,713
8/31/2023	$16,641	$16,997	$24,236
9/30/2023	$15,848	$15,996	$23,082
10/31/2023	$14,871	$14,906	$22,470
11/30/2023	$16,202	$16,255	$24,565
12/31/2023	$18,102	$18,241	$25,868
1/31/2024	$17,651	$17,531	$26,155
2/29/2024	$18,756	$18,522	$27,571
3/31/2024	$19,366	$19,186	$28,460
4/30/2024	$18,116	$17,835	$27,208
5/31/2024	$19,235	$18,730	$28,493
6/30/2024	$18,944	$18,557	$29,375
7/31/2024	$20,586	$20,442	$29,922
8/31/2024	$20,208	$20,137	$30,573
9/30/2024	$20,354	$20,277	$31,205
10/31/2024	$19,903	$19,985	$30,976
11/30/2024	$21,559	$22,177	$33,037
12/31/2024	$19,809	$20,345	$32,027
1/31/2025	$20,562	$20,879	$33,038
2/28/2025	$19,372	$19,762	$32,405
3/31/2025	$18,287	$18,417	$30,515

Disciplined Small Cap Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(5.57)	16.28	6.22
Russell 2000® Index (Strategy)	(4.01)	13.27	6.30
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$90,857,637
# of portfolio holdings	308
Portfolio turnover rate	57%
Total advisory fees paid	$77,746

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.4
Health care	17.1
Industrials	17.1
Information technology	12.8
Consumer discretionary	9.5
Real estate	6.5
Energy	4.6
Utilities	3.9
Materials	3.3
Consumer staples	2.4
Communication services	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Corcept Therapeutics, Inc.	1.0
Brinker International, Inc.	0.9
CareTrust REIT, Inc.	0.9
Stride, Inc.	0.9
Lantheus Holdings, Inc.	0.8
HCI Group, Inc.	0.8
Fabrinet	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc.	0.7
Victory Capital Holdings, Inc. Class A	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0084 03-25

Annual Shareholder Report

Innovation Fund

March 31, 2025

Institutional Class

WFTIX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$91	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,110	$10,096
5/31/2015	$10,460	$10,226
6/30/2015	$10,221	$10,028
7/31/2015	$10,414	$10,238
8/31/2015	$9,558	$9,620
9/30/2015	$9,374	$9,382
10/31/2015	$10,249	$10,174
11/30/2015	$10,488	$10,204
12/31/2015	$10,268	$10,043
1/31/2016	$9,505	$9,545
2/29/2016	$9,244	$9,532
3/31/2016	$9,944	$10,178
4/30/2016	$9,641	$10,218
5/31/2016	$10,132	$10,401
6/30/2016	$9,934	$10,428
7/31/2016	$10,592	$10,813
8/31/2016	$10,790	$10,828
9/30/2016	$11,062	$10,830
10/31/2016	$10,884	$10,632
11/30/2016	$10,759	$11,026
12/31/2016	$10,770	$11,244
1/31/2017	$11,445	$11,457
2/28/2017	$11,942	$11,912
3/31/2017	$12,296	$11,926
4/30/2017	$12,683	$12,049
5/31/2017	$13,468	$12,218
6/30/2017	$13,148	$12,294
7/31/2017	$13,778	$12,547
8/31/2017	$14,220	$12,586
9/30/2017	$14,453	$12,845
10/31/2017	$15,580	$13,145
11/30/2017	$15,658	$13,548
12/31/2017	$15,441	$13,699
1/31/2018	$17,224	$14,483
2/28/2018	$17,307	$13,949
3/31/2018	$17,081	$13,595
4/30/2018	$17,164	$13,647
5/31/2018	$18,317	$13,976
6/30/2018	$18,186	$14,062
7/31/2018	$18,282	$14,585
8/31/2018	$20,397	$15,060
9/30/2018	$20,350	$15,146
10/31/2018	$17,818	$14,111
11/30/2018	$17,794	$14,398
12/31/2018	$16,615	$13,098
1/31/2019	$18,540	$14,148
2/28/2019	$19,576	$14,602
3/31/2019	$20,028	$14,886
4/30/2019	$21,283	$15,489
5/31/2019	$19,605	$14,504
6/30/2019	$20,801	$15,526
7/31/2019	$21,443	$15,750
8/31/2019	$20,685	$15,500
9/30/2019	$19,488	$15,790
10/31/2019	$19,911	$16,132
11/30/2019	$21,399	$16,718
12/31/2019	$21,561	$17,222
1/31/2020	$23,145	$17,216
2/29/2020	$22,179	$15,798
3/31/2020	$19,818	$13,847
4/30/2020	$22,512	$15,622
5/31/2020	$25,316	$16,366
6/30/2020	$26,884	$16,692
7/31/2020	$29,308	$17,633
8/31/2020	$31,557	$18,900
9/30/2020	$30,401	$18,182
10/31/2020	$29,973	$17,699
11/30/2020	$33,760	$19,636
12/31/2020	$36,139	$20,391
1/31/2021	$36,175	$20,185
2/28/2021	$37,432	$20,742
3/31/2021	$35,337	$21,650
4/30/2021	$37,414	$22,806
5/31/2021	$36,412	$22,965
6/30/2021	$38,380	$23,501
7/31/2021	$38,635	$24,059
8/31/2021	$40,403	$24,791
9/30/2021	$38,726	$23,638
10/31/2021	$41,843	$25,294
11/30/2021	$41,642	$25,119
12/31/2021	$41,090	$26,244
1/31/2022	$36,154	$24,886
2/28/2022	$35,459	$24,141
3/31/2022	$35,876	$25,038
4/30/2022	$30,777	$22,854
5/31/2022	$29,062	$22,896
6/30/2022	$26,467	$21,006
7/31/2022	$30,036	$22,943
8/31/2022	$28,923	$22,007
9/30/2022	$25,679	$19,981
10/31/2022	$26,768	$21,598
11/30/2022	$27,301	$22,805
12/31/2022	$25,324	$21,491
1/31/2023	$27,364	$22,842
2/28/2023	$26,723	$22,284
3/31/2023	$28,296	$23,103
4/30/2023	$28,296	$23,463
5/31/2023	$29,404	$23,565
6/30/2023	$30,861	$25,122
7/31/2023	$31,298	$25,929
8/31/2023	$30,686	$25,516
9/30/2023	$29,200	$24,300
10/31/2023	$28,471	$23,789
11/30/2023	$32,376	$25,961
12/31/2023	$34,241	$27,141
1/31/2024	$34,737	$27,597
2/29/2024	$36,252	$29,070
3/31/2024	$36,689	$30,006
4/30/2024	$34,329	$28,780
5/31/2024	$35,174	$30,207
6/30/2024	$36,660	$31,291
7/31/2024	$36,544	$31,672
8/31/2024	$38,729	$32,440
9/30/2024	$39,603	$33,133
10/31/2024	$39,166	$32,833
11/30/2024	$42,663	$34,760
12/31/2024	$39,952	$33,931
1/31/2025	$41,890	$34,876
2/28/2025	$40,046	$34,421
3/31/2025	$37,889	$32,482

Innovation Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	3.27	13.84	14.25
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4715 03-25

Annual Shareholder Report

Innovation Fund

March 31, 2025

Class C

WFTCX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$199	1.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Index
3/31/2015	$10,000	$10,000
3/31/2016	$9,855	$10,178
3/31/2017	$12,081	$11,926
3/31/2018	$16,606	$13,595
3/31/2019	$19,264	$14,886
3/31/2020	$18,849	$13,847
3/31/2021	$33,301	$21,650
3/31/2022	$33,470	$25,038
3/31/2023	$26,077	$23,103
3/31/2024	$33,702	$30,006
3/31/2025	$34,725	$32,482

Innovation Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.22	12.65	13.26
Class C with Load	1.22	12.65	13.26
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1602 03-25

Annual Shareholder Report

Innovation Fund

March 31, 2025

Class A

WFSTX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.18%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
3/31/2015	$9,421	$10,000
3/31/2016	$9,359	$10,178
3/31/2017	$11,562	$11,926
3/31/2018	$16,004	$13,595
3/31/2019	$18,692	$14,886
3/31/2020	$18,447	$13,847
3/31/2021	$32,773	$21,650
3/31/2022	$33,185	$25,038
3/31/2023	$26,078	$23,103
3/31/2024	$33,704	$30,006
3/31/2025	$34,726	$32,482

Innovation Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.03	13.49	13.93
Class A with Load	(2.92)	12.15	13.26
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1600 03-25

Annual Shareholder Report

Innovation Fund

March 31, 2025

Administrator Class

WFTDX

This annual shareholder report contains important information about Innovation Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$117	1.15%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within industrials and consumer discretionary, where companies with specialized products and resilient demand, such as Axon Enterprises, Inc. and DoorDash, Inc., contributed. Information technology holdings with exposure to the semiconductor industry, including Advanced Micro Devices (no longer held at the end of the reporting period) and Applied Materials, Inc., detracted from returns.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
3/31/2015	$10,000	$10,000
3/31/2016	$9,944	$10,178
3/31/2017	$12,296	$11,926
3/31/2018	$17,035	$13,595
3/31/2019	$19,935	$14,886
3/31/2020	$19,665	$13,847
3/31/2021	$34,987	$21,650
3/31/2022	$35,435	$25,038
3/31/2023	$27,888	$23,103
3/31/2024	$36,042	$30,006
3/31/2025	$37,108	$32,482

Innovation Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.96	13.54	14.01
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$389,154,274
# of portfolio holdings	35
Portfolio turnover rate	35%
Total advisory fees paid	$3,135,349

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.9
Financials	18.4
Industrials	17.4
Consumer discretionary	11.0
Health care	8.8
Communication services	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

MercadoLibre, Inc.	4.0
Veeva Systems, Inc. Class A	4.0
DoorDash, Inc. Class A	3.8
ServiceNow, Inc.	3.3
Morningstar, Inc.	3.2
S&P Global, Inc.	3.2
Cadence Design Systems, Inc.	3.2
Waste Connections, Inc.	3.1
Tradeweb Markets, Inc. Class A	3.1
TransDigm Group, Inc.	3.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3757 03-25

Annual Shareholder Report

Discovery Small Cap Growth Fund

March 31, 2025

Institutional Class

EGRYX

This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$88	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Total return based on a $10,000 investment

	Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,771	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,208	$10,198	$10,014
7/31/2015	$10,244	$10,239	$10,181
8/31/2015	$9,533	$9,463	$9,567
9/30/2015	$8,969	$8,866	$9,288
10/31/2015	$9,162	$9,369	$10,021
11/30/2015	$9,421	$9,712	$10,077
12/31/2015	$9,116	$9,249	$9,870
1/31/2016	$8,180	$8,247	$9,313
2/29/2016	$8,096	$8,188	$9,310
3/31/2016	$8,742	$8,816	$9,966
4/30/2016	$8,755	$8,903	$10,028
5/31/2016	$8,935	$9,143	$10,207
6/30/2016	$8,781	$9,101	$10,228
7/31/2016	$9,420	$9,696	$10,634
8/31/2016	$9,607	$9,799	$10,661
9/30/2016	$9,600	$9,941	$10,678
10/31/2016	$9,058	$9,323	$10,447
11/30/2016	$9,633	$10,157	$10,914
12/31/2016	$9,883	$10,295	$11,127
1/31/2017	$10,088	$10,463	$11,337
2/28/2017	$10,326	$10,719	$11,758
3/31/2017	$10,545	$10,846	$11,766
4/30/2017	$10,637	$11,046	$11,891
5/31/2017	$10,816	$10,945	$12,013
6/30/2017	$11,061	$11,322	$12,121
7/31/2017	$11,147	$11,419	$12,350
8/31/2017	$11,266	$11,405	$12,373
9/30/2017	$11,762	$12,026	$12,675
10/31/2017	$11,848	$12,213	$12,952
11/30/2017	$11,980	$12,563	$13,345
12/31/2017	$12,064	$12,578	$13,478
1/31/2018	$12,645	$13,068	$14,189
2/28/2018	$12,470	$12,696	$13,666
3/31/2018	$12,274	$12,867	$13,392
4/30/2018	$12,204	$12,879	$13,442
5/31/2018	$13,268	$13,690	$13,822
6/30/2018	$13,549	$13,797	$13,912
7/31/2018	$13,864	$14,035	$14,374
8/31/2018	$15,131	$14,908	$14,879
9/30/2018	$14,704	$14,559	$14,903
10/31/2018	$13,093	$12,717	$13,806
11/30/2018	$13,254	$12,916	$14,083
12/31/2018	$11,825	$11,407	$12,772
1/31/2019	$13,313	$12,724	$13,868
2/28/2019	$14,411	$13,546	$14,356
3/31/2019	$14,466	$13,363	$14,566
4/30/2019	$14,938	$13,769	$15,147
5/31/2019	$14,556	$12,748	$14,167
6/30/2019	$15,909	$13,730	$15,162
7/31/2019	$16,217	$13,864	$15,387
8/31/2019	$15,273	$13,266	$15,074
9/30/2019	$14,665	$13,157	$15,338
10/31/2019	$14,792	$13,531	$15,668
11/30/2019	$15,863	$14,328	$16,264
12/31/2019	$16,043	$14,656	$16,734
1/31/2020	$16,427	$14,495	$16,715
2/29/2020	$15,708	$13,448	$15,347
3/31/2020	$12,833	$10,880	$13,236
4/30/2020	$15,258	$12,500	$14,989
5/31/2020	$17,126	$13,682	$15,791
6/30/2020	$17,903	$14,207	$16,152
7/31/2020	$19,206	$14,696	$17,069
8/31/2020	$20,557	$15,558	$18,306
9/30/2020	$20,730	$15,224	$17,639
10/31/2020	$21,037	$15,340	$17,258
11/30/2020	$24,238	$18,045	$19,358
12/31/2020	$26,657	$19,732	$20,229
1/31/2021	$26,775	$20,683	$20,139
2/28/2021	$27,567	$21,366	$20,768
3/31/2021	$25,679	$20,694	$21,513
4/30/2021	$27,058	$21,145	$22,622
5/31/2021	$25,934	$20,541	$22,725
6/30/2021	$27,469	$21,504	$23,285
7/31/2021	$27,312	$20,721	$23,679
8/31/2021	$28,280	$21,098	$24,354
9/30/2021	$27,127	$20,289	$23,262
10/31/2021	$28,642	$21,239	$24,835
11/30/2021	$26,198	$20,201	$24,457
12/31/2021	$26,099	$20,291	$25,420
1/31/2022	$21,695	$17,571	$23,924
2/28/2022	$21,357	$17,648	$23,322
3/31/2022	$21,245	$17,729	$24,078
4/30/2022	$18,066	$15,554	$21,917
5/31/2022	$16,740	$15,260	$21,888
6/30/2022	$15,796	$14,315	$20,057
7/31/2022	$18,122	$15,918	$21,938
8/31/2022	$17,605	$15,768	$21,120
9/30/2022	$16,212	$14,350	$19,161
10/31/2022	$17,223	$15,712	$20,733
11/30/2022	$17,448	$15,968	$21,815
12/31/2022	$16,301	$14,943	$20,537
1/31/2023	$17,865	$16,429	$21,952
2/28/2023	$17,531	$16,251	$21,439
3/31/2023	$17,555	$15,850	$22,012
4/30/2023	$17,220	$15,666	$22,247
5/31/2023	$17,172	$15,669	$22,333
6/30/2023	$18,450	$16,968	$23,858
7/31/2023	$18,701	$17,761	$24,713
8/31/2023	$17,817	$16,837	$24,236
9/30/2023	$16,957	$15,726	$23,082
10/31/2023	$15,453	$14,513	$22,470
11/30/2023	$17,029	$15,835	$24,565
12/31/2023	$18,474	$17,731	$25,868
1/31/2024	$18,152	$17,162	$26,155
2/29/2024	$19,095	$18,556	$27,571
3/31/2024	$19,573	$19,075	$28,460
4/30/2024	$18,629	$17,606	$27,208
5/31/2024	$19,214	$18,549	$28,493
6/30/2024	$19,262	$18,518	$29,375
7/31/2024	$19,847	$20,034	$29,922
8/31/2024	$20,337	$19,812	$30,573
9/30/2024	$20,886	$20,076	$31,205
10/31/2024	$20,516	$19,809	$30,976
11/30/2024	$22,976	$22,238	$33,037
12/31/2024	$21,054	$20,418	$32,027
1/31/2025	$21,818	$21,063	$33,038
2/28/2025	$20,385	$19,638	$32,405
3/31/2025	$18,880	$18,148	$30,515

Discovery Small Cap Growth Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(3.54)	8.03	6.56
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4132 03-25

Annual Shareholder Report

Discovery Small Cap Growth Fund

March 31, 2025

Class R6

EGWRX

This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Total return based on a $10,000 investment

	Class R6	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,771	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,208	$10,198	$10,014
7/31/2015	$10,244	$10,239	$10,181
8/31/2015	$9,533	$9,463	$9,567
9/30/2015	$8,969	$8,866	$9,288
10/31/2015	$9,162	$9,369	$10,021
11/30/2015	$9,421	$9,712	$10,077
12/31/2015	$9,116	$9,249	$9,870
1/31/2016	$8,180	$8,247	$9,313
2/29/2016	$8,096	$8,188	$9,310
3/31/2016	$8,742	$8,816	$9,966
4/30/2016	$8,755	$8,903	$10,028
5/31/2016	$8,935	$9,143	$10,207
6/30/2016	$8,781	$9,101	$10,228
7/31/2016	$9,420	$9,696	$10,634
8/31/2016	$9,607	$9,799	$10,661
9/30/2016	$9,600	$9,941	$10,678
10/31/2016	$9,058	$9,323	$10,447
11/30/2016	$9,633	$10,157	$10,914
12/31/2016	$9,883	$10,295	$11,127
1/31/2017	$10,088	$10,463	$11,337
2/28/2017	$10,326	$10,719	$11,758
3/31/2017	$10,545	$10,846	$11,766
4/30/2017	$10,637	$11,046	$11,891
5/31/2017	$10,816	$10,945	$12,013
6/30/2017	$11,061	$11,322	$12,121
7/31/2017	$11,147	$11,419	$12,350
8/31/2017	$11,266	$11,405	$12,373
9/30/2017	$11,762	$12,026	$12,675
10/31/2017	$11,848	$12,213	$12,952
11/30/2017	$11,980	$12,563	$13,345
12/31/2017	$12,064	$12,578	$13,478
1/31/2018	$12,645	$13,068	$14,189
2/28/2018	$12,470	$12,696	$13,666
3/31/2018	$12,274	$12,867	$13,392
4/30/2018	$12,204	$12,879	$13,442
5/31/2018	$13,268	$13,690	$13,822
6/30/2018	$13,549	$13,797	$13,912
7/31/2018	$13,864	$14,035	$14,374
8/31/2018	$15,131	$14,908	$14,879
9/30/2018	$14,704	$14,559	$14,903
10/31/2018	$13,093	$12,717	$13,806
11/30/2018	$13,254	$12,916	$14,083
12/31/2018	$11,825	$11,407	$12,772
1/31/2019	$13,313	$12,724	$13,868
2/28/2019	$14,411	$13,546	$14,356
3/31/2019	$14,466	$13,363	$14,566
4/30/2019	$14,938	$13,769	$15,147
5/31/2019	$14,556	$12,748	$14,167
6/30/2019	$15,909	$13,730	$15,162
7/31/2019	$16,217	$13,864	$15,387
8/31/2019	$15,273	$13,266	$15,074
9/30/2019	$14,665	$13,157	$15,338
10/31/2019	$14,792	$13,531	$15,668
11/30/2019	$15,863	$14,328	$16,264
12/31/2019	$16,043	$14,656	$16,734
1/31/2020	$16,427	$14,495	$16,715
2/29/2020	$15,708	$13,448	$15,347
3/31/2020	$12,833	$10,880	$13,236
4/30/2020	$15,258	$12,500	$14,989
5/31/2020	$17,126	$13,682	$15,791
6/30/2020	$17,903	$14,207	$16,152
7/31/2020	$19,216	$14,696	$17,069
8/31/2020	$20,567	$15,558	$18,306
9/30/2020	$20,739	$15,224	$17,639
10/31/2020	$21,046	$15,340	$17,258
11/30/2020	$24,257	$18,045	$19,358
12/31/2020	$26,677	$19,732	$20,229
1/31/2021	$26,794	$20,683	$20,139
2/28/2021	$27,596	$21,366	$20,768
3/31/2021	$25,708	$20,694	$21,513
4/30/2021	$27,087	$21,145	$22,622
5/31/2021	$25,963	$20,541	$22,725
6/30/2021	$27,508	$21,504	$23,285
7/31/2021	$27,351	$20,721	$23,679
8/31/2021	$28,319	$21,098	$24,354
9/30/2021	$27,165	$20,289	$23,262
10/31/2021	$28,681	$21,239	$24,835
11/30/2021	$26,246	$20,201	$24,457
12/31/2021	$26,149	$20,291	$25,420
1/31/2022	$21,734	$17,571	$23,924
2/28/2022	$21,397	$17,648	$23,322
3/31/2022	$21,285	$17,729	$24,078
4/30/2022	$18,106	$15,554	$21,917
5/31/2022	$16,781	$15,260	$21,888
6/30/2022	$15,826	$14,315	$20,057
7/31/2022	$18,163	$15,918	$21,938
8/31/2022	$17,646	$15,768	$21,120
9/30/2022	$16,253	$14,350	$19,161
10/31/2022	$17,264	$15,712	$20,733
11/30/2022	$17,489	$15,968	$21,815
12/31/2022	$16,341	$14,943	$20,537
1/31/2023	$17,905	$16,429	$21,952
2/28/2023	$17,583	$16,251	$21,439
3/31/2023	$17,606	$15,850	$22,012
4/30/2023	$17,272	$15,666	$22,247
5/31/2023	$17,225	$15,669	$22,333
6/30/2023	$18,502	$16,968	$23,858
7/31/2023	$18,764	$17,761	$24,713
8/31/2023	$17,881	$16,837	$24,236
9/30/2023	$17,022	$15,726	$23,082
10/31/2023	$15,506	$14,513	$22,470
11/30/2023	$17,081	$15,835	$24,565
12/31/2023	$18,538	$17,731	$25,868
1/31/2024	$18,215	$17,162	$26,155
2/29/2024	$19,170	$18,556	$27,571
3/31/2024	$19,648	$19,075	$28,460
4/30/2024	$18,705	$17,606	$27,208
5/31/2024	$19,290	$18,549	$28,493
6/30/2024	$19,349	$18,518	$29,375
7/31/2024	$19,934	$20,034	$29,922
8/31/2024	$20,435	$19,812	$30,573
9/30/2024	$20,985	$20,076	$31,205
10/31/2024	$20,614	$19,809	$30,976
11/30/2024	$23,085	$22,238	$33,037
12/31/2024	$21,152	$20,418	$32,027
1/31/2025	$21,928	$21,063	$33,038
2/28/2025	$20,483	$19,638	$32,405
3/31/2025	$18,979	$18,148	$30,515

Discovery Small Cap Growth Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(3.40)	8.14	6.62
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on May 29, 2020 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4821 03-25

Annual Shareholder Report

Discovery Small Cap Growth Fund

March 31, 2025

Class C

EGWCX

This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$193	1.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Total return based on a $10,000 investment

	Class C with Load	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,762	$9,706	$10,045
5/31/2015	$10,000	$10,062	$10,184
6/30/2015	$10,180	$10,198	$10,014
7/31/2015	$10,203	$10,239	$10,181
8/31/2015	$9,489	$9,463	$9,567
9/30/2015	$8,919	$8,866	$9,288
10/31/2015	$9,099	$9,369	$10,021
11/30/2015	$9,355	$9,712	$10,077
12/31/2015	$9,038	$9,249	$9,870
1/31/2016	$8,106	$8,247	$9,313
2/29/2016	$8,013	$8,188	$9,310
3/31/2016	$8,645	$8,816	$9,966
4/30/2016	$8,653	$8,903	$10,028
5/31/2016	$8,822	$9,143	$10,207
6/30/2016	$8,661	$9,101	$10,228
7/31/2016	$9,285	$9,696	$10,634
8/31/2016	$9,454	$9,799	$10,661
9/30/2016	$9,439	$9,941	$10,678
10/31/2016	$8,899	$9,323	$10,447
11/30/2016	$9,462	$10,157	$10,914
12/31/2016	$9,691	$10,295	$11,127
1/31/2017	$9,889	$10,463	$11,337
2/28/2017	$10,112	$10,719	$11,758
3/31/2017	$10,310	$10,846	$11,766
4/30/2017	$10,397	$11,046	$11,891
5/31/2017	$10,556	$10,945	$12,013
6/30/2017	$10,786	$11,322	$12,121
7/31/2017	$10,866	$11,419	$12,350
8/31/2017	$10,977	$11,405	$12,373
9/30/2017	$11,445	$12,026	$12,675
10/31/2017	$11,517	$12,213	$12,952
11/30/2017	$11,636	$12,563	$13,345
12/31/2017	$11,704	$12,578	$13,478
1/31/2018	$12,258	$13,068	$14,189
2/28/2018	$12,079	$12,696	$13,666
3/31/2018	$11,875	$12,867	$13,392
4/30/2018	$11,798	$12,879	$13,442
5/31/2018	$12,820	$13,690	$13,822
6/30/2018	$13,076	$13,797	$13,912
7/31/2018	$13,365	$14,035	$14,374
8/31/2018	$14,575	$14,908	$14,879
9/30/2018	$14,149	$14,559	$14,903
10/31/2018	$12,590	$12,717	$13,806
11/30/2018	$12,726	$12,916	$14,083
12/31/2018	$11,351	$11,407	$12,772
1/31/2019	$12,766	$12,724	$13,868
2/28/2019	$13,808	$13,546	$14,356
3/31/2019	$13,856	$13,363	$14,566
4/30/2019	$14,288	$13,769	$15,147
5/31/2019	$13,904	$12,748	$14,167
6/30/2019	$15,187	$13,730	$15,162
7/31/2019	$15,463	$13,864	$15,387
8/31/2019	$14,552	$13,266	$15,074
9/30/2019	$13,964	$13,157	$15,338
10/31/2019	$14,072	$13,531	$15,668
11/30/2019	$15,079	$14,328	$16,264
12/31/2019	$15,233	$14,656	$16,734
1/31/2020	$15,582	$14,495	$16,715
2/29/2020	$14,883	$13,448	$15,347
3/31/2020	$12,153	$10,880	$13,236
4/30/2020	$14,430	$12,500	$14,989
5/31/2020	$16,190	$13,682	$15,791
6/30/2020	$16,902	$14,207	$16,152
7/31/2020	$18,119	$14,696	$17,069
8/31/2020	$19,400	$15,558	$18,306
9/30/2020	$19,542	$15,224	$17,639
10/31/2020	$19,814	$15,340	$17,258
11/30/2020	$22,817	$18,045	$19,358
12/31/2020	$25,061	$19,732	$20,229
1/31/2021	$25,155	$20,683	$20,139
2/28/2021	$25,874	$21,366	$20,768
3/31/2021	$24,089	$20,694	$21,513
4/30/2021	$25,355	$21,145	$22,622
5/31/2021	$24,275	$20,541	$22,725
6/30/2021	$25,701	$21,504	$23,285
7/31/2021	$25,528	$20,721	$23,679
8/31/2021	$26,407	$21,098	$24,354
9/30/2021	$25,301	$20,289	$23,262
10/31/2021	$26,687	$21,239	$24,835
11/30/2021	$24,395	$20,201	$24,457
12/31/2021	$24,269	$20,291	$25,420
1/31/2022	$20,159	$17,571	$23,924
2/28/2022	$19,830	$17,648	$23,322
3/31/2022	$19,715	$17,729	$24,078
4/30/2022	$16,755	$15,554	$21,917
5/31/2022	$15,505	$15,260	$21,888
6/30/2022	$14,617	$14,315	$20,057
7/31/2022	$16,755	$15,918	$21,938
8/31/2022	$16,262	$15,768	$21,120
9/30/2022	$14,963	$14,350	$19,161
10/31/2022	$15,884	$15,712	$20,733
11/30/2022	$16,081	$15,968	$21,815
12/31/2022	$14,992	$14,943	$20,537
1/31/2023	$16,426	$16,429	$21,952
2/28/2023	$16,099	$16,251	$21,439
3/31/2023	$16,117	$15,850	$22,012
4/30/2023	$15,803	$15,666	$22,247
5/31/2023	$15,746	$15,669	$22,333
6/30/2023	$16,916	$16,968	$23,858
7/31/2023	$17,145	$17,761	$24,713
8/31/2023	$16,331	$16,837	$24,236
9/30/2023	$15,546	$15,726	$23,082
10/31/2023	$14,161	$14,513	$22,470
11/30/2023	$15,589	$15,835	$24,565
12/31/2023	$16,916	$17,731	$25,868
1/31/2024	$16,617	$17,162	$26,155
2/29/2024	$17,473	$18,556	$27,571
3/31/2024	$17,901	$19,075	$28,460
4/30/2024	$17,031	$17,606	$27,208
5/31/2024	$17,573	$18,549	$28,493
6/30/2024	$17,616	$18,518	$29,375
7/31/2024	$18,144	$20,034	$29,922
8/31/2024	$18,587	$19,812	$30,573
9/30/2024	$19,086	$20,076	$31,205
10/31/2024	$18,729	$19,809	$30,976
11/30/2024	$20,971	$22,238	$33,037
12/31/2024	$19,215	$20,418	$32,027
1/31/2025	$19,914	$21,063	$33,038
2/28/2025	$18,601	$19,638	$32,405
3/31/2025	$17,230	$18,148	$30,515

Discovery Small Cap Growth Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(4.49)	6.91	5.59
Class C with Load	(5.49)	6.91	5.59
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3551 03-25

Annual Shareholder Report

Discovery Small Cap Growth Fund

March 31, 2025

Class A

EGWAX

This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.22%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Total return based on a $10,000 investment

	Class A with Load	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,206	$9,706	$10,045
5/31/2015	$9,436	$10,062	$10,184
6/30/2015	$9,613	$10,198	$10,014
7/31/2015	$9,645	$10,239	$10,181
8/31/2015	$8,971	$9,463	$9,567
9/30/2015	$8,438	$8,866	$9,288
10/31/2015	$8,615	$9,369	$10,021
11/30/2015	$8,861	$9,712	$10,077
12/31/2015	$8,568	$9,249	$9,870
1/31/2016	$7,688	$8,247	$9,313
2/29/2016	$7,607	$8,188	$9,310
3/31/2016	$8,213	$8,816	$9,966
4/30/2016	$8,220	$8,903	$10,028
5/31/2016	$8,384	$9,143	$10,207
6/30/2016	$8,240	$9,101	$10,228
7/31/2016	$8,840	$9,696	$10,634
8/31/2016	$9,004	$9,799	$10,661
9/30/2016	$8,997	$9,941	$10,678
10/31/2016	$8,493	$9,323	$10,447
11/30/2016	$9,031	$10,157	$10,914
12/31/2016	$9,254	$10,295	$11,127
1/31/2017	$9,450	$10,463	$11,337
2/28/2017	$9,668	$10,719	$11,758
3/31/2017	$9,864	$10,846	$11,766
4/30/2017	$9,955	$11,046	$11,891
5/31/2017	$10,116	$10,945	$12,013
6/30/2017	$10,340	$11,322	$12,121
7/31/2017	$10,424	$11,419	$12,350
8/31/2017	$10,529	$11,405	$12,373
9/30/2017	$10,992	$12,026	$12,675
10/31/2017	$11,062	$12,213	$12,952
11/30/2017	$11,188	$12,563	$13,345
12/31/2017	$11,263	$12,578	$13,478
1/31/2018	$11,801	$13,068	$14,189
2/28/2018	$11,636	$12,696	$13,666
3/31/2018	$11,449	$12,867	$13,392
4/30/2018	$11,382	$12,879	$13,442
5/31/2018	$12,369	$13,690	$13,822
6/30/2018	$12,623	$13,797	$13,912
7/31/2018	$12,914	$14,035	$14,374
8/31/2018	$14,088	$14,908	$14,879
9/30/2018	$13,691	$14,559	$14,903
10/31/2018	$12,189	$12,717	$13,806
11/30/2018	$12,331	$12,916	$14,083
12/31/2018	$10,998	$11,407	$12,772
1/31/2019	$12,385	$12,724	$13,868
2/28/2019	$13,398	$13,546	$14,356
3/31/2019	$13,448	$13,363	$14,566
4/30/2019	$13,874	$13,769	$15,147
5/31/2019	$13,529	$12,748	$14,167
6/30/2019	$14,775	$13,730	$15,162
7/31/2019	$15,058	$13,864	$15,387
8/31/2019	$14,177	$13,266	$15,074
9/30/2019	$13,610	$13,157	$15,338
10/31/2019	$13,722	$13,531	$15,668
11/30/2019	$14,714	$14,328	$16,264
12/31/2019	$14,874	$14,656	$16,734
1/31/2020	$15,231	$14,495	$16,715
2/29/2020	$14,550	$13,448	$15,347
3/31/2020	$11,899	$10,880	$13,236
4/30/2020	$14,128	$12,500	$14,989
5/31/2020	$15,858	$13,682	$15,791
6/30/2020	$16,572	$14,207	$16,152
7/31/2020	$17,784	$14,696	$17,069
8/31/2020	$19,017	$15,558	$18,306
9/30/2020	$19,179	$15,224	$17,639
10/31/2020	$19,450	$15,340	$17,258
11/30/2020	$22,403	$18,045	$19,358
12/31/2020	$24,636	$19,732	$20,229
1/31/2021	$24,736	$20,683	$20,139
2/28/2021	$25,468	$21,366	$20,768
3/31/2021	$23,716	$20,694	$21,513
4/30/2021	$24,980	$21,145	$22,622
5/31/2021	$23,938	$20,541	$22,725
6/30/2021	$25,346	$21,504	$23,285
7/31/2021	$25,191	$20,721	$23,679
8/31/2021	$26,078	$21,098	$24,354
9/30/2021	$25,002	$20,289	$23,262
10/31/2021	$26,399	$21,239	$24,835
11/30/2021	$24,137	$20,201	$24,457
12/31/2021	$24,048	$20,291	$25,420
1/31/2022	$19,972	$17,571	$23,924
2/28/2022	$19,655	$17,648	$23,322
3/31/2022	$19,550	$17,729	$24,078
4/30/2022	$16,634	$15,554	$21,917
5/31/2022	$15,394	$15,260	$21,888
6/30/2022	$14,524	$14,315	$20,057
7/31/2022	$16,661	$15,918	$21,938
8/31/2022	$16,186	$15,768	$21,120
9/30/2022	$14,906	$14,350	$19,161
10/31/2022	$15,816	$15,712	$20,733
11/30/2022	$16,028	$15,968	$21,815
12/31/2022	$14,957	$14,943	$20,537
1/31/2023	$16,398	$16,429	$21,952
2/28/2023	$16,084	$16,251	$21,439
3/31/2023	$16,113	$15,850	$22,012
4/30/2023	$15,799	$15,666	$22,247
5/31/2023	$15,742	$15,669	$22,333
6/30/2023	$16,912	$16,968	$23,858
7/31/2023	$17,140	$17,761	$24,713
8/31/2023	$16,327	$16,837	$24,236
9/30/2023	$15,542	$15,726	$23,082
10/31/2023	$14,157	$14,513	$22,470
11/30/2023	$15,585	$15,835	$24,565
12/31/2023	$16,912	$17,731	$25,868
1/31/2024	$16,612	$17,162	$26,155
2/29/2024	$17,468	$18,556	$27,571
3/31/2024	$17,897	$19,075	$28,460
4/30/2024	$17,026	$17,606	$27,208
5/31/2024	$17,568	$18,549	$28,493
6/30/2024	$17,611	$18,518	$29,375
7/31/2024	$18,139	$20,034	$29,922
8/31/2024	$18,582	$19,812	$30,573
9/30/2024	$19,081	$20,076	$31,205
10/31/2024	$18,724	$19,809	$30,976
11/30/2024	$20,965	$22,238	$33,037
12/31/2024	$19,210	$20,418	$32,027
1/31/2025	$19,909	$21,063	$33,038
2/28/2025	$18,596	$19,638	$32,405
3/31/2025	$17,226	$18,148	$30,515

Discovery Small Cap Growth Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(3.75)	7.68	6.22
Class A with Load	(9.32)	6.41	5.59
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4308 03-25

Annual Shareholder Report

Discovery Small Cap Growth Fund

March 31, 2025

Administrator Class

EGWDX

This annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$113	1.15%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended March 31, 2025, was bifurcated for U.S. equities. For much of the period, the economy was healthy with moderating inflation, resilient consumer spending, and earnings growth. Artificial intelligence (AI) was a pivotal driver until a new low-cost model arrived in early 2025 and put into question the massive amount of AI-related spending. Shortly after, the new U.S. administration took office and implemented policies to sharply reduce government spending, the federal deficit, and trade imbalance. The period ended with a spike in uncertainty and the beginning of a correction within equity markets. We used the volatility to upgrade quality and resilience by modestly shifting toward growth companies with higher visibility.

The Fund benefited from security selection within health care and materials. Exposure to companies with specialized products and resilient demand, such as Carpenter Technology Corp. and Natera, Inc. (no longer held at the end of the reporting period), contributed. In contrast, enterprise spending in technology slumped, which resulted in Globant SA and Sprout Social, Inc. (no longer held at the end of the reporting period) falling short of expectations and detracting from returns.

Total return based on a $10,000 investment

	Administrator Class	Russell 2000® Growth Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,706	$10,045
5/31/2015	$10,015	$10,062	$10,184
6/30/2015	$10,201	$10,198	$10,014
7/31/2015	$10,237	$10,239	$10,181
8/31/2015	$9,527	$9,463	$9,567
9/30/2015	$8,961	$8,866	$9,288
10/31/2015	$9,151	$9,369	$10,021
11/30/2015	$9,408	$9,712	$10,077
12/31/2015	$9,098	$9,249	$9,870
1/31/2016	$8,166	$8,247	$9,313
2/29/2016	$8,080	$8,188	$9,310
3/31/2016	$8,724	$8,816	$9,966
4/30/2016	$8,737	$8,903	$10,028
5/31/2016	$8,914	$9,143	$10,207
6/30/2016	$8,756	$9,101	$10,228
7/31/2016	$9,393	$9,696	$10,634
8/31/2016	$9,577	$9,799	$10,661
9/30/2016	$9,570	$9,941	$10,678
10/31/2016	$9,032	$9,323	$10,447
11/30/2016	$9,623	$10,157	$10,914
12/31/2016	$9,864	$10,295	$11,127
1/31/2017	$10,066	$10,463	$11,337
2/28/2017	$10,308	$10,719	$11,758
3/31/2017	$10,517	$10,846	$11,766
4/30/2017	$10,611	$11,046	$11,891
5/31/2017	$10,786	$10,945	$12,013
6/30/2017	$11,028	$11,322	$12,121
7/31/2017	$11,116	$11,419	$12,350
8/31/2017	$11,237	$11,405	$12,373
9/30/2017	$11,721	$12,026	$12,675
10/31/2017	$11,802	$12,213	$12,952
11/30/2017	$11,937	$12,563	$13,345
12/31/2017	$12,022	$12,578	$13,478
1/31/2018	$12,593	$13,068	$14,189
2/28/2018	$12,421	$12,696	$13,666
3/31/2018	$12,222	$12,867	$13,392
4/30/2018	$12,151	$12,879	$13,442
5/31/2018	$13,213	$13,690	$13,822
6/30/2018	$13,484	$13,797	$13,912
7/31/2018	$13,791	$14,035	$14,374
8/31/2018	$15,053	$14,908	$14,879
9/30/2018	$14,625	$14,559	$14,903
10/31/2018	$13,020	$12,717	$13,806
11/30/2018	$13,177	$12,916	$14,083
12/31/2018	$11,747	$11,407	$12,772
1/31/2019	$13,227	$12,724	$13,868
2/28/2019	$14,306	$13,546	$14,356
3/31/2019	$14,371	$13,363	$14,566
4/30/2019	$14,828	$13,769	$15,147
5/31/2019	$14,446	$12,748	$14,167
6/30/2019	$15,786	$13,730	$15,162
7/31/2019	$16,084	$13,864	$15,387
8/31/2019	$15,153	$13,266	$15,074
9/30/2019	$14,539	$13,157	$15,338
10/31/2019	$14,660	$13,531	$15,668
11/30/2019	$15,721	$14,328	$16,264
12/31/2019	$15,896	$14,656	$16,734
1/31/2020	$16,281	$14,495	$16,715
2/29/2020	$15,552	$13,448	$15,347
3/31/2020	$12,715	$10,880	$13,236
4/30/2020	$15,108	$12,500	$14,989
5/31/2020	$16,950	$13,682	$15,791
6/30/2020	$17,718	$14,207	$16,152
7/31/2020	$19,009	$14,696	$17,069
8/31/2020	$20,585	$15,558	$18,306
9/30/2020	$20,752	$15,224	$17,639
10/31/2020	$21,057	$15,340	$17,258
11/30/2020	$24,248	$18,045	$19,358
12/31/2020	$26,676	$19,732	$20,229
1/31/2021	$26,787	$20,683	$20,139
2/28/2021	$27,571	$21,366	$20,768
3/31/2021	$25,680	$20,694	$21,513
4/30/2021	$27,048	$21,145	$22,622
5/31/2021	$25,912	$20,541	$22,725
6/30/2021	$27,450	$21,504	$23,285
7/31/2021	$27,289	$20,721	$23,679
8/31/2021	$28,245	$21,098	$24,354
9/30/2021	$27,088	$20,289	$23,262
10/31/2021	$28,596	$21,239	$24,835
11/30/2021	$26,153	$20,201	$24,457
12/31/2021	$26,051	$20,291	$25,420
1/31/2022	$21,642	$17,571	$23,924
2/28/2022	$21,305	$17,648	$23,322
3/31/2022	$21,189	$17,729	$24,078
4/30/2022	$18,021	$15,554	$21,917
5/31/2022	$16,687	$15,260	$21,888
6/30/2022	$15,735	$14,315	$20,057
7/31/2022	$18,102	$15,918	$21,938
8/31/2022	$17,580	$15,768	$21,120
9/30/2022	$16,188	$14,350	$19,161
10/31/2022	$17,197	$15,712	$20,733
11/30/2022	$17,418	$15,968	$21,815
12/31/2022	$16,255	$14,943	$20,537
1/31/2023	$17,813	$16,429	$21,952
2/28/2023	$17,479	$16,251	$21,439
3/31/2023	$17,504	$15,850	$22,012
4/30/2023	$17,170	$15,666	$22,247
5/31/2023	$17,120	$15,669	$22,333
6/30/2023	$18,381	$16,968	$23,858
7/31/2023	$18,629	$17,761	$24,713
8/31/2023	$17,751	$16,837	$24,236
9/30/2023	$16,886	$15,726	$23,082
10/31/2023	$15,390	$14,513	$22,470
11/30/2023	$16,947	$15,835	$24,565
12/31/2023	$18,381	$17,731	$25,868
1/31/2024	$18,060	$17,162	$26,155
2/29/2024	$18,999	$18,556	$27,571
3/31/2024	$19,469	$19,075	$28,460
4/30/2024	$18,517	$17,606	$27,208
5/31/2024	$19,098	$18,549	$28,493
6/30/2024	$19,148	$18,518	$29,375
7/31/2024	$19,729	$20,034	$29,922
8/31/2024	$20,211	$19,812	$30,573
9/30/2024	$20,755	$20,076	$31,205
10/31/2024	$20,384	$19,809	$30,976
11/30/2024	$22,819	$22,238	$33,037
12/31/2024	$20,903	$20,418	$32,027
1/31/2025	$21,657	$21,063	$33,038
2/28/2025	$20,236	$19,638	$32,405
3/31/2025	$18,740	$18,148	$30,515

Discovery Small Cap Growth Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(3.75)	8.07	6.48
Russell 2000® Growth Index (Strategy)	(4.86)	10.78	6.14
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$68,598,069
# of portfolio holdings	78
Portfolio turnover rate	98%
Total advisory fees paid	$454,839

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Health care	30.0
Industrials	24.5
Information technology	20.4
Financials	8.5
Consumer discretionary	8.3
Materials	3.5
Communication services	1.7
Consumer staples	1.5
Utilities	0.8
Real estate	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	3.0
Casella Waste Systems, Inc. Class A	3.0
Palomar Holdings, Inc.	2.7
Applied Industrial Technologies, Inc.	2.5
Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.2
RBC Bearings, Inc.	2.2
Stride, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
HealthEquity, Inc.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3756 03-25

Annual Shareholder Report

Index Fund

March 31, 2025

Class C

WFINX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$123	1.19%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,083	$10,096
5/31/2015	$10,202	$10,226
6/30/2015	$9,994	$10,028
7/31/2015	$10,192	$10,238
8/31/2015	$9,568	$9,620
9/30/2015	$9,319	$9,382
10/31/2015	$10,095	$10,174
11/30/2015	$10,116	$10,204
12/31/2015	$9,944	$10,043
1/31/2016	$9,444	$9,545
2/29/2016	$9,421	$9,532
3/31/2016	$10,052	$10,178
4/30/2016	$10,081	$10,218
5/31/2016	$10,251	$10,401
6/30/2016	$10,268	$10,428
7/31/2016	$10,635	$10,813
8/31/2016	$10,639	$10,828
9/30/2016	$10,630	$10,830
10/31/2016	$10,427	$10,632
11/30/2016	$10,802	$11,026
12/31/2016	$11,003	$11,244
1/31/2017	$11,202	$11,457
2/28/2017	$11,636	$11,912
3/31/2017	$11,638	$11,926
4/30/2017	$11,746	$12,049
5/31/2017	$11,898	$12,218
6/30/2017	$11,960	$12,294
7/31/2017	$12,194	$12,547
8/31/2017	$12,219	$12,586
9/30/2017	$12,459	$12,845
10/31/2017	$12,737	$13,145
11/30/2017	$13,116	$13,548
12/31/2017	$13,247	$13,699
1/31/2018	$13,992	$14,483
2/28/2018	$13,464	$13,949
3/31/2018	$13,107	$13,595
4/30/2018	$13,145	$13,647
5/31/2018	$13,448	$13,976
6/30/2018	$13,517	$14,062
7/31/2018	$14,005	$14,585
8/31/2018	$14,444	$15,060
9/30/2018	$14,514	$15,146
10/31/2018	$13,507	$14,111
11/30/2018	$13,769	$14,398
12/31/2018	$12,512	$13,098
1/31/2019	$13,505	$14,148
2/28/2019	$13,927	$14,602
3/31/2019	$14,180	$14,886
4/30/2019	$14,743	$15,489
5/31/2019	$13,789	$14,504
6/30/2019	$14,748	$15,526
7/31/2019	$14,944	$15,750
8/31/2019	$14,693	$15,500
9/30/2019	$14,952	$15,790
10/31/2019	$15,261	$16,132
11/30/2019	$15,798	$16,718
12/31/2019	$16,255	$17,222
1/31/2020	$16,233	$17,216
2/29/2020	$14,883	$15,798
3/31/2020	$13,006	$13,847
4/30/2020	$14,660	$15,622
5/31/2020	$15,329	$16,366
6/30/2020	$15,618	$16,692
7/31/2020	$16,482	$17,633
8/31/2020	$17,675	$18,900
9/30/2020	$16,983	$18,182
10/31/2020	$16,515	$17,699
11/30/2020	$18,307	$19,636
12/31/2020	$18,990	$20,391
1/31/2021	$18,778	$20,185
2/28/2021	$19,282	$20,742
3/31/2021	$20,105	$21,650
4/30/2021	$21,156	$22,806
5/31/2021	$21,281	$22,965
6/30/2021	$21,759	$23,501
7/31/2021	$22,250	$24,059
8/31/2021	$22,907	$24,791
9/30/2021	$21,817	$23,638
10/31/2021	$23,322	$25,294
11/30/2021	$23,139	$25,119
12/31/2021	$24,148	$26,244
1/31/2022	$22,877	$24,886
2/28/2022	$22,169	$24,141
3/31/2022	$22,972	$25,038
4/30/2022	$20,947	$22,854
5/31/2022	$20,965	$22,896
6/30/2022	$19,216	$21,006
7/31/2022	$20,965	$22,943
8/31/2022	$20,091	$22,007
9/30/2022	$18,220	$19,981
10/31/2022	$19,680	$21,598
11/30/2022	$20,758	$22,805
12/31/2022	$19,537	$21,491
1/31/2023	$20,745	$22,842
2/28/2023	$20,220	$22,284
3/31/2023	$20,941	$23,103
4/30/2023	$21,259	$23,463
5/31/2023	$21,344	$23,565
6/30/2023	$22,746	$25,122
7/31/2023	$23,467	$25,929
8/31/2023	$23,084	$25,516
9/30/2023	$21,975	$24,300
10/31/2023	$21,506	$23,789
11/30/2023	$23,462	$25,961
12/31/2023	$24,515	$27,141
1/31/2024	$24,918	$27,597
2/29/2024	$26,240	$29,070
3/31/2024	$27,078	$30,006
4/30/2024	$25,963	$28,780
5/31/2024	$27,242	$30,207
6/30/2024	$28,205	$31,291
7/31/2024	$28,542	$31,672
8/31/2024	$29,222	$32,440
9/30/2024	$29,832	$33,133
10/31/2024	$29,549	$32,833
11/30/2024	$31,274	$34,760
12/31/2024	$30,513	$33,931
1/31/2025	$31,357	$34,876
2/28/2025	$30,938	$34,421
3/31/2025	$29,186	$32,482

Index Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	6.95	17.19	11.31
Class C with Load	5.95	17.19	11.31
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3501 03-25

Annual Shareholder Report

Index Fund

March 31, 2025

Class A

WFILX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$44	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
3/31/2015	$9,425	$10,000
4/30/2015	$9,509	$10,096
5/31/2015	$9,628	$10,226
6/30/2015	$9,436	$10,028
7/31/2015	$9,631	$10,238
8/31/2015	$9,046	$9,620
9/30/2015	$8,817	$9,382
10/31/2015	$9,557	$10,174
11/30/2015	$9,582	$10,204
12/31/2015	$9,426	$10,043
1/31/2016	$8,956	$9,545
2/29/2016	$8,942	$9,532
3/31/2016	$9,546	$10,178
4/30/2016	$9,578	$10,218
5/31/2016	$9,747	$10,401
6/30/2016	$9,769	$10,428
7/31/2016	$10,126	$10,813
8/31/2016	$10,135	$10,828
9/30/2016	$10,133	$10,830
10/31/2016	$9,944	$10,632
11/30/2016	$10,309	$11,026
12/31/2016	$10,509	$11,244
1/31/2017	$10,705	$11,457
2/28/2017	$11,126	$11,912
3/31/2017	$11,134	$11,926
4/30/2017	$11,245	$12,049
5/31/2017	$11,399	$12,218
6/30/2017	$11,465	$12,294
7/31/2017	$11,695	$12,547
8/31/2017	$11,728	$12,586
9/30/2017	$11,965	$12,845
10/31/2017	$12,241	$13,145
11/30/2017	$12,613	$13,548
12/31/2017	$12,746	$13,699
1/31/2018	$13,472	$14,483
2/28/2018	$12,972	$13,949
3/31/2018	$12,636	$13,595
4/30/2018	$12,679	$13,647
5/31/2018	$12,980	$13,976
6/30/2018	$13,054	$14,062
7/31/2018	$13,535	$14,585
8/31/2018	$13,970	$15,060
9/30/2018	$14,043	$15,146
10/31/2018	$13,078	$14,111
11/30/2018	$13,341	$14,398
12/31/2018	$12,132	$13,098
1/31/2019	$13,100	$14,148
2/28/2019	$13,517	$14,602
3/31/2019	$13,775	$14,886
4/30/2019	$14,327	$15,489
5/31/2019	$13,411	$14,504
6/30/2019	$14,349	$15,526
7/31/2019	$14,550	$15,750
8/31/2019	$14,314	$15,500
9/30/2019	$14,577	$15,790
10/31/2019	$14,886	$16,132
11/30/2019	$15,422	$16,718
12/31/2019	$15,878	$17,222
1/31/2020	$15,867	$17,216
2/29/2020	$14,557	$15,798
3/31/2020	$12,726	$13,847
4/30/2020	$14,353	$15,622
5/31/2020	$15,023	$16,366
6/30/2020	$15,314	$16,692
7/31/2020	$16,173	$17,633
8/31/2020	$17,331	$18,900
9/30/2020	$16,664	$18,182
10/31/2020	$16,213	$17,699
11/30/2020	$17,986	$19,636
12/31/2020	$18,666	$20,391
1/31/2021	$18,474	$20,185
2/28/2021	$18,976	$20,742
3/31/2021	$19,800	$21,650
4/30/2021	$20,850	$22,806
5/31/2021	$20,988	$22,965
6/30/2021	$21,469	$23,501
7/31/2021	$21,971	$24,059
8/31/2021	$22,628	$24,791
9/30/2021	$21,569	$23,638
10/31/2021	$23,071	$25,294
11/30/2021	$22,904	$25,119
12/31/2021	$23,920	$26,244
1/31/2022	$22,674	$24,886
2/28/2022	$21,987	$24,141
3/31/2022	$22,798	$25,038
4/30/2022	$20,801	$22,854
5/31/2022	$20,833	$22,896
6/30/2022	$19,107	$21,006
7/31/2022	$20,861	$22,943
8/31/2022	$20,000	$22,007
9/30/2022	$18,154	$19,981
10/31/2022	$19,615	$21,598
11/30/2022	$20,700	$22,805
12/31/2022	$19,499	$21,491
1/31/2023	$20,719	$22,842
2/28/2023	$20,204	$22,284
3/31/2023	$20,941	$23,103
4/30/2023	$21,258	$23,463
5/31/2023	$21,344	$23,565
6/30/2023	$22,746	$25,122
7/31/2023	$23,467	$25,929
8/31/2023	$23,084	$25,516
9/30/2023	$21,974	$24,300
10/31/2023	$21,505	$23,789
11/30/2023	$23,462	$25,961
12/31/2023	$24,515	$27,141
1/31/2024	$24,918	$27,597
2/29/2024	$26,240	$29,070
3/31/2024	$27,078	$30,006
4/30/2024	$25,962	$28,780
5/31/2024	$27,241	$30,207
6/30/2024	$28,204	$31,291
7/31/2024	$28,542	$31,672
8/31/2024	$29,222	$32,440
9/30/2024	$29,832	$33,133
10/31/2024	$29,549	$32,833
11/30/2024	$31,274	$34,760
12/31/2024	$30,513	$33,931
1/31/2025	$31,356	$34,876
2/28/2025	$30,938	$34,421
3/31/2025	$29,186	$32,482

Index Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	7.78	18.06	11.97
Class A with Load	1.58	16.67	11.31
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3329 03-25

Annual Shareholder Report

Index Fund

March 31, 2025

Administrator Class

WFIOX

This annual shareholder report contains important information about Index Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, U.S. large-cap equities performed positively, outperforming both U.S. small caps and international developed markets.

Changes to the portfolio during the period were minimal. The objective of the Fund is to replicate the performance of the S&P 500 Index before fees. The portfolio management team uses an investment process designed with the goal of controlling trading and implementation costs and reducing tracking error as much as possible.

Materials and health care produced the lowest returns in the S&P 500 Index. Materials struggled throughout the period due to higher borrowing costs, while most recently, the potential for tariffs has led to a rise in input costs. Health care struggled to meaningfully participate as life sciences tools and services as well as pharmaceuticals regressed in performance.

Utilities and financials were the highest-performing sectors in the index over the 12-month period. Utilities were fueled by growing energy demand and increased earnings expectations. Financials benefited from a higher interest rate environment.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
3/31/2015	$10,000	$10,000
4/30/2015	$10,092	$10,096
5/31/2015	$10,220	$10,226
6/30/2015	$10,020	$10,028
7/31/2015	$10,229	$10,238
8/31/2015	$9,611	$9,620
9/30/2015	$9,370	$9,382
10/31/2015	$10,158	$10,174
11/30/2015	$10,187	$10,204
12/31/2015	$10,023	$10,043
1/31/2016	$9,525	$9,545
2/29/2016	$9,511	$9,532
3/31/2016	$10,154	$10,178
4/30/2016	$10,192	$10,218
5/31/2016	$10,372	$10,401
6/30/2016	$10,397	$10,428
7/31/2016	$10,778	$10,813
8/31/2016	$10,791	$10,828
9/30/2016	$10,791	$10,830
10/31/2016	$10,592	$10,632
11/30/2016	$10,981	$11,026
12/31/2016	$11,196	$11,244
1/31/2017	$11,406	$11,457
2/28/2017	$11,856	$11,912
3/31/2017	$11,869	$11,926
4/30/2017	$11,988	$12,049
5/31/2017	$12,154	$12,218
6/30/2017	$12,227	$12,294
7/31/2017	$12,476	$12,547
8/31/2017	$12,510	$12,586
9/30/2017	$12,766	$12,845
10/31/2017	$13,064	$13,145
11/30/2017	$13,462	$13,548
12/31/2017	$13,607	$13,699
1/31/2018	$14,383	$14,483
2/28/2018	$13,852	$13,949
3/31/2018	$13,497	$13,595
4/30/2018	$13,545	$13,647
5/31/2018	$13,867	$13,976
6/30/2018	$13,949	$14,062
7/31/2018	$14,465	$14,585
8/31/2018	$14,933	$15,060
9/30/2018	$15,015	$15,146
10/31/2018	$13,984	$14,111
11/30/2018	$14,268	$14,398
12/31/2018	$12,976	$13,098
1/31/2019	$14,016	$14,148
2/28/2019	$14,462	$14,602
3/31/2019	$14,739	$14,886
4/30/2019	$15,333	$15,489
5/31/2019	$14,356	$14,504
6/30/2019	$15,365	$15,526
7/31/2019	$15,582	$15,750
8/31/2019	$15,333	$15,500
9/30/2019	$15,616	$15,790
10/31/2019	$15,950	$16,132
11/30/2019	$16,527	$16,718
12/31/2019	$17,020	$17,222
1/31/2020	$17,009	$17,216
2/29/2020	$15,606	$15,798
3/31/2020	$13,648	$13,847
4/30/2020	$15,392	$15,622
5/31/2020	$16,114	$16,366
6/30/2020	$16,428	$16,692
7/31/2020	$17,353	$17,633
8/31/2020	$18,595	$18,900
9/30/2020	$17,884	$18,182
10/31/2020	$17,406	$17,699
11/30/2020	$19,310	$19,636
12/31/2020	$20,045	$20,391
1/31/2021	$19,839	$20,185
2/28/2021	$20,383	$20,742
3/31/2021	$21,273	$21,650
4/30/2021	$22,401	$22,806
5/31/2021	$22,554	$22,965
6/30/2021	$23,077	$23,501
7/31/2021	$23,616	$24,059
8/31/2021	$24,331	$24,791
9/30/2021	$23,195	$23,638
10/31/2021	$24,814	$25,294
11/30/2021	$24,638	$25,119
12/31/2021	$25,737	$26,244
1/31/2022	$24,398	$24,886
2/28/2022	$23,663	$24,141
3/31/2022	$24,537	$25,038
4/30/2022	$22,391	$22,854
5/31/2022	$22,430	$22,896
6/30/2022	$20,577	$21,006
7/31/2022	$22,468	$22,943
8/31/2022	$21,547	$22,007
9/30/2022	$19,559	$19,981
10/31/2022	$21,139	$21,598
11/30/2022	$22,315	$22,805
12/31/2022	$21,018	$21,491
1/31/2023	$22,338	$22,842
2/28/2023	$21,789	$22,284
3/31/2023	$22,581	$23,103
4/30/2023	$22,930	$23,463
5/31/2023	$23,025	$23,565
6/30/2023	$24,541	$25,122
7/31/2023	$25,327	$25,929
8/31/2023	$24,916	$25,516
9/30/2023	$23,722	$24,300
10/31/2023	$23,220	$23,789
11/30/2023	$25,333	$25,961
12/31/2023	$26,479	$27,141
1/31/2024	$26,917	$27,597
2/29/2024	$28,352	$29,070
3/31/2024	$29,258	$30,006
4/30/2024	$28,056	$28,780
5/31/2024	$29,440	$30,207
6/30/2024	$30,488	$31,291
7/31/2024	$30,853	$31,672
8/31/2024	$31,593	$32,440
9/30/2024	$32,260	$33,133
10/31/2024	$31,963	$32,833
11/30/2024	$33,832	$34,760
12/31/2024	$33,016	$33,931
1/31/2025	$33,929	$34,876
2/28/2025	$33,479	$34,421
3/31/2025	$31,584	$32,482

Index Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	7.95	18.27	12.19
S&P 500 Index (Strategy and Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$1,244,085,716
# of portfolio holdings	505
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	29.6
Financials	14.7
Health care	11.2
Consumer discretionary	10.3
Communication services	9.2
Industrials	8.5
Consumer staples	6.0
Energy	3.7
Utilities	2.5
Real estate	2.3
Materials	2.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.9
Microsoft Corp.	5.8
NVIDIA Corp.	5.5
Amazon.com, Inc.	3.7
Meta Platforms, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class A	1.9
Broadcom, Inc.	1.6
Alphabet, Inc. Class C	1.5
Tesla, Inc.	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

Effective February 27, 2025, the Fund's strategy was amended to allow the Fund to become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0088 03-25

Annual Shareholder Report

Precious Metals Fund

March 31, 2025

Institutional Class

EKWYX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$102	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

	Institutional Class	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,839	$11,120	$10,096
5/31/2015	$10,699	$10,753	$10,226
6/30/2015	$9,908	$9,805	$10,028
7/31/2015	$8,040	$7,668	$10,238
8/31/2015	$8,278	$7,753	$9,620
9/30/2015	$8,067	$7,627	$9,382
10/31/2015	$8,735	$8,428	$10,174
11/30/2015	$8,026	$7,758	$10,204
12/31/2015	$7,988	$7,886	$10,043
1/31/2016	$8,200	$8,540	$9,545
2/29/2016	$10,733	$11,483	$9,532
3/31/2016	$11,323	$12,065	$10,178
4/30/2016	$14,405	$15,322	$10,218
5/31/2016	$12,680	$13,566	$10,401
6/30/2016	$15,568	$16,659	$10,428
7/31/2016	$16,901	$18,147	$10,813
8/31/2016	$14,381	$15,017	$10,828
9/30/2016	$14,903	$15,659	$10,830
10/31/2016	$13,757	$14,550	$10,632
11/30/2016	$11,480	$12,252	$11,026
12/31/2016	$11,651	$12,674	$11,244
1/31/2017	$13,243	$14,212	$11,457
2/28/2017	$12,689	$13,919	$11,912
3/31/2017	$12,624	$13,796	$11,926
4/30/2017	$12,312	$13,533	$12,049
5/31/2017	$12,624	$13,655	$12,218
6/30/2017	$12,464	$13,154	$12,294
7/31/2017	$12,772	$13,684	$12,547
8/31/2017	$13,583	$14,716	$12,586
9/30/2017	$12,679	$13,759	$12,845
10/31/2017	$12,243	$13,255	$13,145
11/30/2017	$12,122	$13,317	$13,548
12/31/2017	$12,816	$13,970	$13,699
1/31/2018	$12,767	$14,368	$14,483
2/28/2018	$11,414	$12,724	$13,949
3/31/2018	$11,705	$13,114	$13,595
4/30/2018	$11,895	$13,230	$13,647
5/31/2018	$11,934	$13,167	$13,976
6/30/2018	$11,994	$13,125	$14,062
7/31/2018	$11,470	$12,464	$14,585
8/31/2018	$10,004	$10,837	$15,060
9/30/2018	$9,994	$10,825	$15,146
10/31/2018	$10,064	$11,204	$14,111
11/30/2018	$9,951	$11,391	$14,398
12/31/2018	$11,206	$12,567	$13,098
1/31/2019	$12,096	$13,544	$14,148
2/28/2019	$12,060	$13,238	$14,602
3/31/2019	$12,152	$13,414	$14,886
4/30/2019	$11,350	$12,429	$15,489
5/31/2019	$11,783	$12,965	$14,504
6/30/2019	$13,864	$15,743	$15,526
7/31/2019	$14,335	$16,332	$15,750
8/31/2019	$16,082	$18,226	$15,500
9/30/2019	$14,465	$16,482	$15,790
10/31/2019	$14,974	$17,143	$16,132
11/30/2019	$14,584	$16,286	$16,718
12/31/2019	$15,774	$17,931	$17,222
1/31/2020	$15,683	$17,816	$17,216
2/29/2020	$14,327	$16,554	$15,798
3/31/2020	$12,690	$15,031	$13,847
4/30/2020	$17,592	$20,965	$15,622
5/31/2020	$18,689	$21,371	$16,366
6/30/2020	$19,928	$22,965	$16,692
7/31/2020	$23,167	$26,868	$17,633
8/31/2020	$22,529	$26,503	$18,900
9/30/2020	$21,131	$24,721	$18,182
10/31/2020	$20,337	$23,606	$17,699
11/30/2020	$18,714	$21,449	$19,636
12/31/2020	$19,679	$22,404	$20,391
1/31/2021	$18,693	$21,642	$20,185
2/28/2021	$16,596	$19,024	$20,742
3/31/2021	$17,175	$19,898	$21,650
4/30/2021	$18,179	$20,990	$22,806
5/31/2021	$20,549	$24,152	$22,965
6/30/2021	$17,772	$20,429	$23,501
7/31/2021	$18,459	$21,029	$24,059
8/31/2021	$17,481	$19,634	$24,791
9/30/2021	$15,887	$17,995	$23,638
10/31/2021	$17,301	$19,089	$25,294
11/30/2021	$17,268	$19,321	$25,119
12/31/2021	$17,557	$20,079	$26,244
1/31/2022	$16,484	$18,776	$24,886
2/28/2022	$18,582	$21,147	$24,141
3/31/2022	$20,317	$23,711	$25,038
4/30/2022	$18,820	$21,800	$22,854
5/31/2022	$17,151	$19,792	$22,896
6/30/2022	$15,009	$16,876	$21,006
7/31/2022	$14,584	$15,379	$22,943
8/31/2022	$13,358	$14,260	$22,007
9/30/2022	$13,526	$14,469	$19,981
10/31/2022	$13,490	$14,449	$21,598
11/30/2022	$16,067	$16,946	$22,805
12/31/2022	$16,251	$17,501	$21,491
1/31/2023	$18,058	$19,558	$22,842
2/28/2023	$15,735	$16,530	$22,284
3/31/2023	$18,368	$19,623	$23,103
4/30/2023	$19,105	$20,519	$23,463
5/31/2023	$17,957	$18,710	$23,565
6/30/2023	$17,313	$18,426	$25,122
7/31/2023	$17,904	$19,021	$25,929
8/31/2023	$16,846	$17,609	$25,516
9/30/2023	$15,518	$16,201	$24,300
10/31/2023	$16,135	$17,281	$23,789
11/30/2023	$17,852	$19,261	$25,961
12/31/2023	$17,740	$19,673	$27,141
1/31/2024	$16,289	$17,395	$27,597
2/29/2024	$15,369	$16,116	$29,070
3/31/2024	$18,234	$19,399	$30,006
4/30/2024	$18,862	$20,529	$28,780
5/31/2024	$20,242	$21,525	$30,207
6/30/2024	$19,573	$21,051	$31,291
7/31/2024	$21,783	$23,875	$31,672
8/31/2024	$22,797	$25,106	$32,440
9/30/2024	$23,496	$25,677	$33,133
10/31/2024	$24,424	$25,303	$32,833
11/30/2024	$23,380	$23,687	$34,760
12/31/2024	$21,579	$21,438	$33,931
1/31/2025	$24,515	$25,128	$34,876
2/28/2025	$25,192	$25,402	$34,421
3/31/2025	$28,876	$29,538	$32,482

Precious Metals Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	58.37	17.87	11.19
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0154 03-25

Annual Shareholder Report

Precious Metals Fund

March 31, 2025

Class C

EKWCX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$236	1.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

	Class C with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,832	$11,120	$10,096
5/31/2015	$10,682	$10,753	$10,226
6/30/2015	$9,884	$9,805	$10,028
7/31/2015	$8,013	$7,668	$10,238
8/31/2015	$8,244	$7,753	$9,620
9/30/2015	$8,025	$7,627	$9,382
10/31/2015	$8,683	$8,428	$10,174
11/30/2015	$7,975	$7,758	$10,204
12/31/2015	$7,928	$7,886	$10,043
1/31/2016	$8,132	$8,540	$9,545
2/29/2016	$10,631	$11,483	$9,532
3/31/2016	$11,205	$12,065	$10,178
4/30/2016	$14,174	$15,322	$10,218
5/31/2016	$12,534	$13,566	$10,401
6/30/2016	$15,379	$16,659	$10,428
7/31/2016	$16,681	$18,147	$10,813
8/31/2016	$14,182	$15,017	$10,828
9/30/2016	$14,682	$15,659	$10,830
10/31/2016	$13,543	$14,550	$10,632
11/30/2016	$11,290	$12,252	$11,026
12/31/2016	$11,447	$12,674	$11,244
1/31/2017	$12,998	$14,212	$11,457
2/28/2017	$12,447	$13,919	$11,912
3/31/2017	$12,373	$13,796	$11,926
4/30/2017	$12,057	$13,533	$12,049
5/31/2017	$12,350	$13,655	$12,218
6/30/2017	$12,184	$13,154	$12,294
7/31/2017	$12,474	$13,684	$12,547
8/31/2017	$13,253	$14,716	$12,586
9/30/2017	$12,362	$13,759	$12,845
10/31/2017	$11,926	$13,255	$13,145
11/30/2017	$11,795	$13,317	$13,548
12/31/2017	$12,462	$13,970	$13,699
1/31/2018	$12,403	$14,368	$14,483
2/28/2018	$11,080	$12,724	$13,949
3/31/2018	$11,353	$13,114	$13,595
4/30/2018	$11,525	$13,230	$13,647
5/31/2018	$11,552	$13,167	$13,976
6/30/2018	$11,599	$13,125	$14,062
7/31/2018	$11,084	$12,464	$14,585
8/31/2018	$9,659	$10,837	$15,060
9/30/2018	$9,640	$10,825	$15,146
10/31/2018	$9,698	$11,204	$14,111
11/30/2018	$9,585	$11,391	$14,398
12/31/2018	$10,780	$12,567	$13,098
1/31/2019	$11,626	$13,544	$14,148
2/28/2019	$11,584	$13,238	$14,602
3/31/2019	$11,662	$13,414	$14,886
4/30/2019	$10,881	$12,429	$15,489
5/31/2019	$11,287	$12,965	$14,504
6/30/2019	$13,270	$15,743	$15,526
7/31/2019	$13,707	$16,332	$15,750
8/31/2019	$15,365	$18,226	$15,500
9/30/2019	$13,808	$16,482	$15,790
10/31/2019	$14,280	$17,143	$16,132
11/30/2019	$13,898	$16,286	$16,718
12/31/2019	$15,018	$17,931	$17,222
1/31/2020	$14,920	$17,816	$17,216
2/29/2020	$13,617	$16,554	$15,798
3/31/2020	$12,048	$15,031	$13,847
4/30/2020	$16,692	$20,965	$15,622
5/31/2020	$17,715	$21,371	$16,366
6/30/2020	$18,874	$22,965	$16,692
7/31/2020	$21,922	$26,868	$17,633
8/31/2020	$21,298	$26,503	$18,900
9/30/2020	$19,963	$24,721	$18,182
10/31/2020	$19,194	$23,606	$17,699
11/30/2020	$17,645	$21,449	$19,636
12/31/2020	$18,538	$22,404	$20,391
1/31/2021	$17,594	$21,642	$20,185
2/28/2021	$15,607	$19,024	$20,742
3/31/2021	$16,138	$19,898	$21,650
4/30/2021	$17,063	$20,990	$22,806
5/31/2021	$19,276	$24,152	$22,965
6/30/2021	$16,657	$20,429	$23,501
7/31/2021	$17,286	$21,029	$24,059
8/31/2021	$16,353	$19,634	$24,791
9/30/2021	$14,850	$17,995	$23,638
10/31/2021	$16,158	$19,089	$25,294
11/30/2021	$16,111	$19,321	$25,119
12/31/2021	$16,366	$20,079	$26,244
1/31/2022	$15,357	$18,776	$24,886
2/28/2022	$17,297	$21,147	$24,141
3/31/2022	$18,893	$23,711	$25,038
4/30/2022	$17,485	$21,800	$22,854
5/31/2022	$15,920	$19,792	$22,896
6/30/2022	$13,917	$16,876	$21,006
7/31/2022	$13,515	$15,379	$22,943
8/31/2022	$12,365	$14,260	$22,007
9/30/2022	$12,513	$14,469	$19,981
10/31/2022	$12,466	$14,449	$21,598
11/30/2022	$14,837	$16,946	$22,805
12/31/2022	$14,994	$17,501	$21,491
1/31/2023	$16,647	$19,558	$22,842
2/28/2023	$14,492	$16,530	$22,284
3/31/2023	$16,898	$19,623	$23,103
4/30/2023	$17,571	$20,519	$23,463
5/31/2023	$16,512	$18,710	$23,565
6/30/2023	$15,917	$18,426	$25,122
7/31/2023	$16,456	$19,021	$25,929
8/31/2023	$15,479	$17,609	$25,516
9/30/2023	$14,256	$16,201	$24,300
10/31/2023	$14,816	$17,281	$23,789
11/30/2023	$16,390	$19,261	$25,961
12/31/2023	$16,285	$19,673	$27,141
1/31/2024	$14,946	$17,395	$27,597
2/29/2024	$14,101	$16,116	$29,070
3/31/2024	$16,723	$19,399	$30,006
4/30/2024	$17,297	$20,529	$28,780
5/31/2024	$18,555	$21,525	$30,207
6/30/2024	$17,942	$21,051	$31,291
7/31/2024	$19,961	$23,875	$31,672
8/31/2024	$20,886	$25,106	$32,440
9/30/2024	$21,523	$25,677	$33,133
10/31/2024	$22,365	$25,303	$32,833
11/30/2024	$21,404	$23,687	$34,760
12/31/2024	$19,749	$21,438	$33,931
1/31/2025	$22,431	$25,128	$34,876
2/28/2025	$23,046	$25,402	$34,421
3/31/2025	$26,409	$29,538	$32,482

Precious Metals Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	56.70	16.65	10.20
Class C with Load	55.70	16.65	10.20
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0954 03-25

Annual Shareholder Report

Precious Metals Fund

March 31, 2025

Class A

EKWAX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$139	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

	Class A with Load	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$10,215	$11,120	$10,096
5/31/2015	$10,081	$10,753	$10,226
6/30/2015	$9,334	$9,805	$10,028
7/31/2015	$7,572	$7,668	$10,238
8/31/2015	$7,793	$7,753	$9,620
9/30/2015	$7,591	$7,627	$9,382
10/31/2015	$8,218	$8,428	$10,174
11/30/2015	$7,552	$7,758	$10,204
12/31/2015	$7,513	$7,886	$10,043
1/31/2016	$7,711	$8,540	$9,545
2/29/2016	$10,088	$11,483	$9,532
3/31/2016	$10,640	$12,065	$10,178
4/30/2016	$13,469	$15,322	$10,218
5/31/2016	$11,918	$13,566	$10,401
6/30/2016	$14,629	$16,659	$10,428
7/31/2016	$15,878	$18,147	$10,813
8/31/2016	$13,508	$15,017	$10,828
9/30/2016	$13,992	$15,659	$10,830
10/31/2016	$12,916	$14,550	$10,632
11/30/2016	$10,774	$12,252	$11,026
12/31/2016	$10,932	$12,674	$11,244
1/31/2017	$12,422	$14,212	$11,457
2/28/2017	$11,899	$13,919	$11,912
3/31/2017	$11,836	$13,796	$11,926
4/30/2017	$11,540	$13,533	$12,049
5/31/2017	$11,830	$13,655	$12,218
6/30/2017	$11,678	$13,154	$12,294
7/31/2017	$11,965	$13,684	$12,547
8/31/2017	$12,718	$14,716	$12,586
9/30/2017	$11,869	$13,759	$12,845
10/31/2017	$11,458	$13,255	$13,145
11/30/2017	$11,340	$13,317	$13,548
12/31/2017	$11,989	$13,970	$13,699
1/31/2018	$11,942	$14,368	$14,483
2/28/2018	$10,671	$12,724	$13,949
3/31/2018	$10,942	$13,114	$13,595
4/30/2018	$11,115	$13,230	$13,647
5/31/2018	$11,148	$13,167	$13,976
6/30/2018	$11,202	$13,125	$14,062
7/31/2018	$10,711	$12,464	$14,585
8/31/2018	$9,340	$10,837	$15,060
9/30/2018	$9,327	$10,825	$15,146
10/31/2018	$9,390	$11,204	$14,111
11/30/2018	$9,284	$11,391	$14,398
12/31/2018	$10,451	$12,567	$13,098
1/31/2019	$11,278	$13,544	$14,148
2/28/2019	$11,242	$13,238	$14,602
3/31/2019	$11,322	$13,414	$14,886
4/30/2019	$10,575	$12,429	$15,489
5/31/2019	$10,975	$12,965	$14,504
6/30/2019	$12,910	$15,743	$15,526
7/31/2019	$13,343	$16,332	$15,750
8/31/2019	$14,968	$18,226	$15,500
9/30/2019	$13,460	$16,482	$15,790
10/31/2019	$13,927	$17,143	$16,132
11/30/2019	$13,563	$16,286	$16,718
12/31/2019	$14,668	$17,931	$17,222
1/31/2020	$14,578	$17,816	$17,216
2/29/2020	$13,315	$16,554	$15,798
3/31/2020	$11,789	$15,031	$13,847
4/30/2020	$16,341	$20,965	$15,622
5/31/2020	$17,356	$21,371	$16,366
6/30/2020	$18,499	$22,965	$16,692
7/31/2020	$21,504	$26,868	$17,633
8/31/2020	$20,906	$26,503	$18,900
9/30/2020	$19,604	$24,721	$18,182
10/31/2020	$18,863	$23,606	$17,699
11/30/2020	$17,353	$21,449	$19,636
12/31/2020	$18,241	$22,404	$20,391
1/31/2021	$17,323	$21,642	$20,185
2/28/2021	$15,378	$19,024	$20,742
3/31/2021	$15,910	$19,898	$21,650
4/30/2021	$16,835	$20,990	$22,806
5/31/2021	$19,028	$24,152	$22,965
6/30/2021	$16,449	$20,429	$23,501
7/31/2021	$17,082	$21,029	$24,059
8/31/2021	$16,171	$19,634	$24,791
9/30/2021	$14,697	$17,995	$23,638
10/31/2021	$15,998	$19,089	$25,294
11/30/2021	$15,964	$19,321	$25,119
12/31/2021	$16,224	$20,079	$26,244
1/31/2022	$15,234	$18,776	$24,886
2/28/2022	$17,169	$21,147	$24,141
3/31/2022	$18,767	$23,711	$25,038
4/30/2022	$17,379	$21,800	$22,854
5/31/2022	$15,832	$19,792	$22,896
6/30/2022	$13,849	$16,876	$21,006
7/31/2022	$13,458	$15,379	$22,943
8/31/2022	$12,320	$14,260	$22,007
9/30/2022	$12,475	$14,469	$19,981
10/31/2022	$12,440	$14,449	$21,598
11/30/2022	$14,812	$16,946	$22,805
12/31/2022	$14,978	$17,501	$21,491
1/31/2023	$16,638	$19,558	$22,842
2/28/2023	$14,494	$16,530	$22,284
3/31/2023	$16,915	$19,623	$23,103
4/30/2023	$17,588	$20,519	$23,463
5/31/2023	$16,529	$18,710	$23,565
6/30/2023	$15,933	$18,426	$25,122
7/31/2023	$16,473	$19,021	$25,929
8/31/2023	$15,494	$17,609	$25,516
9/30/2023	$14,270	$16,201	$24,300
10/31/2023	$14,831	$17,281	$23,789
11/30/2023	$16,406	$19,261	$25,961
12/31/2023	$16,301	$19,673	$27,141
1/31/2024	$14,961	$17,395	$27,597
2/29/2024	$14,115	$16,116	$29,070
3/31/2024	$16,739	$19,399	$30,006
4/30/2024	$17,315	$20,529	$28,780
5/31/2024	$18,574	$21,525	$30,207
6/30/2024	$17,960	$21,051	$31,291
7/31/2024	$19,981	$23,875	$31,672
8/31/2024	$20,907	$25,106	$32,440
9/30/2024	$21,545	$25,677	$33,133
10/31/2024	$22,387	$25,303	$32,833
11/30/2024	$21,426	$23,687	$34,760
12/31/2024	$19,769	$21,438	$33,931
1/31/2025	$22,453	$25,128	$34,876
2/28/2025	$23,069	$25,402	$34,421
3/31/2025	$26,436	$29,538	$32,482

Precious Metals Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	57.89	17.53	10.86
Class A with Load	48.82	16.15	10.21
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0654 03-25

Annual Shareholder Report

Precious Metals Fund

March 31, 2025

Administrator Class

EKWDX

This annual shareholder report contains important information about Precious Metals Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$123	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The price of gold rose 40.1% during the period while gold-mining stocks outperformed the price of gold. Increased tariffs, rising trade tensions, stronger inflation, and increased risks to economic growth caused U.S. Treasury yields to fall by 60 basis points (bps; 100 bps equal 1.00%) and the trade-weighted U.S. dollar to weaken by 5% during the last quarter of the reporting period.

Two of the Fund’s top contributors were Lundin Gold, Inc. and Torex Gold Resources, Inc. Lundin outperformed on news of better-than-expected operating results. Torex outperformed on news that construction of its Media Luna Mine in Mexico was completed on budget. The Fund’s underweights to Barrick Gold Corp. and Newmont Corp. significantly enhanced results, as both companies provided disappointing 2025 operating outlooks.

One of the Fund’s top detractors was Endeavour Mining PLC. Endeavour underperformed on news that the commissioning of its Massawa Mine in Senegal was being delayed. The Fund’s underweights to Agnico Eagle Mines Ltd. and Evolution Mining PLC also detracted from results.

While we adjusted individual holdings, we did not make material changes to the portfolio.

Total return based on a $10,000 investment

	Administrator Class	FTSE Gold Mines Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$10,840	$11,120	$10,096
5/31/2015	$10,696	$10,753	$10,226
6/30/2015	$9,904	$9,805	$10,028
7/31/2015	$8,036	$7,668	$10,238
8/31/2015	$8,272	$7,753	$9,620
9/30/2015	$8,060	$7,627	$9,382
10/31/2015	$8,728	$8,428	$10,174
11/30/2015	$8,019	$7,758	$10,204
12/31/2015	$7,981	$7,886	$10,043
1/31/2016	$8,190	$8,540	$9,545
2/29/2016	$10,720	$11,483	$9,532
3/31/2016	$11,306	$12,065	$10,178
4/30/2016	$14,313	$15,322	$10,218
5/31/2016	$12,664	$13,566	$10,401
6/30/2016	$15,547	$16,659	$10,428
7/31/2016	$16,877	$18,147	$10,813
8/31/2016	$14,361	$15,017	$10,828
9/30/2016	$14,875	$15,659	$10,830
10/31/2016	$13,733	$14,550	$10,632
11/30/2016	$11,457	$12,252	$11,026
12/31/2016	$11,626	$12,674	$11,244
1/31/2017	$13,213	$14,212	$11,457
2/28/2017	$12,658	$13,919	$11,912
3/31/2017	$12,592	$13,796	$11,926
4/30/2017	$12,279	$13,533	$12,049
5/31/2017	$12,588	$13,655	$12,218
6/30/2017	$12,428	$13,154	$12,294
7/31/2017	$12,734	$13,684	$12,547
8/31/2017	$13,540	$14,716	$12,586
9/30/2017	$12,637	$13,759	$12,845
10/31/2017	$12,199	$13,255	$13,145
11/30/2017	$12,078	$13,317	$13,548
12/31/2017	$12,769	$13,970	$13,699
1/31/2018	$12,720	$14,368	$14,483
2/28/2018	$11,367	$12,724	$13,949
3/31/2018	$11,659	$13,114	$13,595
4/30/2018	$11,846	$13,230	$13,647
5/31/2018	$11,881	$13,167	$13,976
6/30/2018	$11,938	$13,125	$14,062
7/31/2018	$11,416	$12,464	$14,585
8/31/2018	$9,958	$10,837	$15,060
9/30/2018	$9,944	$10,825	$15,146
10/31/2018	$10,010	$11,204	$14,111
11/30/2018	$9,901	$11,391	$14,398
12/31/2018	$11,145	$12,567	$13,098
1/31/2019	$12,029	$13,544	$14,148
2/28/2019	$11,994	$13,238	$14,602
3/31/2019	$12,082	$13,414	$14,886
4/30/2019	$11,282	$12,429	$15,489
5/31/2019	$11,712	$12,965	$14,504
6/30/2019	$13,777	$15,743	$15,526
7/31/2019	$14,242	$16,332	$15,750
8/31/2019	$15,979	$18,226	$15,500
9/30/2019	$14,369	$16,482	$15,790
10/31/2019	$14,873	$17,143	$16,132
11/30/2019	$14,485	$16,286	$16,718
12/31/2019	$15,664	$17,931	$17,222
1/31/2020	$15,572	$17,816	$17,216
2/29/2020	$14,223	$16,554	$15,798
3/31/2020	$12,595	$15,031	$13,847
4/30/2020	$17,462	$20,965	$15,622
5/31/2020	$18,546	$21,371	$16,366
6/30/2020	$19,772	$22,965	$16,692
7/31/2020	$22,986	$26,868	$17,633
8/31/2020	$22,350	$26,503	$18,900
9/30/2020	$20,962	$24,721	$18,182
10/31/2020	$20,171	$23,606	$17,699
11/30/2020	$18,557	$21,449	$19,636
12/31/2020	$19,510	$22,404	$20,391
1/31/2021	$18,529	$21,642	$20,185
2/28/2021	$16,448	$19,024	$20,742
3/31/2021	$17,020	$19,898	$21,650
4/30/2021	$18,011	$20,990	$22,806
5/31/2021	$20,362	$24,152	$22,965
6/30/2021	$17,605	$20,429	$23,501
7/31/2021	$18,285	$21,029	$24,059
8/31/2021	$17,311	$19,634	$24,791
9/30/2021	$15,733	$17,995	$23,638
10/31/2021	$17,127	$19,089	$25,294
11/30/2021	$17,095	$19,321	$25,119
12/31/2021	$17,377	$20,079	$26,244
1/31/2022	$16,318	$18,776	$24,886
2/28/2022	$18,392	$21,147	$24,141
3/31/2022	$20,104	$23,711	$25,038
4/30/2022	$18,618	$21,800	$22,854
5/31/2022	$16,964	$19,792	$22,896
6/30/2022	$14,843	$16,876	$21,006
7/31/2022	$14,427	$15,379	$22,943
8/31/2022	$13,207	$14,260	$22,007
9/30/2022	$13,375	$14,469	$19,981
10/31/2022	$13,338	$14,449	$21,598
11/30/2022	$15,883	$16,946	$22,805
12/31/2022	$16,062	$17,501	$21,491
1/31/2023	$17,845	$19,558	$22,842
2/28/2023	$15,548	$16,530	$22,284
3/31/2023	$18,143	$19,623	$23,103
4/30/2023	$18,871	$20,519	$23,463
5/31/2023	$17,737	$18,710	$23,565
6/30/2023	$17,099	$18,426	$25,122
7/31/2023	$17,677	$19,021	$25,929
8/31/2023	$16,633	$17,609	$25,516
9/30/2023	$15,316	$16,201	$24,300
10/31/2023	$15,924	$17,281	$23,789
11/30/2023	$17,618	$19,261	$25,961
12/31/2023	$17,506	$19,673	$27,141
1/31/2024	$16,070	$17,395	$27,597
2/29/2024	$15,160	$16,116	$29,070
3/31/2024	$17,983	$19,399	$30,006
4/30/2024	$18,602	$20,529	$28,780
5/31/2024	$19,960	$21,525	$30,207
6/30/2024	$19,299	$21,051	$31,291
7/31/2024	$21,474	$23,875	$31,672
8/31/2024	$22,469	$25,106	$32,440
9/30/2024	$23,159	$25,677	$33,133
10/31/2024	$24,069	$25,303	$32,833
11/30/2024	$23,036	$23,687	$34,760
12/31/2024	$21,259	$21,438	$33,931
1/31/2025	$24,145	$25,128	$34,876
2/28/2025	$24,811	$25,402	$34,421
3/31/2025	$28,438	$29,538	$32,482

Precious Metals Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	58.14	17.69	11.02
FTSE Gold Mines Index (Strategy)	52.27	14.47	11.44
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Consolidated Total net assets	$525,013,273
Consolidated # of portfolio holdings	48
Consolidated Portfolio turnover rate	14%
Consolidated Total advisory fees paid	$2,137,406

What did the Fund invest in?

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	70.0
United States	15.6
United Kingdom	7.4
South Africa	3.9
Australia	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	6.7
Kinross Gold Corp.	5.8
Alamos Gold, Inc. Class A	5.5
Newmont Corp.-U.S. Exchange Traded Shares	5.4
Lundin Gold, Inc.	5.4
Gold Bullion	4.6
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	4.3
Barrick Gold Corp.	3.8
Gold Fields Ltd. ADR	3.7
Endeavour Mining PLC	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3758 03-25

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2025

Institutional Class

ESPNX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$89	0.92%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Total return based on a $10,000 investment

	Institutional Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,786	$10,045
5/31/2015	$9,790	$9,868	$10,184
6/30/2015	$9,906	$9,880	$10,014
7/31/2015	$9,696	$9,608	$10,181
8/31/2015	$9,298	$9,136	$9,567
9/30/2015	$8,928	$8,820	$9,288
10/31/2015	$9,465	$9,314	$10,021
11/30/2015	$9,683	$9,578	$10,077
12/31/2015	$9,202	$9,073	$9,870
1/31/2016	$8,752	$8,464	$9,313
2/29/2016	$8,941	$8,522	$9,310
3/31/2016	$9,621	$9,228	$9,966
4/30/2016	$9,734	$9,423	$10,028
5/31/2016	$10,019	$9,596	$10,207
6/30/2016	$10,019	$9,625	$10,228
7/31/2016	$10,444	$10,145	$10,634
8/31/2016	$10,716	$10,397	$10,661
9/30/2016	$10,729	$10,479	$10,678
10/31/2016	$10,458	$10,134	$10,447
11/30/2016	$11,570	$11,479	$10,914
12/31/2016	$11,907	$11,953	$11,127
1/31/2017	$11,935	$11,868	$11,337
2/28/2017	$11,995	$12,040	$11,758
3/31/2017	$11,942	$11,938	$11,766
4/30/2017	$12,020	$11,985	$11,891
5/31/2017	$11,773	$11,612	$12,013
6/30/2017	$12,090	$12,018	$12,121
7/31/2017	$12,076	$12,094	$12,350
8/31/2017	$11,742	$11,797	$12,373
9/30/2017	$12,600	$12,632	$12,675
10/31/2017	$12,801	$12,649	$12,952
11/30/2017	$13,272	$13,015	$13,345
12/31/2017	$13,271	$12,890	$13,478
1/31/2018	$13,650	$13,049	$14,189
2/28/2018	$12,847	$12,397	$13,666
3/31/2018	$13,115	$12,550	$13,392
4/30/2018	$13,144	$12,768	$13,442
5/31/2018	$13,590	$13,510	$13,822
6/30/2018	$13,743	$13,592	$13,912
7/31/2018	$14,078	$13,832	$14,374
8/31/2018	$14,461	$14,162	$14,879
9/30/2018	$14,092	$13,810	$14,903
10/31/2018	$12,724	$12,574	$13,806
11/30/2018	$12,877	$12,776	$14,083
12/31/2018	$11,491	$11,232	$12,772
1/31/2019	$12,749	$12,461	$13,868
2/28/2019	$13,358	$12,945	$14,356
3/31/2019	$13,049	$12,572	$14,566
4/30/2019	$13,530	$13,047	$15,147
5/31/2019	$12,705	$11,981	$14,167
6/30/2019	$13,522	$12,745	$15,162
7/31/2019	$13,578	$12,765	$15,387
8/31/2019	$13,029	$12,053	$15,074
9/30/2019	$13,622	$12,672	$15,338
10/31/2019	$13,775	$12,979	$15,668
11/30/2019	$14,267	$13,282	$16,264
12/31/2019	$14,765	$13,747	$16,734
1/31/2020	$14,221	$13,006	$16,715
2/29/2020	$12,668	$11,742	$15,347
3/31/2020	$9,807	$8,845	$13,236
4/30/2020	$10,959	$9,936	$14,989
5/31/2020	$11,323	$10,221	$15,791
6/30/2020	$11,523	$10,517	$16,152
7/31/2020	$11,785	$10,734	$17,069
8/31/2020	$12,263	$11,312	$18,306
9/30/2020	$11,683	$10,786	$17,639
10/31/2020	$12,038	$11,172	$17,258
11/30/2020	$13,943	$13,329	$19,358
12/31/2020	$14,980	$14,385	$20,229
1/31/2021	$15,458	$15,141	$20,139
2/28/2021	$16,976	$16,564	$20,768
3/31/2021	$17,906	$17,429	$21,513
4/30/2021	$18,432	$17,782	$22,622
5/31/2021	$18,811	$18,335	$22,725
6/30/2021	$18,469	$18,224	$23,285
7/31/2021	$17,980	$17,572	$23,679
8/31/2021	$18,490	$18,042	$24,354
9/30/2021	$17,959	$17,681	$23,262
10/31/2021	$18,667	$18,355	$24,835
11/30/2021	$18,136	$17,728	$24,457
12/31/2021	$19,196	$18,451	$25,420
1/31/2022	$18,283	$17,375	$23,924
2/28/2022	$18,494	$17,663	$23,322
3/31/2022	$18,419	$18,008	$24,078
4/30/2022	$17,406	$16,611	$21,917
5/31/2022	$17,695	$16,930	$21,888
6/30/2022	$16,208	$15,257	$20,057
7/31/2022	$17,384	$16,734	$21,938
8/31/2022	$16,726	$16,205	$21,120
9/30/2022	$14,839	$14,554	$19,161
10/31/2022	$16,502	$16,386	$20,733
11/30/2022	$17,432	$16,887	$21,815
12/31/2022	$16,588	$15,779	$20,537
1/31/2023	$18,230	$17,284	$21,952
2/28/2023	$18,048	$16,886	$21,439
3/31/2023	$17,110	$15,675	$22,012
4/30/2023	$16,812	$15,284	$22,247
5/31/2023	$16,396	$14,984	$22,333
6/30/2023	$17,988	$16,174	$23,858
7/31/2023	$18,813	$17,394	$24,713
8/31/2023	$18,361	$16,558	$24,236
9/30/2023	$17,563	$15,695	$23,082
10/31/2023	$16,704	$14,759	$22,470
11/30/2023	$17,848	$16,088	$24,565
12/31/2023	$19,744	$18,090	$25,868
1/31/2024	$19,266	$17,268	$26,155
2/29/2024	$20,169	$17,833	$27,571
3/31/2024	$21,178	$18,615	$28,460
4/30/2024	$19,973	$17,428	$27,208
5/31/2024	$20,695	$18,244	$28,493
6/30/2024	$19,969	$17,936	$29,375
7/31/2024	$21,742	$20,122	$29,922
8/31/2024	$21,355	$19,744	$30,573
9/30/2024	$21,355	$19,757	$31,205
10/31/2024	$20,867	$19,448	$30,976
11/30/2024	$22,794	$21,324	$33,037
12/31/2024	$21,103	$19,547	$32,027
1/31/2025	$21,318	$19,948	$33,038
2/28/2025	$20,705	$19,185	$32,405
3/31/2025	$19,772	$18,033	$30,515

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(6.64)	15.06	7.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4143 03-25

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2025

Class R6

ESPRX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Total return based on a $10,000 investment

	Class R6	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,769	$9,786	$10,045
5/31/2015	$9,793	$9,868	$10,184
6/30/2015	$9,910	$9,880	$10,014
7/31/2015	$9,699	$9,608	$10,181
8/31/2015	$9,298	$9,136	$9,567
9/30/2015	$8,930	$8,820	$9,288
10/31/2015	$9,469	$9,314	$10,021
11/30/2015	$9,682	$9,578	$10,077
12/31/2015	$9,203	$9,073	$9,870
1/31/2016	$8,753	$8,464	$9,313
2/29/2016	$8,942	$8,522	$9,310
3/31/2016	$9,622	$9,228	$9,966
4/30/2016	$9,736	$9,423	$10,028
5/31/2016	$10,024	$9,596	$10,207
6/30/2016	$10,021	$9,625	$10,228
7/31/2016	$10,450	$10,145	$10,634
8/31/2016	$10,718	$10,397	$10,661
9/30/2016	$10,736	$10,479	$10,678
10/31/2016	$10,464	$10,134	$10,447
11/30/2016	$11,577	$11,479	$10,914
12/31/2016	$11,914	$11,953	$11,127
1/31/2017	$11,943	$11,868	$11,337
2/28/2017	$12,003	$12,040	$11,758
3/31/2017	$11,953	$11,938	$11,766
4/30/2017	$12,031	$11,985	$11,891
5/31/2017	$11,784	$11,612	$12,013
6/30/2017	$12,105	$12,018	$12,121
7/31/2017	$12,087	$12,094	$12,350
8/31/2017	$11,752	$11,797	$12,373
9/30/2017	$12,612	$12,632	$12,675
10/31/2017	$12,816	$12,649	$12,952
11/30/2017	$13,288	$13,015	$13,345
12/31/2017	$13,287	$12,890	$13,478
1/31/2018	$13,667	$13,049	$14,189
2/28/2018	$12,866	$12,397	$13,666
3/31/2018	$13,131	$12,550	$13,392
4/30/2018	$13,164	$12,768	$13,442
5/31/2018	$13,612	$13,510	$13,822
6/30/2018	$13,764	$13,592	$13,912
7/31/2018	$14,103	$13,832	$14,374
8/31/2018	$14,487	$14,162	$14,879
9/30/2018	$14,118	$13,810	$14,903
10/31/2018	$12,747	$12,574	$13,806
11/30/2018	$12,900	$12,776	$14,083
12/31/2018	$11,513	$11,232	$12,772
1/31/2019	$12,775	$12,461	$13,868
2/28/2019	$13,386	$12,945	$14,356
3/31/2019	$13,076	$12,572	$14,566
4/30/2019	$13,562	$13,047	$15,147
5/31/2019	$12,731	$11,981	$14,167
6/30/2019	$13,554	$12,745	$15,162
7/31/2019	$13,614	$12,765	$15,387
8/31/2019	$13,060	$12,053	$15,074
9/30/2019	$13,659	$12,672	$15,338
10/31/2019	$13,811	$12,979	$15,668
11/30/2019	$14,305	$13,282	$16,264
12/31/2019	$14,807	$13,747	$16,734
1/31/2020	$14,266	$13,006	$16,715
2/29/2020	$12,707	$11,742	$15,347
3/31/2020	$9,836	$8,845	$13,236
4/30/2020	$10,993	$9,936	$14,989
5/31/2020	$11,362	$10,221	$15,791
6/30/2020	$11,559	$10,517	$16,152
7/31/2020	$11,825	$10,734	$17,069
8/31/2020	$12,305	$11,312	$18,306
9/30/2020	$11,723	$10,786	$17,639
10/31/2020	$12,080	$11,172	$17,258
11/30/2020	$13,995	$13,329	$19,358
12/31/2020	$15,039	$14,385	$20,229
1/31/2021	$15,518	$15,141	$20,139
2/28/2021	$17,043	$16,564	$20,768
3/31/2021	$17,977	$17,429	$21,513
4/30/2021	$18,510	$17,782	$22,622
5/31/2021	$18,890	$18,335	$22,725
6/30/2021	$18,547	$18,224	$23,285
7/31/2021	$18,059	$17,572	$23,679
8/31/2021	$18,576	$18,042	$24,354
9/30/2021	$18,039	$17,681	$23,262
10/31/2021	$18,753	$18,355	$24,835
11/30/2021	$18,225	$17,728	$24,457
12/31/2021	$19,290	$18,451	$25,420
1/31/2022	$18,373	$17,375	$23,924
2/28/2022	$18,585	$17,663	$23,322
3/31/2022	$18,514	$18,008	$24,078
4/30/2022	$17,495	$16,611	$21,917
5/31/2022	$17,786	$16,930	$21,888
6/30/2022	$16,291	$15,257	$20,057
7/31/2022	$17,478	$16,734	$21,938
8/31/2022	$16,821	$16,205	$21,120
9/30/2022	$14,920	$14,554	$19,161
10/31/2022	$16,591	$16,386	$20,733
11/30/2022	$17,531	$16,887	$21,815
12/31/2022	$16,683	$15,779	$20,537
1/31/2023	$18,341	$17,284	$21,952
2/28/2023	$18,158	$16,886	$21,439
3/31/2023	$17,214	$15,675	$22,012
4/30/2023	$16,913	$15,284	$22,247
5/31/2023	$16,500	$14,984	$22,333
6/30/2023	$18,101	$16,174	$23,858
7/31/2023	$18,932	$17,394	$24,713
8/31/2023	$18,477	$16,558	$24,236
9/30/2023	$17,679	$15,695	$23,082
10/31/2023	$16,815	$14,759	$22,470
11/30/2023	$17,970	$16,088	$24,565
12/31/2023	$19,879	$18,090	$25,868
1/31/2024	$19,398	$17,268	$26,155
2/29/2024	$20,313	$17,833	$27,571
3/31/2024	$21,324	$18,615	$28,460
4/30/2024	$20,115	$17,428	$27,208
5/31/2024	$20,843	$18,244	$28,493
6/30/2024	$20,115	$17,936	$29,375
7/31/2024	$21,907	$20,122	$29,922
8/31/2024	$21,512	$19,744	$30,573
9/30/2024	$21,517	$19,757	$31,205
10/31/2024	$21,030	$19,448	$30,976
11/30/2024	$22,971	$21,324	$33,037
12/31/2024	$21,263	$19,547	$32,027
1/31/2025	$21,490	$19,948	$33,038
2/28/2025	$20,872	$19,185	$32,405
3/31/2025	$19,931	$18,033	$30,515

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	(6.55)	15.17	7.14
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4667 03-25

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2025

Class C

ESPCX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$190	1.98%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Total return based on a $10,000 investment

	Class C with Load	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,758	$9,786	$10,045
5/31/2015	$9,769	$9,868	$10,184
6/30/2015	$9,877	$9,880	$10,014
7/31/2015	$9,657	$9,608	$10,181
8/31/2015	$9,250	$9,136	$9,567
9/30/2015	$8,877	$8,820	$9,288
10/31/2015	$9,399	$9,314	$10,021
11/30/2015	$9,605	$9,578	$10,077
12/31/2015	$9,120	$9,073	$9,870
1/31/2016	$8,668	$8,464	$9,313
2/29/2016	$8,847	$8,522	$9,310
3/31/2016	$9,507	$9,228	$9,966
4/30/2016	$9,613	$9,423	$10,028
5/31/2016	$9,886	$9,596	$10,207
6/30/2016	$9,871	$9,625	$10,228
7/31/2016	$10,285	$10,145	$10,634
8/31/2016	$10,539	$10,397	$10,661
9/30/2016	$10,543	$10,479	$10,678
10/31/2016	$10,270	$10,134	$10,447
11/30/2016	$11,348	$11,479	$10,914
12/31/2016	$11,666	$11,953	$11,127
1/31/2017	$11,686	$11,868	$11,337
2/28/2017	$11,732	$12,040	$11,758
3/31/2017	$11,670	$11,938	$11,766
4/30/2017	$11,736	$11,985	$11,891
5/31/2017	$11,485	$11,612	$12,013
6/30/2017	$11,782	$12,018	$12,121
7/31/2017	$11,755	$12,094	$12,350
8/31/2017	$11,419	$11,797	$12,373
9/30/2017	$12,242	$12,632	$12,675
10/31/2017	$12,428	$12,649	$12,952
11/30/2017	$12,872	$13,015	$13,345
12/31/2017	$12,860	$12,890	$13,478
1/31/2018	$13,214	$13,049	$14,189
2/28/2018	$12,426	$12,397	$13,666
3/31/2018	$12,674	$12,550	$13,392
4/30/2018	$12,690	$12,768	$13,442
5/31/2018	$13,108	$13,510	$13,822
6/30/2018	$13,242	$13,592	$13,912
7/31/2018	$13,555	$13,832	$14,374
8/31/2018	$13,908	$14,162	$14,879
9/30/2018	$13,543	$13,810	$14,903
10/31/2018	$12,215	$12,574	$13,806
11/30/2018	$12,349	$12,776	$14,083
12/31/2018	$11,010	$11,232	$12,772
1/31/2019	$12,205	$12,461	$13,868
2/28/2019	$12,778	$12,945	$14,356
3/31/2019	$12,472	$12,572	$14,566
4/30/2019	$12,922	$13,047	$15,147
5/31/2019	$12,117	$11,981	$14,167
6/30/2019	$12,887	$12,745	$15,162
7/31/2019	$12,931	$12,765	$15,387
8/31/2019	$12,393	$12,053	$15,074
9/30/2019	$12,949	$12,672	$15,338
10/31/2019	$13,080	$12,979	$15,668
11/30/2019	$13,535	$13,282	$16,264
12/31/2019	$13,997	$13,747	$16,734
1/31/2020	$13,467	$13,006	$16,715
2/29/2020	$11,986	$11,742	$15,347
3/31/2020	$9,272	$8,845	$13,236
4/30/2020	$10,351	$9,936	$14,989
5/31/2020	$10,687	$10,221	$15,791
6/30/2020	$10,863	$10,517	$16,152
7/31/2020	$11,102	$10,734	$17,069
8/31/2020	$11,548	$11,312	$18,306
9/30/2020	$10,992	$10,786	$17,639
10/31/2020	$11,314	$11,172	$17,258
11/30/2020	$13,095	$13,329	$19,358
12/31/2020	$14,059	$14,385	$20,229
1/31/2021	$14,492	$15,141	$20,139
2/28/2021	$15,903	$16,564	$20,768
3/31/2021	$16,756	$17,429	$21,513
4/30/2021	$17,238	$17,782	$22,622
5/31/2021	$17,574	$18,335	$22,725
6/30/2021	$17,242	$18,224	$23,285
7/31/2021	$16,769	$17,572	$23,679
8/31/2021	$17,229	$18,042	$24,354
9/30/2021	$16,716	$17,681	$23,262
10/31/2021	$17,362	$18,355	$24,835
11/30/2021	$16,853	$17,728	$24,457
12/31/2021	$17,822	$18,451	$25,420
1/31/2022	$16,961	$17,375	$23,924
2/28/2022	$17,140	$17,663	$23,322
3/31/2022	$17,055	$18,008	$24,078
4/30/2022	$16,104	$16,611	$21,917
5/31/2022	$16,355	$16,930	$21,888
6/30/2022	$14,968	$15,257	$20,057
7/31/2022	$16,038	$16,734	$21,938
8/31/2022	$15,418	$16,205	$21,120
9/30/2022	$13,662	$14,554	$19,161
10/31/2022	$15,181	$16,386	$20,733
11/30/2022	$16,024	$16,887	$21,815
12/31/2022	$15,234	$15,779	$20,537
1/31/2023	$16,727	$17,284	$21,952
2/28/2023	$16,546	$16,886	$21,439
3/31/2023	$15,671	$15,675	$22,012
4/30/2023	$15,394	$15,284	$22,247
5/31/2023	$15,006	$14,984	$22,333
6/30/2023	$16,460	$16,174	$23,858
7/31/2023	$17,213	$17,394	$24,713
8/31/2023	$16,790	$16,558	$24,236
9/30/2023	$16,059	$15,695	$23,082
10/31/2023	$15,271	$14,759	$22,470
11/30/2023	$16,310	$16,088	$24,565
12/31/2023	$18,040	$18,090	$25,868
1/31/2024	$17,594	$17,268	$26,155
2/29/2024	$18,418	$17,833	$27,571
3/31/2024	$19,331	$18,615	$28,460
4/30/2024	$18,229	$17,428	$27,208
5/31/2024	$18,881	$18,244	$28,493
6/30/2024	$18,215	$17,936	$29,375
7/31/2024	$19,830	$20,122	$29,922
8/31/2024	$19,470	$19,744	$30,573
9/30/2024	$19,466	$19,757	$31,205
10/31/2024	$19,016	$19,448	$30,976
11/30/2024	$20,766	$21,324	$33,037
12/31/2024	$19,215	$19,547	$32,027
1/31/2025	$19,412	$19,948	$33,038
2/28/2025	$18,845	$19,185	$32,405
3/31/2025	$17,992	$18,033	$30,515

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(7.62)	13.84	6.05
Class C with Load	(8.62)	13.84	6.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4511 03-25

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2025

Class A

ESPAX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$120	1.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Total return based on a $10,000 investment

	Class A with Load	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$9,424	$10,000	$10,000
4/30/2015	$9,202	$9,786	$10,045
5/31/2015	$9,221	$9,868	$10,184
6/30/2015	$9,327	$9,880	$10,014
7/31/2015	$9,124	$9,608	$10,181
8/31/2015	$8,748	$9,136	$9,567
9/30/2015	$8,397	$8,820	$9,288
10/31/2015	$8,899	$9,314	$10,021
11/30/2015	$9,099	$9,578	$10,077
12/31/2015	$8,645	$9,073	$9,870
1/31/2016	$8,220	$8,464	$9,313
2/29/2016	$8,394	$8,522	$9,310
3/31/2016	$9,027	$9,228	$9,966
4/30/2016	$9,132	$9,423	$10,028
5/31/2016	$9,399	$9,596	$10,207
6/30/2016	$9,393	$9,625	$10,228
7/31/2016	$9,791	$10,145	$10,634
8/31/2016	$10,038	$10,397	$10,661
9/30/2016	$10,048	$10,479	$10,678
10/31/2016	$9,795	$10,134	$10,447
11/30/2016	$10,829	$11,479	$10,914
12/31/2016	$11,142	$11,953	$11,127
1/31/2017	$11,165	$11,868	$11,337
2/28/2017	$11,216	$12,040	$11,758
3/31/2017	$11,165	$11,938	$11,766
4/30/2017	$11,236	$11,985	$11,891
5/31/2017	$11,000	$11,612	$12,013
6/30/2017	$11,293	$12,018	$12,121
7/31/2017	$11,276	$12,094	$12,350
8/31/2017	$10,960	$11,797	$12,373
9/30/2017	$11,758	$12,632	$12,675
10/31/2017	$11,943	$12,649	$12,952
11/30/2017	$12,378	$13,015	$13,345
12/31/2017	$12,373	$12,890	$13,478
1/31/2018	$12,721	$13,049	$14,189
2/28/2018	$11,972	$12,397	$13,666
3/31/2018	$12,217	$12,550	$13,392
4/30/2018	$12,242	$12,768	$13,442
5/31/2018	$12,653	$13,510	$13,822
6/30/2018	$12,788	$13,592	$13,912
7/31/2018	$13,097	$13,832	$14,374
8/31/2018	$13,452	$14,162	$14,879
9/30/2018	$13,104	$13,810	$14,903
10/31/2018	$11,826	$12,574	$13,806
11/30/2018	$11,965	$12,776	$14,083
12/31/2018	$10,676	$11,232	$12,772
1/31/2019	$11,839	$12,461	$13,868
2/28/2019	$12,404	$12,945	$14,356
3/31/2019	$12,110	$12,572	$14,566
4/30/2019	$12,557	$13,047	$15,147
5/31/2019	$11,786	$11,981	$14,167
6/30/2019	$12,541	$12,745	$15,162
7/31/2019	$12,591	$12,765	$15,387
8/31/2019	$12,076	$12,053	$15,074
9/30/2019	$12,625	$12,672	$15,338
10/31/2019	$12,759	$12,979	$15,668
11/30/2019	$13,213	$13,282	$16,264
12/31/2019	$13,668	$13,747	$16,734
1/31/2020	$13,163	$13,006	$16,715
2/29/2020	$11,723	$11,742	$15,347
3/31/2020	$9,073	$8,845	$13,236
4/30/2020	$10,136	$9,936	$14,989
5/31/2020	$10,470	$10,221	$15,791
6/30/2020	$10,648	$10,517	$16,152
7/31/2020	$10,889	$10,734	$17,069
8/31/2020	$11,327	$11,312	$18,306
9/30/2020	$10,788	$10,786	$17,639
10/31/2020	$11,114	$11,172	$17,258
11/30/2020	$12,868	$13,329	$19,358
12/31/2020	$13,826	$14,385	$20,229
1/31/2021	$14,262	$15,141	$20,139
2/28/2021	$15,657	$16,564	$20,768
3/31/2021	$16,506	$17,429	$21,513
4/30/2021	$16,989	$17,782	$22,622
5/31/2021	$17,336	$18,335	$22,725
6/30/2021	$17,016	$18,224	$23,285
7/31/2021	$16,560	$17,572	$23,679
8/31/2021	$17,024	$18,042	$24,354
9/30/2021	$16,529	$17,681	$23,262
10/31/2021	$17,176	$18,355	$24,835
11/30/2021	$16,685	$17,728	$24,457
12/31/2021	$17,658	$18,451	$25,420
1/31/2022	$16,811	$17,375	$23,924
2/28/2022	$16,998	$17,663	$23,322
3/31/2022	$16,928	$18,008	$24,078
4/30/2022	$15,990	$16,611	$21,917
5/31/2022	$16,251	$16,930	$21,888
6/30/2022	$14,883	$15,257	$20,057
7/31/2022	$15,957	$16,734	$21,938
8/31/2022	$15,351	$16,205	$21,120
9/30/2022	$13,613	$14,554	$19,161
10/31/2022	$15,132	$16,386	$20,733
11/30/2022	$15,986	$16,887	$21,815
12/31/2022	$15,206	$15,779	$20,537
1/31/2023	$16,708	$17,284	$21,952
2/28/2023	$16,536	$16,886	$21,439
3/31/2023	$15,673	$15,675	$22,012
4/30/2023	$15,395	$15,284	$22,247
5/31/2023	$15,008	$14,984	$22,333
6/30/2023	$16,461	$16,174	$23,858
7/31/2023	$17,214	$17,394	$24,713
8/31/2023	$16,791	$16,558	$24,236
9/30/2023	$16,060	$15,695	$23,082
10/31/2023	$15,272	$14,759	$22,470
11/30/2023	$16,311	$16,088	$24,565
12/31/2023	$18,041	$18,090	$25,868
1/31/2024	$17,596	$17,268	$26,155
2/29/2024	$18,419	$17,833	$27,571
3/31/2024	$19,332	$18,615	$28,460
4/30/2024	$18,230	$17,428	$27,208
5/31/2024	$18,883	$18,244	$28,493
6/30/2024	$18,217	$17,936	$29,375
7/31/2024	$19,832	$20,122	$29,922
8/31/2024	$19,472	$19,744	$30,573
9/30/2024	$19,467	$19,757	$31,205
10/31/2024	$19,018	$19,448	$30,976
11/30/2024	$20,768	$21,324	$33,037
12/31/2024	$19,216	$19,547	$32,027
1/31/2025	$19,414	$19,948	$33,038
2/28/2025	$18,847	$19,185	$32,405
3/31/2025	$17,994	$18,033	$30,515

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(6.95)	14.68	6.68
Class A with Load	(12.29)	13.32	6.05
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0637 03-25

Annual Shareholder Report

Special Small Cap Value Fund

March 31, 2025

Administrator Class

ESPIX

This annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$112	1.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Equities were volatile on inflation concerns, varying economic data, a new administration, tariff uncertainty, and competitive threats around artificial intelligence.

During the quarter, exposure to financials increased while the allocation to industrials decreased.

Mueller Industries, Inc., a top contributor, is an industrial manufacturer of vital goods. Management continues to acquire and consolidate niche players while buying back stock and paying dividends with its net cash balance sheet. We believe Mueller’s resilient, strong free cash flow profile and its financial flexibility are underappreciated. Atkore, Inc., a large detractor, manufactures electrical raceway products. Atkore faced headwinds of decreases in selling prices, primarily PVC-related products, and margin pressure from Mexican-imported steel. We believe Atkore should be able to navigate its challenges because of its robust free cash flow generation, under-levered balance sheet, and strong market position. As tariffs are implemented and trade agreements are enforced, Atkore is positioned to benefit. We see Atkore as attractive from a reward/risk perspective.

Total return based on a $10,000 investment

	Administrator Class	Russell 2000® Value Index	Russell 3000® Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,766	$9,786	$10,045
5/31/2015	$9,786	$9,868	$10,184
6/30/2015	$9,900	$9,880	$10,014
7/31/2015	$9,689	$9,608	$10,181
8/31/2015	$9,289	$9,136	$9,567
9/30/2015	$8,918	$8,820	$9,288
10/31/2015	$9,452	$9,314	$10,021
11/30/2015	$9,666	$9,578	$10,077
12/31/2015	$9,185	$9,073	$9,870
1/31/2016	$8,733	$8,464	$9,313
2/29/2016	$8,921	$8,522	$9,310
3/31/2016	$9,596	$9,228	$9,966
4/30/2016	$9,709	$9,423	$10,028
5/31/2016	$9,993	$9,596	$10,207
6/30/2016	$9,987	$9,625	$10,228
7/31/2016	$10,411	$10,145	$10,634
8/31/2016	$10,678	$10,397	$10,661
9/30/2016	$10,689	$10,479	$10,678
10/31/2016	$10,418	$10,134	$10,447
11/30/2016	$11,521	$11,479	$10,914
12/31/2016	$11,854	$11,953	$11,127
1/31/2017	$11,878	$11,868	$11,337
2/28/2017	$11,934	$12,040	$11,758
3/31/2017	$11,882	$11,938	$11,766
4/30/2017	$11,959	$11,985	$11,891
5/31/2017	$11,710	$11,612	$12,013
6/30/2017	$12,022	$12,018	$12,121
7/31/2017	$12,004	$12,094	$12,350
8/31/2017	$11,668	$11,797	$12,373
9/30/2017	$12,520	$12,632	$12,675
10/31/2017	$12,716	$12,649	$12,952
11/30/2017	$13,182	$13,015	$13,345
12/31/2017	$13,176	$12,890	$13,478
1/31/2018	$13,549	$13,049	$14,189
2/28/2018	$12,751	$12,397	$13,666
3/31/2018	$13,013	$12,550	$13,392
4/30/2018	$13,043	$12,768	$13,442
5/31/2018	$13,483	$13,510	$13,822
6/30/2018	$13,630	$13,592	$13,912
7/31/2018	$13,959	$13,832	$14,374
8/31/2018	$14,336	$14,162	$14,879
9/30/2018	$13,967	$13,810	$14,903
10/31/2018	$12,607	$12,574	$13,806
11/30/2018	$12,755	$12,776	$14,083
12/31/2018	$11,382	$11,232	$12,772
1/31/2019	$12,623	$12,461	$13,868
2/28/2019	$13,226	$12,945	$14,356
3/31/2019	$12,913	$12,572	$14,566
4/30/2019	$13,393	$13,047	$15,147
5/31/2019	$12,568	$11,981	$14,167
6/30/2019	$13,377	$12,745	$15,162
7/31/2019	$13,429	$12,765	$15,387
8/31/2019	$12,881	$12,053	$15,074
9/30/2019	$13,468	$12,672	$15,338
10/31/2019	$13,611	$12,979	$15,668
11/30/2019	$14,095	$13,282	$16,264
12/31/2019	$14,587	$13,747	$16,734
1/31/2020	$14,046	$13,006	$16,715
2/29/2020	$12,512	$11,742	$15,347
3/31/2020	$9,681	$8,845	$13,236
4/30/2020	$10,816	$9,936	$14,989
5/31/2020	$11,175	$10,221	$15,791
6/30/2020	$11,369	$10,517	$16,152
7/31/2020	$11,627	$10,734	$17,069
8/31/2020	$12,096	$11,312	$18,306
9/30/2020	$11,518	$10,786	$17,639
10/31/2020	$11,866	$11,172	$17,258
11/30/2020	$13,743	$13,329	$19,358
12/31/2020	$14,763	$14,385	$20,229
1/31/2021	$15,229	$15,141	$20,139
2/28/2021	$16,720	$16,564	$20,768
3/31/2021	$17,633	$17,429	$21,513
4/30/2021	$18,147	$17,782	$22,622
5/31/2021	$18,520	$18,335	$22,725
6/30/2021	$18,180	$18,224	$23,285
7/31/2021	$17,693	$17,572	$23,679
8/31/2021	$18,192	$18,042	$24,354
9/30/2021	$17,665	$17,681	$23,262
10/31/2021	$18,358	$18,355	$24,835
11/30/2021	$17,835	$17,728	$24,457
12/31/2021	$18,871	$18,451	$25,420
1/31/2022	$17,970	$17,375	$23,924
2/28/2022	$18,169	$17,663	$23,322
3/31/2022	$18,095	$18,008	$24,078
4/30/2022	$17,095	$16,611	$21,917
5/31/2022	$17,375	$16,930	$21,888
6/30/2022	$15,913	$15,257	$20,057
7/31/2022	$17,065	$16,734	$21,938
8/31/2022	$16,418	$16,205	$21,120
9/30/2022	$14,559	$14,554	$19,161
10/31/2022	$16,185	$16,386	$20,733
11/30/2022	$17,099	$16,887	$21,815
12/31/2022	$16,265	$15,779	$20,537
1/31/2023	$17,875	$17,284	$21,952
2/28/2023	$17,692	$16,886	$21,439
3/31/2023	$16,768	$15,675	$22,012
4/30/2023	$16,471	$15,284	$22,247
5/31/2023	$16,064	$14,984	$22,333
6/30/2023	$17,619	$16,174	$23,858
7/31/2023	$18,420	$17,394	$24,713
8/31/2023	$17,976	$16,558	$24,236
9/30/2023	$17,189	$15,695	$23,082
10/31/2023	$16,347	$14,759	$22,470
11/30/2023	$17,464	$16,088	$24,565
12/31/2023	$19,316	$18,090	$25,868
1/31/2024	$18,839	$17,268	$26,155
2/29/2024	$19,723	$17,833	$27,571
3/31/2024	$20,705	$18,615	$28,460
4/30/2024	$19,526	$17,428	$27,208
5/31/2024	$20,223	$18,244	$28,493
6/30/2024	$19,508	$17,936	$29,375
7/31/2024	$21,242	$20,122	$29,922
8/31/2024	$20,854	$19,744	$30,573
9/30/2024	$20,854	$19,757	$31,205
10/31/2024	$20,373	$19,448	$30,976
11/30/2024	$22,248	$21,324	$33,037
12/31/2024	$20,593	$19,547	$32,027
1/31/2025	$20,803	$19,948	$33,038
2/28/2025	$20,199	$19,185	$32,405
3/31/2025	$19,284	$18,033	$30,515

Special Small Cap Value Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(6.86)	14.78	6.79
Russell 2000® Value Index (Strategy)	(3.12)	15.31	6.07
Russell 3000® Index (Regulatory)	7.22	18.18	11.80

KEY FUND STATISTICS

Total net assets	$4,609,846,494
# of portfolio holdings	134
Portfolio turnover rate	22%
Total advisory fees paid	$41,575,588

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	26.3
Financials	23.2
Materials	17.4
Consumer staples	10.2
Information technology	6.5
Energy	5.2
Health care	4.8
Consumer discretionary	3.7
Real estate	1.5
Communication services	0.6
Utilities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.2
Franklin Electric Co., Inc.	3.2
J&J Snack Foods Corp.	3.2
UMB Financial Corp.	3.1
Mueller Industries, Inc.	2.8
Eagle Materials, Inc.	2.6
Silgan Holdings, Inc.	2.2
Avient Corp.	2.2
Stewart Information Services Corp.	2.0
Alamo Group, Inc.	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0737 03-25

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2025

Institutional Class

EVUYX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$79	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,962	$9,955	$10,096
5/31/2015	$9,934	$10,022	$10,226
6/30/2015	$9,522	$9,420	$10,028
7/31/2015	$9,842	$9,990	$10,238
8/31/2015	$9,407	$9,647	$9,620
9/30/2015	$9,458	$9,928	$9,382
10/31/2015	$9,780	$10,037	$10,174
11/30/2015	$9,641	$9,821	$10,204
12/31/2015	$9,525	$10,035	$10,043
1/31/2016	$9,631	$10,530	$9,545
2/29/2016	$9,843	$10,734	$9,532
3/31/2016	$10,463	$11,596	$10,178
4/30/2016	$10,384	$11,316	$10,218
5/31/2016	$10,653	$11,487	$10,401
6/30/2016	$11,417	$12,384	$10,428
7/31/2016	$11,395	$12,299	$10,813
8/31/2016	$10,685	$11,607	$10,828
9/30/2016	$10,742	$11,653	$10,830
10/31/2016	$10,640	$11,754	$10,632
11/30/2016	$10,340	$11,119	$11,026
12/31/2016	$10,766	$11,669	$11,244
1/31/2017	$10,868	$11,815	$11,457
2/28/2017	$11,346	$12,439	$11,912
3/31/2017	$11,432	$12,415	$11,926
4/30/2017	$11,678	$12,512	$12,049
5/31/2017	$12,084	$13,042	$12,218
6/30/2017	$11,771	$12,690	$12,294
7/31/2017	$12,070	$13,000	$12,547
8/31/2017	$12,398	$13,422	$12,586
9/30/2017	$12,182	$13,054	$12,845
10/31/2017	$12,552	$13,564	$13,145
11/30/2017	$12,921	$13,937	$13,548
12/31/2017	$12,282	$13,081	$13,699
1/31/2018	$12,067	$12,680	$14,483
2/28/2018	$11,533	$12,191	$13,949
3/31/2018	$11,933	$12,650	$13,595
4/30/2018	$12,207	$12,915	$13,647
5/31/2018	$11,956	$12,770	$13,976
6/30/2018	$12,264	$13,123	$14,062
7/31/2018	$12,522	$13,368	$14,585
8/31/2018	$12,856	$13,517	$15,060
9/30/2018	$12,894	$13,437	$15,146
10/31/2018	$12,806	$13,699	$14,111
11/30/2018	$13,495	$14,190	$14,398
12/31/2018	$12,722	$13,619	$13,098
1/31/2019	$13,346	$14,086	$14,148
2/28/2019	$13,852	$14,672	$14,602
3/31/2019	$14,323	$15,096	$14,886
4/30/2019	$14,526	$15,235	$15,489
5/31/2019	$14,544	$15,119	$14,504
6/30/2019	$15,115	$15,620	$15,526
7/31/2019	$15,097	$15,577	$15,750
8/31/2019	$15,558	$16,380	$15,500
9/30/2019	$15,950	$17,078	$15,790
10/31/2019	$15,908	$16,948	$16,132
11/30/2019	$15,758	$16,635	$16,718
12/31/2019	$16,274	$17,207	$17,222
1/31/2020	$17,118	$18,352	$17,216
2/29/2020	$15,664	$16,539	$15,798
3/31/2020	$14,377	$14,884	$13,847
4/30/2020	$15,075	$15,362	$15,622
5/31/2020	$15,723	$16,039	$16,366
6/30/2020	$15,131	$15,291	$16,692
7/31/2020	$16,283	$16,485	$17,633
8/31/2020	$16,226	$16,049	$18,900
9/30/2020	$16,033	$16,229	$18,182
10/31/2020	$16,385	$17,048	$17,699
11/30/2020	$16,896	$17,170	$19,636
12/31/2020	$17,025	$17,290	$20,391
1/31/2021	$16,588	$17,132	$20,185
2/28/2021	$16,012	$16,083	$20,742
3/31/2021	$17,485	$17,774	$21,650
4/30/2021	$18,275	$18,535	$22,806
5/31/2021	$17,949	$18,094	$22,965
6/30/2021	$17,641	$17,702	$23,501
7/31/2021	$18,394	$18,469	$24,059
8/31/2021	$18,836	$19,204	$24,791
9/30/2021	$17,715	$18,016	$23,638
10/31/2021	$18,233	$18,869	$25,294
11/30/2021	$17,789	$18,557	$25,119
12/31/2021	$19,464	$20,346	$26,244
1/31/2022	$18,816	$19,680	$24,886
2/28/2022	$18,437	$19,315	$24,141
3/31/2022	$19,921	$21,317	$25,038
4/30/2022	$19,030	$20,411	$22,854
5/31/2022	$19,726	$21,293	$22,896
6/30/2022	$18,776	$20,233	$21,006
7/31/2022	$19,682	$21,346	$22,943
8/31/2022	$19,486	$21,454	$22,007
9/30/2022	$17,356	$19,021	$19,981
10/31/2022	$17,863	$19,412	$21,598
11/30/2022	$19,120	$20,774	$22,805
12/31/2022	$18,849	$20,664	$21,491
1/31/2023	$18,756	$20,251	$22,842
2/28/2023	$17,664	$19,057	$22,284
3/31/2023	$18,367	$19,994	$23,103
4/30/2023	$18,636	$20,367	$23,463
5/31/2023	$17,612	$19,173	$23,565
6/30/2023	$18,009	$19,489	$25,122
7/31/2023	$18,405	$19,971	$25,929
8/31/2023	$17,623	$18,741	$25,516
9/30/2023	$16,623	$17,686	$24,300
10/31/2023	$16,759	$17,914	$23,789
11/30/2023	$17,650	$18,840	$25,961
12/31/2023	$17,930	$19,201	$27,141
1/31/2024	$17,634	$18,622	$27,597
2/29/2024	$17,798	$18,831	$29,070
3/31/2024	$18,745	$20,077	$30,006
4/30/2024	$18,635	$20,409	$28,780
5/31/2024	$19,954	$22,239	$30,207
6/30/2024	$19,203	$21,013	$31,291
7/31/2024	$20,398	$22,439	$31,672
8/31/2024	$21,117	$23,530	$32,440
9/30/2024	$22,438	$25,082	$33,133
10/31/2024	$22,194	$24,826	$32,833
11/30/2024	$22,850	$25,743	$34,760
12/31/2024	$21,163	$23,700	$33,931
1/31/2025	$21,922	$24,394	$34,876
2/28/2025	$22,312	$24,806	$34,421
3/31/2025	$22,205	$24,870	$32,482

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	18.46	9.08	8.30
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0767 03-25

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2025

Class C

EVUCX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$194	1.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,951	$9,955	$10,096
5/31/2015	$9,912	$10,022	$10,226
6/30/2015	$9,495	$9,420	$10,028
7/31/2015	$9,803	$9,990	$10,238
8/31/2015	$9,363	$9,647	$9,620
9/30/2015	$9,409	$9,928	$9,382
10/31/2015	$9,718	$10,037	$10,174
11/30/2015	$9,569	$9,821	$10,204
12/31/2015	$9,447	$10,035	$10,043
1/31/2016	$9,541	$10,530	$9,545
2/29/2016	$9,746	$10,734	$9,532
3/31/2016	$10,349	$11,596	$10,178
4/30/2016	$10,260	$11,316	$10,218
5/31/2016	$10,515	$11,487	$10,401
6/30/2016	$11,261	$12,384	$10,428
7/31/2016	$11,228	$12,299	$10,813
8/31/2016	$10,517	$11,607	$10,828
9/30/2016	$10,564	$11,653	$10,830
10/31/2016	$10,453	$11,754	$10,632
11/30/2016	$10,152	$11,119	$11,026
12/31/2016	$10,559	$11,669	$11,244
1/31/2017	$10,654	$11,815	$11,457
2/28/2017	$11,105	$12,439	$11,912
3/31/2017	$11,181	$12,415	$11,926
4/30/2017	$11,410	$12,512	$12,049
5/31/2017	$11,796	$13,042	$12,218
6/30/2017	$11,479	$12,690	$12,294
7/31/2017	$11,759	$13,000	$12,547
8/31/2017	$12,073	$13,422	$12,586
9/30/2017	$11,846	$13,054	$12,845
10/31/2017	$12,199	$13,564	$13,145
11/30/2017	$12,542	$13,937	$13,548
12/31/2017	$11,908	$13,081	$13,699
1/31/2018	$11,688	$12,680	$14,483
2/28/2018	$11,165	$12,191	$13,949
3/31/2018	$11,544	$12,650	$13,595
4/30/2018	$11,792	$12,915	$13,647
5/31/2018	$11,544	$12,770	$13,976
6/30/2018	$11,828	$13,123	$14,062
7/31/2018	$12,066	$13,368	$14,585
8/31/2018	$12,377	$13,517	$15,060
9/30/2018	$12,401	$13,437	$15,146
10/31/2018	$12,305	$13,699	$14,111
11/30/2018	$12,955	$14,190	$14,398
12/31/2018	$12,205	$13,619	$13,098
1/31/2019	$12,791	$14,086	$14,148
2/28/2019	$13,264	$14,672	$14,602
3/31/2019	$13,696	$15,096	$14,886
4/30/2019	$13,884	$15,235	$15,489
5/31/2019	$13,884	$15,119	$14,504
6/30/2019	$14,420	$15,620	$15,526
7/31/2019	$14,392	$15,577	$15,750
8/31/2019	$14,813	$16,380	$15,500
9/30/2019	$15,171	$17,078	$15,790
10/31/2019	$15,119	$16,948	$16,132
11/30/2019	$14,960	$16,635	$16,718
12/31/2019	$15,444	$17,207	$17,222
1/31/2020	$16,222	$18,352	$17,216
2/29/2020	$14,833	$16,539	$15,798
3/31/2020	$13,597	$14,884	$13,847
4/30/2020	$14,248	$15,362	$15,622
5/31/2020	$14,846	$16,039	$16,366
6/30/2020	$14,281	$15,291	$16,692
7/31/2020	$15,350	$16,485	$17,633
8/31/2020	$15,276	$16,049	$18,900
9/30/2020	$15,084	$16,229	$18,182
10/31/2020	$15,401	$17,048	$17,699
11/30/2020	$15,873	$17,170	$19,636
12/31/2020	$15,970	$17,290	$20,391
1/31/2021	$15,554	$17,132	$20,185
2/28/2021	$15,001	$16,083	$20,742
3/31/2021	$16,362	$17,774	$21,650
4/30/2021	$17,083	$18,535	$22,806
5/31/2021	$16,764	$18,094	$22,965
6/30/2021	$16,465	$17,702	$23,501
7/31/2021	$17,149	$18,469	$24,059
8/31/2021	$17,552	$19,204	$24,791
9/30/2021	$16,488	$18,016	$23,638
10/31/2021	$16,952	$18,869	$25,294
11/30/2021	$16,526	$18,557	$25,119
12/31/2021	$18,065	$20,346	$26,244
1/31/2022	$17,451	$19,680	$24,886
2/28/2022	$17,084	$19,315	$24,141
3/31/2022	$18,448	$21,317	$25,038
4/30/2022	$17,602	$20,411	$22,854
5/31/2022	$18,226	$21,293	$22,896
6/30/2022	$17,336	$20,233	$21,006
7/31/2022	$18,158	$21,346	$22,943
8/31/2022	$17,952	$21,454	$22,007
9/30/2022	$15,988	$19,021	$19,981
10/31/2022	$16,434	$19,412	$21,598
11/30/2022	$17,576	$20,774	$22,805
12/31/2022	$17,309	$20,664	$21,491
1/31/2023	$17,206	$20,251	$22,842
2/28/2023	$16,191	$19,057	$22,284
3/31/2023	$16,819	$19,994	$23,103
4/30/2023	$17,065	$20,367	$23,463
5/31/2023	$16,118	$19,173	$23,565
6/30/2023	$16,486	$19,489	$25,122
7/31/2023	$16,838	$19,971	$25,929
8/31/2023	$16,114	$18,741	$25,516
9/30/2023	$15,195	$17,686	$24,300
10/31/2023	$15,320	$17,914	$23,789
11/30/2023	$16,125	$18,840	$25,961
12/31/2023	$16,384	$19,201	$27,141
1/31/2024	$16,105	$18,622	$27,597
2/29/2024	$16,254	$18,831	$29,070
3/31/2024	$17,116	$20,077	$30,006
4/30/2024	$17,006	$20,409	$28,780
5/31/2024	$18,208	$22,239	$30,207
6/30/2024	$17,516	$21,013	$31,291
7/31/2024	$18,605	$22,439	$31,672
8/31/2024	$19,261	$23,530	$32,440
9/30/2024	$20,458	$25,082	$33,133
10/31/2024	$20,225	$24,826	$32,833
11/30/2024	$20,823	$25,743	$34,760
12/31/2024	$19,280	$23,700	$33,931
1/31/2025	$19,970	$24,394	$34,876
2/28/2025	$20,326	$24,806	$34,421
3/31/2025	$20,224	$24,870	$32,482

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	17.24	7.93	7.30
Class C with Load	16.24	7.93	7.30
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0967 03-25

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2025

Class A

EVUAX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$109	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$9,425	$10,000	$10,000
4/30/2015	$9,389	$9,955	$10,096
5/31/2015	$9,358	$10,022	$10,226
6/30/2015	$8,972	$9,420	$10,028
7/31/2015	$9,267	$9,990	$10,238
8/31/2015	$8,857	$9,647	$9,620
9/30/2015	$8,902	$9,928	$9,382
10/31/2015	$9,201	$10,037	$10,174
11/30/2015	$9,070	$9,821	$10,204
12/31/2015	$8,957	$10,035	$10,043
1/31/2016	$9,051	$10,530	$9,545
2/29/2016	$9,251	$10,734	$9,532
3/31/2016	$9,830	$11,596	$10,178
4/30/2016	$9,756	$11,316	$10,218
5/31/2016	$10,004	$11,487	$10,401
6/30/2016	$10,717	$12,384	$10,428
7/31/2016	$10,691	$12,299	$10,813
8/31/2016	$10,019	$11,607	$10,828
9/30/2016	$10,068	$11,653	$10,830
10/31/2016	$9,973	$11,754	$10,632
11/30/2016	$9,692	$11,119	$11,026
12/31/2016	$10,086	$11,669	$11,244
1/31/2017	$10,182	$11,815	$11,457
2/28/2017	$10,623	$12,439	$11,912
3/31/2017	$10,702	$12,415	$11,926
4/30/2017	$10,926	$12,512	$12,049
5/31/2017	$11,301	$13,042	$12,218
6/30/2017	$11,009	$12,690	$12,294
7/31/2017	$11,283	$13,000	$12,547
8/31/2017	$11,590	$13,422	$12,586
9/30/2017	$11,377	$13,054	$12,845
10/31/2017	$11,728	$13,564	$13,145
11/30/2017	$12,062	$13,937	$13,548
12/31/2017	$11,463	$13,081	$13,699
1/31/2018	$11,257	$12,680	$14,483
2/28/2018	$10,759	$12,191	$13,949
3/31/2018	$11,130	$12,650	$13,595
4/30/2018	$11,380	$12,915	$13,647
5/31/2018	$11,146	$12,770	$13,976
6/30/2018	$11,428	$13,123	$14,062
7/31/2018	$11,668	$13,368	$14,585
8/31/2018	$11,974	$13,517	$15,060
9/30/2018	$12,004	$13,437	$15,146
10/31/2018	$11,916	$13,699	$14,111
11/30/2018	$12,552	$14,190	$14,398
12/31/2018	$11,836	$13,619	$13,098
1/31/2019	$12,411	$14,086	$14,148
2/28/2019	$12,881	$14,672	$14,602
3/31/2019	$13,309	$15,096	$14,886
4/30/2019	$13,498	$15,235	$15,489
5/31/2019	$13,503	$15,119	$14,504
6/30/2019	$14,034	$15,620	$15,526
7/31/2019	$14,017	$15,577	$15,750
8/31/2019	$14,439	$16,380	$15,500
9/30/2019	$14,795	$17,078	$15,790
10/31/2019	$14,751	$16,948	$16,132
11/30/2019	$14,611	$16,635	$16,718
12/31/2019	$15,091	$17,207	$17,222
1/31/2020	$15,866	$18,352	$17,216
2/29/2020	$14,512	$16,539	$15,798
3/31/2020	$13,315	$14,884	$13,847
4/30/2020	$13,961	$15,362	$15,622
5/31/2020	$14,555	$16,039	$16,366
6/30/2020	$14,002	$15,291	$16,692
7/31/2020	$15,067	$16,485	$17,633
8/31/2020	$15,007	$16,049	$18,900
9/30/2020	$14,823	$16,229	$18,182
10/31/2020	$15,149	$17,048	$17,699
11/30/2020	$15,614	$17,170	$19,636
12/31/2020	$15,729	$17,290	$20,391
1/31/2021	$15,324	$17,132	$20,185
2/28/2021	$14,785	$16,083	$20,742
3/31/2021	$16,141	$17,774	$21,650
4/30/2021	$16,871	$18,535	$22,806
5/31/2021	$16,562	$18,094	$22,965
6/30/2021	$16,279	$17,702	$23,501
7/31/2021	$16,959	$18,469	$24,059
8/31/2021	$17,374	$19,204	$24,791
9/30/2021	$16,327	$18,016	$23,638
10/31/2021	$16,805	$18,869	$25,294
11/30/2021	$16,388	$18,557	$25,119
12/31/2021	$17,924	$20,346	$26,244
1/31/2022	$17,328	$19,680	$24,886
2/28/2022	$16,970	$19,315	$24,141
3/31/2022	$18,340	$21,317	$25,038
4/30/2022	$17,512	$20,411	$22,854
5/31/2022	$18,144	$21,293	$22,896
6/30/2022	$17,264	$20,233	$21,006
7/31/2022	$18,096	$21,346	$22,943
8/31/2022	$17,908	$21,454	$22,007
9/30/2022	$15,946	$19,021	$19,981
10/31/2022	$16,411	$19,412	$21,598
11/30/2022	$17,565	$20,774	$22,805
12/31/2022	$17,310	$20,664	$21,491
1/31/2023	$17,215	$20,251	$22,842
2/28/2023	$16,213	$19,057	$22,284
3/31/2023	$16,846	$19,994	$23,103
4/30/2023	$17,093	$20,367	$23,463
5/31/2023	$16,145	$19,173	$23,565
6/30/2023	$16,513	$19,489	$25,122
7/31/2023	$16,866	$19,971	$25,929
8/31/2023	$16,140	$18,741	$25,516
9/30/2023	$15,220	$17,686	$24,300
10/31/2023	$15,345	$17,914	$23,789
11/30/2023	$16,151	$18,840	$25,961
12/31/2023	$16,411	$19,201	$27,141
1/31/2024	$16,131	$18,622	$27,597
2/29/2024	$16,281	$18,831	$29,070
3/31/2024	$17,144	$20,077	$30,006
4/30/2024	$17,034	$20,409	$28,780
5/31/2024	$18,238	$22,239	$30,207
6/30/2024	$17,545	$21,013	$31,291
7/31/2024	$18,636	$22,439	$31,672
8/31/2024	$19,292	$23,530	$32,440
9/30/2024	$20,492	$25,082	$33,133
10/31/2024	$20,258	$24,826	$32,833
11/30/2024	$20,857	$25,743	$34,760
12/31/2024	$19,312	$23,700	$33,931
1/31/2025	$20,003	$24,394	$34,876
2/28/2025	$20,359	$24,806	$34,421
3/31/2025	$20,257	$24,870	$32,482

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	18.16	8.75	7.95
Class A with Load	11.36	7.47	7.31
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0667 03-25

Annual Shareholder Report

Utility and Telecommunications Fund

March 31, 2025

Administrator Class

EVUDX

This annual shareholder report contains important information about Utility and Telecommunications Fund for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$100	0.92%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Utilities stocks outperformed the broader market for the 12-month period. The U.S. appears to be entering an era of rising electricity demand. Utilities across the U.S. have revised forecasts higher. Demand has been driven by the proliferation of data centers, growing electric vehicle penetration, and the reshoring of manufacturing to the U.S.

The largest contributor was not owning Edison International (EIX), a California utility that underperformed following wildfires in its service territory. Other contributors included overweights to several high-quality regulated utilities, including Entergy Corp. (ETR), which raised long-term growth guidance on incremental data center and industrial demand.

The largest detractor was an underweight to Vistra Corp. (VST), although we added to the position on share weakness. Other detractors included not owning NiSource, Inc. (NI), an electric and gas utility, and not owning NRG Energy, Inc. (NRG). Independent power producers VST and NRG performed very well in 2024 on rising forecasts for electricity growth.

Non-utilities holdings underperformed the benchmark, particularly in telecommunications and consumer staples.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Utilities Index	S&P 500 Index
3/31/2015	$10,000	$10,000	$10,000
4/30/2015	$9,962	$9,955	$10,096
5/31/2015	$9,929	$10,022	$10,226
6/30/2015	$9,518	$9,420	$10,028
7/31/2015	$9,838	$9,990	$10,238
8/31/2015	$9,403	$9,647	$9,620
9/30/2015	$9,449	$9,928	$9,382
10/31/2015	$9,771	$10,037	$10,174
11/30/2015	$9,632	$9,821	$10,204
12/31/2015	$9,512	$10,035	$10,043
1/31/2016	$9,618	$10,530	$9,545
2/29/2016	$9,829	$10,734	$9,532
3/31/2016	$10,449	$11,596	$10,178
4/30/2016	$10,365	$11,316	$10,218
5/31/2016	$10,633	$11,487	$10,401
6/30/2016	$11,392	$12,384	$10,428
7/31/2016	$11,370	$12,299	$10,813
8/31/2016	$10,657	$11,607	$10,828
9/30/2016	$10,713	$11,653	$10,830
10/31/2016	$10,611	$11,754	$10,632
11/30/2016	$10,312	$11,119	$11,026
12/31/2016	$10,734	$11,669	$11,244
1/31/2017	$10,835	$11,815	$11,457
2/28/2017	$11,311	$12,439	$11,912
3/31/2017	$11,393	$12,415	$11,926
4/30/2017	$11,632	$12,512	$12,049
5/31/2017	$12,036	$13,042	$12,218
6/30/2017	$11,725	$12,690	$12,294
7/31/2017	$12,023	$13,000	$12,547
8/31/2017	$12,349	$13,422	$12,586
9/30/2017	$12,129	$13,054	$12,845
10/31/2017	$12,497	$13,564	$13,145
11/30/2017	$12,864	$13,937	$13,548
12/31/2017	$12,222	$13,081	$13,699
1/31/2018	$12,009	$12,680	$14,483
2/28/2018	$11,472	$12,191	$13,949
3/31/2018	$11,872	$12,650	$13,595
4/30/2018	$12,145	$12,915	$13,647
5/31/2018	$11,889	$12,770	$13,976
6/30/2018	$12,195	$13,123	$14,062
7/31/2018	$12,452	$13,368	$14,585
8/31/2018	$12,784	$13,517	$15,060
9/30/2018	$12,816	$13,437	$15,146
10/31/2018	$12,728	$13,699	$14,111
11/30/2018	$13,412	$14,190	$14,398
12/31/2018	$12,645	$13,619	$13,098
1/31/2019	$13,264	$14,086	$14,148
2/28/2019	$13,760	$14,672	$14,602
3/31/2019	$14,222	$15,096	$14,886
4/30/2019	$14,429	$15,235	$15,489
5/31/2019	$14,441	$15,119	$14,504
6/30/2019	$15,009	$15,620	$15,526
7/31/2019	$14,991	$15,577	$15,750
8/31/2019	$15,442	$16,380	$15,500
9/30/2019	$15,829	$17,078	$15,790
10/31/2019	$15,787	$16,948	$16,132
11/30/2019	$15,632	$16,635	$16,718
12/31/2019	$16,149	$17,207	$17,222
1/31/2020	$16,977	$18,352	$17,216
2/29/2020	$15,531	$16,539	$15,798
3/31/2020	$14,250	$14,884	$13,847
4/30/2020	$14,941	$15,362	$15,622
5/31/2020	$15,582	$16,039	$16,366
6/30/2020	$14,997	$15,291	$16,692
7/31/2020	$16,135	$16,485	$17,633
8/31/2020	$16,072	$16,049	$18,900
9/30/2020	$15,879	$16,229	$18,182
10/31/2020	$16,228	$17,048	$17,699
11/30/2020	$16,732	$17,170	$19,636
12/31/2020	$16,852	$17,290	$20,391
1/31/2021	$16,420	$17,132	$20,185
2/28/2021	$15,844	$16,083	$20,742
3/31/2021	$17,299	$17,774	$21,650
4/30/2021	$18,079	$18,535	$22,806
5/31/2021	$17,749	$18,094	$22,965
6/30/2021	$17,445	$17,702	$23,501
7/31/2021	$18,180	$18,469	$24,059
8/31/2021	$18,624	$19,204	$24,791
9/30/2021	$17,511	$18,016	$23,638
10/31/2021	$18,014	$18,869	$25,294
11/30/2021	$17,576	$18,557	$25,119
12/31/2021	$19,226	$20,346	$26,244
1/31/2022	$18,588	$19,680	$24,886
2/28/2022	$18,205	$19,315	$24,141
3/31/2022	$19,678	$21,317	$25,038
4/30/2022	$18,791	$20,411	$22,854
5/31/2022	$19,468	$21,293	$22,896
6/30/2022	$18,532	$20,233	$21,006
7/31/2022	$19,424	$21,346	$22,943
8/31/2022	$19,221	$21,454	$22,007
9/30/2022	$17,126	$19,021	$19,981
10/31/2022	$17,624	$19,412	$21,598
11/30/2022	$18,862	$20,774	$22,805
12/31/2022	$18,584	$20,664	$21,491
1/31/2023	$18,482	$20,251	$22,842
2/28/2023	$17,408	$19,057	$22,284
3/31/2023	$18,102	$19,994	$23,103
4/30/2023	$18,366	$20,367	$23,463
5/31/2023	$17,350	$19,173	$23,565
6/30/2023	$17,740	$19,489	$25,122
7/31/2023	$18,118	$19,971	$25,929
8/31/2023	$17,351	$18,741	$25,516
9/30/2023	$16,359	$17,686	$24,300
10/31/2023	$16,493	$17,914	$23,789
11/30/2023	$17,368	$18,840	$25,961
12/31/2023	$17,643	$19,201	$27,141
1/31/2024	$17,353	$18,622	$27,597
2/29/2024	$17,514	$18,831	$29,070
3/31/2024	$18,440	$20,077	$30,006
4/30/2024	$18,322	$20,409	$28,780
5/31/2024	$19,614	$22,239	$30,207
6/30/2024	$18,874	$21,013	$31,291
7/31/2024	$20,045	$22,439	$31,672
8/31/2024	$20,749	$23,530	$32,440
9/30/2024	$22,051	$25,082	$33,133
10/31/2024	$21,801	$24,826	$32,833
11/30/2024	$22,444	$25,743	$34,760
12/31/2024	$20,789	$23,700	$33,931
1/31/2025	$21,531	$24,394	$34,876
2/28/2025	$21,913	$24,806	$34,421
3/31/2025	$21,807	$24,870	$32,482

Utility and Telecommunications Fund

Annual Shareholder Report | March 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	18.26	8.88	8.11
S&P 500 Utilities Index (Strategy)	23.87	10.81	9.54
S&P 500 Index (Regulatory)	8.25	18.59	12.50

KEY FUND STATISTICS

Total net assets	$342,292,414
# of portfolio holdings	34
Portfolio turnover rate	11%
Total advisory fees paid	$1,752,669

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	81.1
Communication services	6.1
Financials	3.1
Information technology	2.7
Health care	2.7
Real estate	2.3
Consumer discretionary	1.3
Consumer staples	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	11.6
Southern Co.	6.4
Constellation Energy Corp.	5.2
Duke Energy Corp.	4.3
DTE Energy Co.	4.1
Atmos Energy Corp.	4.0
American Electric Power Co., Inc.	3.8
CMS Energy Corp.	3.7
Entergy Corp.	3.4
Public Service Enterprise Group, Inc.	3.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3759 03-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended March 31, 2025	Fiscal year ended March 31, 2024
Audit fees	$301,940	$294,580
Audit-related fees	—	—
Tax fees (1)	43,370	45,090
All other fees	—	—

	$345,310	$339,670

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1)

The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Discovery Small Cap Growth Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Discovery Small Cap Growth Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 95.35%
Communication services: 1.61%
Entertainment: 1.61%
Liberty Media Corp.-Liberty Live Class C†	16,223	$1,105,435
Consumer discretionary: 7.89%
Automobile components: 0.93%
Modine Manufacturing Co.†	8,294	636,565
Diversified consumer services: 2.08%
Stride, Inc.†	11,278	1,426,667
Hotels, restaurants & leisure: 3.38%
Dutch Bros, Inc. Class A†	22,532	1,391,126
First Watch Restaurant Group, Inc.†	36,523	608,108
Genius Sports Ltd.†	32,356	323,883
		2,323,117
Household durables: 1.50%
Taylor Morrison Home Corp. Class A†	17,135	1,028,785
Consumer staples: 1.41%
Personal care products: 1.41%
BellRing Brands, Inc.†	8,316	619,210
Oddity Tech Ltd. Class A†	8,043	347,940
		967,150
Financials: 8.15%
Capital markets: 2.28%
Hamilton Lane, Inc. Class A	6,545	973,045
P10, Inc. Class A	50,027	587,818
		1,560,863
Financial services: 1.51%
Shift4 Payments, Inc. Class A†	12,654	1,033,958
Insurance: 4.36%
Palomar Holdings, Inc.†	13,382	1,834,405
Skyward Specialty Insurance Group, Inc.†	21,907	1,159,318
		2,993,723
Health care: 28.58%
Biotechnology: 6.88%
ADMA Biologics, Inc.†	36,392	722,017
ARS Pharmaceuticals, Inc.†	31,292	393,653
Ascendis Pharma AS ADR†	3,879	604,581
CareDx, Inc.†	35,773	634,971
Insmed, Inc.†	9,778	745,964
Soleno Therapeutics, Inc.†	5,531	395,190
The accompanying notes are an integral part of these financial statements.
2 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Biotechnology(continued)
Vaxcyte, Inc.†	6,511	$245,855
Vericel Corp.†	21,867	975,706
		4,717,937
Health care equipment & supplies: 6.07%
Glaukos Corp.†	8,426	829,287
Inspire Medical Systems, Inc.†	5,781	920,798
iRhythm Technologies, Inc.†	11,833	1,238,678
Lantheus Holdings, Inc.†	6,988	682,029
PROCEPT BioRobotics Corp.†	8,481	494,103
		4,164,895
Health care providers & services: 9.90%
Alignment Healthcare, Inc.†	55,279	1,029,295
Castle Biosciences, Inc.†	17,665	353,653
Ensign Group, Inc.	6,955	899,977
GeneDx Holdings Corp. Class A†	7,862	696,298
HealthEquity, Inc.†	15,679	1,385,553
Option Care Health, Inc.†	30,847	1,078,103
RadNet, Inc.†	27,153	1,350,047
		6,792,926
Life sciences tools & services: 0.67%
Repligen Corp.†	3,640	463,154
Pharmaceuticals: 5.06%
Corcept Therapeutics, Inc.†	10,227	1,168,128
Ligand Pharmaceuticals, Inc.†	7,422	780,349
Tarsus Pharmaceuticals, Inc.†	15,720	807,536
Verona Pharma PLC ADR†	11,235	713,310
		3,469,323
Industrials: 23.36%
Aerospace & defense: 1.39%
AAR Corp.†	17,033	953,678
Building products: 1.06%
AAON, Inc.	9,324	728,484
Commercial services & supplies: 4.36%
Casella Waste Systems, Inc. Class A†	18,444	2,056,690
CECO Environmental Corp.†	41,052	935,986
		2,992,676
Construction & engineering: 3.15%
Argan, Inc.	5,036	660,572
Construction Partners, Inc. Class A†	20,907	1,502,586
		2,163,158
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 3

Portfolio of investments—March 31, 2025

	Shares	Value
Electrical equipment: 1.51%
American Superconductor Corp.†	28,423	$515,593
Bloom Energy Corp. Class A†	26,460	520,204
		1,035,797
Ground transportation: 1.27%
Saia, Inc.†	2,486	868,683
Machinery: 3.70%
ESAB Corp.	9,088	1,058,752
RBC Bearings, Inc.†	4,599	1,479,820
		2,538,572
Marine transportation: 1.75%
Kirby Corp.†	11,894	1,201,413
Professional services: 0.83%
Parsons Corp.†	9,544	565,100
Trading companies & distributors: 4.34%
Applied Industrial Technologies, Inc.	7,677	1,729,935
SiteOne Landscape Supply, Inc.†	6,574	798,347
Xometry, Inc. Class A†	18,037	449,482
		2,977,764
Information technology: 19.50%
Electronic equipment, instruments & components: 2.67%
Celestica, Inc.†	2,675	210,817
Fabrinet†	2,071	409,043
Littelfuse, Inc.	2,502	492,244
Mirion Technologies, Inc. Class A†	49,480	717,460
		1,829,564
IT services: 1.85%
Globant SA†	4,326	509,257
Wix.com Ltd.†	4,638	757,756
		1,267,013
Semiconductors & semiconductor equipment: 2.12%
Enphase Energy, Inc.†	5,351	332,030
Impinj, Inc.†	6,045	548,281
Onto Innovation, Inc.†	4,757	577,214
		1,457,525
Software: 12.86%
CCC Intelligent Solutions Holdings, Inc.†	93,573	844,964
Clearwater Analytics Holdings, Inc. Class A†	46,136	1,236,445
Commvault Systems, Inc.†	13,065	2,061,158
CyberArk Software Ltd.†	3,906	1,320,228
Descartes Systems Group, Inc.†	13,026	1,313,412
Pegasystems, Inc.	9,108	633,188
The accompanying notes are an integral part of these financial statements.
4 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Software(continued)
SEMrush Holdings, Inc. Class A†	32,754	$305,595
SPS Commerce, Inc.†	2,211	293,466
Varonis Systems, Inc. Class B†	20,102	813,126
		8,821,582
Materials: 3.35%
Metals & mining: 3.35%
ATI, Inc.†	11,804	614,162
Carpenter Technology Corp.	9,302	1,685,336
		2,299,498
Real estate: 0.74%
Real estate management & development: 0.74%
Cushman & Wakefield PLC†	49,339	504,245
Utilities: 0.76%
Independent power and renewable electricity producers: 0.76%
Talen Energy Corp.†	2,594	517,944
Total common stocks (Cost $55,504,203)		65,407,194

		Yield
Short-term investments: 4.65%
Investment companies: 4.65%
Allspring Government Money Market Fund Select Class♠∞		4.27%	3,188,976	3,188,976
Total short-term investments (Cost $3,188,976)				3,188,976
Total investments in securities (Cost $58,693,179)	100.00%			68,596,170
Other assets and liabilities, net	0.00			1,899
Total net assets	100.00%			$68,598,069

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,540,272	$35,965,087	$(35,316,383)	$0	$0	$3,188,976	3,188,976	$71,230
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 5

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $55,504,203)	$65,407,194
Investments in affiliated securities, at value (cost $3,188,976)	3,188,976
Cash	11
Foreign currency, at value (cost $379)	351
Receivable for investments sold	82,961
Receivable for dividends	14,713
Receivable for Fund shares sold	6,383
Prepaid expenses and other assets	80,875
Total assets	68,781,464
Liabilities
Payable for investments purchased	116,503
Management fee payable	22,938
Shareholder servicing fees payable	11,618
Administration fees payable	10,753
Trustees’ fees and expenses payable	2,295
Payable for Fund shares redeemed	1,053
Distribution fee payable	144
Accrued expenses and other liabilities	18,091
Total liabilities	183,395
Total net assets	$68,598,069
Net assets consist of
Paid-in capital	$72,575,922
Total distributable loss	(3,977,853)
Total net assets	$68,598,069
The accompanying notes are an integral part of these financial statements.
6 | Allspring Discovery Small Cap Growth Fund

Statement of assets and liabilities—March 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$53,639,101
Shares outstanding–Class A1	4,445,692
Net asset value per share–Class A	$12.07
Maximum offering price per share – Class A2	$12.81
Net assets–Class C	$222,605
Shares outstanding–Class C1	23,811
Net asset value per share–Class C	$9.35
Net assets–Class R6	$3,139,993
Shares outstanding–Class R6[1]	197,434
Net asset value per share–Class R6	$15.90
Net assets–Administrator Class	$176,076
Shares outstanding–Administrator Class[1]	11,614
Net asset value per share–Administrator Class	$15.16
Net assets–Institutional Class	$11,420,294
Shares outstanding–Institutional Class[1]	722,175
Net asset value per share–Institutional Class	$15.81
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 7

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,730)	$135,827
Income from affiliated securities	71,230
Interest	42,941
Total investment income	249,998
Expenses
Management fee	744,500
Administration fees
Class A	132,333
Class C	576
Class R6	1,071
Administrator Class	302
Institutional Class	22,529
Shareholder servicing fees
Class A	165,300
Class C	719
Administrator Class	581
Distribution fee
Class C	2,158
Custody and accounting fees	6,038
Professional fees	49,267
Registration fees	94,393
Shareholder report expenses	32,320
Trustees’ fees and expenses	17,451
Other fees and expenses	20,238
Total expenses	1,289,776
Less: Fee waivers and/or expense reimbursements
Fund-level	(289,661)
Class A	(1,801)
Net expenses	998,314
Net investment loss	(748,316)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	12,244,521
Foreign currency and foreign currency translations	2,946
Net realized gains on investments	12,247,467
Net change in unrealized gains (losses) on
Unaffiliated securities	(12,004,424)
Foreign currency and foreign currency translations	9
Net change in unrealized gains (losses) on investments	(12,004,415)
Net realized and unrealized gains (losses) on investments	243,052
Net decrease in net assets resulting from operations	$(505,264)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Discovery Small Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment loss		$(748,316)		$(612,796)
Net realized gains (losses) on investments		12,247,467		(4,852,860)
Net change in unrealized gains (losses) on investments		(12,004,415)		15,378,218
Net increase (decrease) in net assets resulting from operations		(505,264)		9,912,562
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	167,487	2,210,080	164,782	1,879,636
Class C	1,207	13,310	3,779	35,399
Class R6	62,862	1,060,368	187,538	2,914,052
Administrator Class	539	8,665	1,039	14,855
Institutional Class	306,397	5,058,047	363,491	5,283,417
		8,350,470		10,127,359
Payment for shares redeemed
Class A	(1,296,794)	(17,781,724)	(1,116,204)	(12,602,956)
Class C	(8,043)	(86,209)	(21,929)	(190,560)
Class R6	(82,039)	(1,361,935)	(80,177)	(1,208,038)
Administrator Class	(5,902)	(97,499)	(8,901)	(125,734)
Institutional Class	(496,547)	(8,925,041)	(1,928,680)	(29,392,318)
		(28,252,408)		(43,519,606)
Net decrease in net assets resulting from capital share transactions		(19,901,938)		(33,392,247)
Total decrease in net assets		(20,407,202)		(23,479,685)
Net assets
Beginning of period		89,005,271		112,484,956
End of period		$68,598,069		$89,005,271
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.54	$11.29	$14.82	$21.39	$11.00
Net investment loss	(0.12)[1]	(0.08)[1]	(0.10)[1]	(0.21)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	(0.35)	1.33	(2.55)	(2.94)	11.09
Total from investment operations	(0.47)	1.25	(2.65)	(3.15)	10.91
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$12.07	$12.54	$11.29	$14.82	$21.39
Total return[2]	(3.75)%	11.07%	(17.58)%	(17.57)%	99.31%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.54%	1.51%	1.44%	1.47%
Net expenses	1.22%	1.22%	1.23%	1.23%	1.23%
Net investment loss	(0.93)%	(0.71)%	(0.88)%	(1.03)%	(0.99)%
Supplemental data
Portfolio turnover rate	98%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$53,639	$69,920	$73,660	$101,163	$132,937

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.79	$8.88	$11.99	$18.08	$9.39
Net investment loss	(0.17)[1]	(0.13)[1]	(0.15)[1]	(0.31)[1]	(0.28)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.01
Net realized and unrealized gains (losses) on investments	(0.27)	1.04	(2.08)	(2.36)	9.48
Total from investment operations	(0.44)	0.91	(2.23)	(2.67)	9.21
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$9.35	$9.79	$8.88	$11.99	$18.08
Total return[2]	(4.49)%	10.25%	(18.25)%	(18.16)%	98.22%[3]
Ratios to average net assets (annualized)
Gross expenses	2.30%	2.26%	2.18%	2.18%	2.20%
Net expenses	1.97%	1.97%	1.97%	1.98%	1.98%
Net investment loss	(1.69)%	(1.46)%	(1.62)%	(1.79)%	(1.74)%
Supplemental data
Portfolio turnover rate	98%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$223	$300	$433	$793	$1,569

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.09% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class R6	2025	2024	2023	2022	2021[1]
Net asset value, beginning of period	$16.46	$14.75	$18.95	$26.29	$17.87
Net investment loss	(0.09)[2]	(0.04)[2]	(0.07)[2]	(0.14)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	(0.47)	1.75	(3.25)	(3.78)	9.05
Total from investment operations	(0.56)	1.71	(3.32)	(3.92)	8.94
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$15.90	$16.46	$14.75	$18.95	$26.29
Total return[3]	(3.40)%	11.59%	(17.28)%	(17.21)%	50.11%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.12%	1.09%	1.02%	1.03%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.51)%	(0.28)%	(0.45)%	(0.58)%	(0.54)%
Supplemental data
Portfolio turnover rate	98%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$3,140	$3,566	$1,612	$2,169	$454

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.75	$14.16	$18.26	$25.54	$12.91
Net investment loss	(0.14)[1]	(0.09)[1]	(0.12)[1]	(0.22)[1]	(0.20)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.11
Net realized and unrealized gains (losses) on investments	(0.45)	1.68	(3.10)	(3.64)	13.24
Total from investment operations	(0.59)	1.59	(3.22)	(3.86)	13.15
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$15.16	$15.75	$14.16	$18.26	$25.54
Total return[2]	(3.75)%	11.23%	(17.39)%[3]	(17.49)%	101.97%[4]
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.46%	1.43%	1.37%	1.39%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.86)%	(0.64)%	(0.79)%	(0.95)%	(0.90)%
Supplemental data
Portfolio turnover rate	98%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$176	$267	$352	$504	$391

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended March 31, 2023, the Fund received payments from a service provider which had a 0.18% impact on the total return.
[4]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.89% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.39	$14.70	$18.91	$26.26	$13.39
Net investment loss	(0.11)[1]	(0.06)[1]	(0.08)[1]	(0.17)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	(0.47)	1.75	(3.25)	(3.76)	13.54
Total from investment operations	(0.58)	1.69	(3.33)	(3.93)	13.39
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$15.81	$16.39	$14.70	$18.91	$26.26
Total return[2]	(3.54)%	11.50%	(17.37)%	(17.27)%	100.11%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.20%	1.18%	1.12%	1.14%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.63)%	(0.39)%	(0.53)%	(0.69)%	(0.66)%
Supplemental data
Portfolio turnover rate	98%	48%	44%	55%	55%
Net assets, end of period (000s omitted)	$11,420	$14,951	$36,428	$36,936	$19,311

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Discovery Small Cap Growth Fund | 15

Notes to financial statements
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $58,879,140 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$13,847,948
Gross unrealized losses	(4,130,918)
Net unrealized gains	$9,717,030
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to net operating losses. At March 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable loss
$(747,773)	$747,773
As of March 31, 2025, the Fund had capital loss carryforwards which consist of $7,125,327 in short-term capital losses $6,424,149 in long-term capital losses.
As of March 31, 2025, the  Fund had a qualified late-year ordinary loss of $138,759 which will be recognized on the first day of the following fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,105,435	$0	$0	$1,105,435
Consumer discretionary	5,415,134	0	0	5,415,134
Consumer staples	967,150	0	0	967,150
Financials	5,588,544	0	0	5,588,544
Health care	19,608,235	0	0	19,608,235
Industrials	16,025,325	0	0	16,025,325
Information technology	13,375,684	0	0	13,375,684
Materials	2,299,498	0	0	2,299,498
Real estate	504,245	0	0	504,245
Utilities	517,944	0	0	517,944
Short-term investments
Investment companies	3,188,976	0	0	3,188,976
Total assets	$68,596,170	$0	$0	$68,596,170
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Discovery Small Cap Growth Fund | 17

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $281 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $83,844,745 and $105,293,208, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
18 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Unrealized gains	Late-year ordinary losses deferred	Capital loss carryforward
$9,717,001	$(138,759)	$(13,549,476)
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Discovery Small Cap Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Discovery Small Cap Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
20 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Discovery Small Cap Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

22 | Allspring Discovery Small Cap Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4308 03-25

Allspring Precious Metals Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—March 31, 2025
Consolidated portfolio of investments

	Shares	Value
Common stocks: 91.01%
Australia: 2.90%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$1,789,755
Northern Star Resources Ltd. (Materials, Metals & mining)	1,165,412	13,454,882
		15,244,637
Canada: 66.93%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	325,807	35,298,683
Agnico Eagle Mines Ltd.-Legend Shares (Materials, Metals & mining)	35,000	3,794,350
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	108,664	11,780,265
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,073,980	28,695,689
Artemis Gold, Inc. (Materials, Metals & mining)†	1,240,000	14,743,338
B2Gold Corp. (Materials, Metals & mining)	2,050,000	5,826,413
Barrick Gold Corp. (Materials, Metals & mining)	1,025,723	19,940,055
Calibre Mining Corp. (Materials, Metals & mining)†	2,854,100	6,346,632
Centerra Gold, Inc. (Materials, Metals & mining)	50,000	317,223
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)	250,000	1,586,116
Dundee Precious Metals, Inc. (Materials, Metals & mining)	1,075,000	14,253,153
Eldorado Gold Corp. (Materials, Metals & mining)†	250,000	4,202,425
Franco-Nevada Corp. (Materials, Metals & mining)	4,000	629,110
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	15,090,449
G Mining Ventures Corp. (Materials, Metals & mining)†	797,425	10,401,075
IAMGOLD Corp. (Materials, Metals & mining)†	2,000,000	12,480,456
Kinross Gold Corp. (Materials, Metals & mining)	2,400,483	30,242,700
Lundin Gold, Inc. (Materials, Metals & mining)	908,000	28,116,104
MAG Silver Corp. (Materials, Metals & mining)	225,000	3,422,570
MAG Silver Corp.-Legend Shares (Materials, Metals & mining)†	100,000	1,521,142
Montage Gold Corp. (Materials, Metals & mining)†	2,200,000	4,983,844
New Gold, Inc. (Materials, Metals & mining)†	2,450,000	9,057,364
OceanaGold Corp. (Materials, Metals & mining)	2,900,000	9,673,048
Orla Mining Ltd. (Materials, Metals & mining)†	500,000	4,669,747
Osisko Gold Royalties Ltd. (Materials, Metals & mining)	280,000	5,909,176
Pan American Silver Corp. (Materials, Metals & mining)	47,940	1,238,268
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	515,000	13,302,450
Skeena Resources Ltd. (Materials, Metals & mining)†	475,000	4,789,444
Snowline Gold Corp. (Materials, Metals & mining)†	800,000	4,758,695
Torex Gold Resources, Inc. (Materials, Metals & mining)†	225,000	6,230,673
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	5,122,998
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)†	266,250	7,372,963
Triple Flag Precious Metals Corp. (Materials, Metals & mining)	100,000	1,913,068
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	1,004,918
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	292,000	22,667,960
		351,382,564
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—March 31, 2025

	Shares	Value
South Africa: 3.74%
Gold Fields Ltd. ADR (Materials, Metals & mining)	890,000	$19,660,100
United Kingdom: 7.10%
Anglogold Ashanti PLC (Materials, Metals & mining)	485,591	18,025,138
Endeavour Mining PLC (Materials, Metals & mining)	800,000	19,223,793
		37,248,931
United States: 10.34%
Coeur Mining, Inc. (Materials, Metals & mining)†	925,605	5,479,582
Newmont Corp.-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	6,338,987
Newmont Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	591,719	28,568,193
Royal Gold, Inc. (Materials, Metals & mining)	85,036	13,904,236
		54,290,998
Total common stocks (Cost $216,189,384)		477,827,230

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corp. (Materials, Metals & mining)†	3-1-2032	75,000	19,122
Total rights (Cost $0)			19,122
Warrants: 0.00%
Canada: 0.00%
Ascot Resources Ltd. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 4.58%
Gold Bullion*	7,690	24,027,191
Total commodities (Cost $4,532,552)		24,027,191

		Yield	Shares
Short-term investments: 3.63%
Investment companies: 3.63%
Allspring Government Money Market Fund Select Class♠∞		4.27%	19,055,283	19,055,283
Total short-term investments (Cost $19,055,283)				19,055,283
Total investments in securities (Cost $239,777,219)	99.22%			520,928,826
Other assets and liabilities, net	0.78			4,084,447
Total net assets	100.00%			$525,013,273

The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 3

Consolidated portfolio of investments—March 31, 2025

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,103,866	$111,939,295	$(95,987,878)	$0	$0	$19,055,283	19,055,283	$351,343
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Precious Metals Fund

Consolidated statement of assets and liabilities—March 31, 2025
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $216,189,384)	$477,846,352
Investments in affiliated securities, at value (cost $19,055,283)	19,055,283
Investments in commodities, at value (cost $4,532,552)	24,027,191
Cash	40,711
Foreign currency, at value (cost $13,641)	13,583
Receivable for Fund shares sold	4,274,244
Receivable for dividends	599,784
Prepaid expenses and other assets	120,804
Total assets	525,977,952
Liabilities
Payable for Fund shares redeemed	567,154
Management fee payable	220,967
Administration fees payable	67,141
Shareholder servicing fees payable	63,881
Distribution fee payable	5,360
Trustees’ fees and expenses payable	2,927
Accrued expenses and other liabilities	37,249
Total liabilities	964,679
Total net assets	$525,013,273
Net assets consist of
Paid-in capital	$373,651,614
Total distributable earnings	151,361,659
Total net assets	$525,013,273
Computation of net asset value and offering price per share
Net assets–Class A	$258,279,216
Shares outstanding–Class A1	3,455,538
Net asset value per share–Class A	$74.74
Maximum offering price per share – Class A2	$79.30
Net assets–Class C	$8,953,071
Shares outstanding–Class C1	137,166
Net asset value per share–Class C	$65.27
Net assets–Administrator Class	$64,235,543
Shares outstanding–Administrator Class[1]	849,957
Net asset value per share–Administrator Class	$75.58
Net assets–Institutional Class	$193,545,443
Shares outstanding–Institutional Class[1]	2,535,230
Net asset value per share–Institutional Class	$76.34
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 5

Consolidated Statement of operations— year ended March 31, 2025
Consolidated statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $692,109)	$5,445,310
Income from affiliated securities	351,343
Interest	3,180
Total investment income	5,799,833
Expenses
Management fee	2,354,126
Administration fees
Class A	371,433
Class C	15,003
Administrator Class	45,915
Institutional Class	173,758
Shareholder servicing fees
Class A	464,291
Class C	18,753
Administrator Class	88,299
Distribution fee
Class C	56,207
Custody and accounting fees	38,119
Professional fees	59,680
Registration fees	76,806
Shareholder report expenses	37,747
Trustees’ fees and expenses	15,816
Other fees and expenses	24,684
Total expenses	3,840,637
Less: Fee waivers and/or expense reimbursements
Fund-level	(216,720)
Class A	(51,870)
Class C	(1,343)
Administrator Class	(32,565)
Net expenses	3,538,139
Net investment income	2,261,694
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	9,731,921
Foreign currency and foreign currency translations	(387)
Net realized gains on investments	9,731,534
Net change in unrealized gains (losses) on
Unaffiliated securities	153,970,234
Commodities	6,941,021
Foreign currency and foreign currency translations	606
Net change in unrealized gains (losses) on investments	160,911,861
Net realized and unrealized gains (losses) on investments	170,643,395
Net increase in net assets resulting from operations	$172,905,089
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Precious Metals Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment income		$2,261,694		$2,898,841
Net realized gains on investments		9,731,534		4,653,713
Net change in unrealized gains (losses) on investments		160,911,861		(13,826,234)
Net increase (decrease) in net assets resulting from operations		172,905,089		(6,273,680)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,474,772)		0
Class C		(6,459)		0
Administrator Class		(299,511)		0
Institutional Class		(1,364,364)		0
Total distributions to shareholders		(3,145,106)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,122,362	70,552,739	470,707	21,597,117
Class C	20,563	1,094,582	35,765	1,467,795
Administrator Class	673,315	43,035,478	348,028	16,287,825
Institutional Class	1,151,648	73,667,396	1,106,753	51,089,559
		188,350,195		90,442,296
Reinvestment of distributions
Class A	24,299	1,368,750	0	0
Class C	131	6,459	0	0
Administrator Class	5,230	297,793	0	0
Institutional Class	23,130	1,329,994	0	0
		3,002,996		0
Payment for shares redeemed
Class A	(848,812)	(50,732,059)	(787,027)	(35,732,422)
Class C	(49,075)	(2,467,254)	(88,253)	(3,493,289)
Administrator Class	(354,707)	(21,772,694)	(341,891)	(15,493,592)
Institutional Class	(835,462)	(51,148,734)	(1,255,413)	(56,632,220)
		(126,120,741)		(111,351,523)
Net increase (decrease) in net assets resulting from capital share transactions		65,232,450		(20,909,227)
Total increase (decrease) in net assets		234,992,433		(27,182,907)
Net assets
Beginning of period		290,020,840		317,203,747
End of period		$525,013,273		$290,020,840
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.73	$48.22	$54.61	$46.95	$35.30
Net investment income	0.29 [1]	0.41 [1]	0.38 [1]	0.27 [1]	0.08
Net realized and unrealized gains (losses) on investments	27.19	(0.90)	(5.91)	8.03	12.35
Total from investment operations	27.48	(0.49)	(5.53)	8.30	12.43
Distributions to shareholders from
Net investment income	(0.47)	0.00	(0.86)	(0.64)	(0.78)
Net asset value, end of period	$74.74	$47.73	$48.22	$54.61	$46.95
Total return[2]	57.89%	(1.02)%	(9.87)%	17.96%	34.95%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.19%	1.18%	1.17%
Net expenses	1.08%	1.08%	1.09%	1.09%	1.09%
Net investment income	0.50%	0.91%	0.89%	0.55%	0.12%
Supplemental data
Portfolio turnover rate[3]	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$258,279	$150,703	$167,511	$208,497	$193,949

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.69	$42.44	$48.30	$41.35	$30.87
Net investment income (loss)	(0.15)[1]	0.05 [1]	0.05 [1]	(0.09)[1]	(0.32)[1]
Net realized and unrealized gains (losses) on investments	23.78	(0.80)	(5.25)	7.13	10.80
Total from investment operations	23.63	(0.75)	(5.20)	7.04	10.48
Distributions to shareholders from
Net investment income	(0.05)	0.00	(0.66)	(0.09)	0.00
Net asset value, end of period	$65.27	$41.69	$42.44	$48.30	$41.35
Total return[2]	56.70%	(1.77)%	(10.56)%	17.07%	33.95%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.94%	1.94%	1.93%	1.92%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income (loss)	(0.29)%	0.12%	0.13%	(0.21)%	(0.68)%
Supplemental data
Portfolio turnover rate[3]	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$8,953	$6,901	$9,253	$12,241	$12,039

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 9

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.22	$48.66	$55.06	$47.36	$35.66
Net investment income	0.45 [1]	0.46 [1]	0.47 [1]	0.38 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	27.42	(0.90)	(5.98)	8.05	12.47
Total from investment operations	27.87	(0.44)	(5.51)	8.43	12.64
Distributions to shareholders from
Net investment income	(0.51)	0.00	(0.89)	(0.73)	(0.94)
Net asset value, end of period	$75.58	$48.22	$48.66	$55.06	$47.36
Total return[2]	58.14%	(0.90)%	(9.75)%	18.13%	35.13%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.12%	1.11%	1.10%	1.09%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.75%	1.02%	1.07%	0.78%	0.31%
Supplemental data
Portfolio turnover rate[3]	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$64,236	$25,370	$25,300	$25,016	$13,976

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.75	$49.11	$55.50	$47.74	$35.96
Net investment income	0.49 [1]	0.54 [1]	0.64	0.50	0.24
Net realized and unrealized gains (losses) on investments	27.75	(0.90)	(6.11)	8.07	12.59
Total from investment operations	28.24	(0.36)	(5.47)	8.57	12.83
Distributions to shareholders from
Net investment income	(0.65)	0.00	(0.92)	(0.81)	(1.05)
Net asset value, end of period	$76.34	$48.75	$49.11	$55.50	$47.74
Total return[2]	58.37%	(0.73)%	(9.59)%	18.30%	35.34%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.86%	0.85%	0.84%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	0.82%	1.18%	1.18%	0.85%	0.37%
Supplemental data
Portfolio turnover rate[3]	14%	11%	9%	15%	22%
Net assets, end of period (000s omitted)	$193,545	$107,047	$115,140	$140,363	$127,406

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund | 11

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2025, the Subsidiary held $24,027,191 in gold bullion representing 99.75% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of March 31, 2025, the Fund held $24,088,310 in the Subsidiary, representing 4.59% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
12 | Allspring Precious Metals Fund

Notes to consolidated financial statements
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $253,563,999 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$268,192,976
Gross unrealized losses	(828,149)
Net unrealized gains	$267,364,827
As of March 31, 2025, the Fund had capital loss carryforwards which consist of $39,802,678 in short-term capital losses $83,813,069 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Precious Metals Fund | 13

Notes to consolidated financial statements
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$15,244,637	$0	$15,244,637
Canada	316,894,546	34,488,018	0	351,382,564
South Africa	19,660,100	0	0	19,660,100
United Kingdom	37,248,931	0	0	37,248,931
United States	54,290,998	0	0	54,290,998
Rights
Canada	0	19,122	0	19,122
Warrants
Canada	0	0	0	0
Commodities	24,027,191	0	0	24,027,191
Short-term investments
Investment companies	19,055,283	0	0	19,055,283
Total assets	$471,177,049	$49,751,777	$0	$520,928,826
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
14 | Allspring Precious Metals Fund

Notes to consolidated financial statements
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.09%
Class C	1.84
Administrator Class	0.95
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $17,386 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
Allspring Precious Metals Fund | 15

Notes to consolidated financial statements
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $93,202,706 and $49,636,498, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2025	2024
Ordinary income	$3,145,106	$0
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$7,619,440	$267,364,860	$(123,615,747)
9.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
16 | Allspring Precious Metals Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Precious Metals Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the consolidated portfolio of investments, as of March 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodians and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Precious Metals Fund | 17

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 20% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $3,145,095 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $201,914 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2025. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$651,635	$0.0934	46%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Precious Metals Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Precious Metals Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0654 03-25

Allspring Utility and Telecommunications Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Utility And Telecommunications Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.41%
Communication services: 5.92%
Diversified telecommunication services: 2.18%
Verizon Communications, Inc.	164,456	$7,459,724
Interactive media & services: 1.76%
Meta Platforms, Inc. Class A	10,491	6,046,593
Media: 1.98%
Comcast Corp. Class A	183,467	6,769,932
Consumer discretionary: 1.22%
Specialty retail: 1.22%
Home Depot, Inc.	11,407	4,180,551
Consumer staples: 0.67%
Consumer staples distribution & retail: 0.67%
Target Corp.	22,069	2,303,121
Financials: 3.05%
Financial services: 3.05%
Mastercard, Inc. Class A	9,434	5,170,964
Visa, Inc. Class A	14,990	5,253,395
		10,424,359
Health care: 2.62%
Biotechnology: 1.40%
Amgen, Inc.	15,378	4,791,016
Health care providers & services: 1.22%
UnitedHealth Group, Inc.	8,001	4,190,524
Information technology: 2.66%
Communications equipment: 2.66%
Cisco Systems, Inc.	147,537	9,104,508
Real estate: 2.27%
Specialized REITs: 2.27%
American Tower Corp.	35,660	7,759,616
Utilities: 79.00%
Electric utilities: 44.71%
Alliant Energy Corp.	116,573	7,501,473
American Electric Power Co., Inc.	118,196	12,915,277
Constellation Energy Corp.	87,602	17,663,191
Duke Energy Corp.	121,799	14,855,824
Entergy Corp.	137,778	11,778,641
Eversource Energy	57,906	3,596,542
Exelon Corp.	237,838	10,959,575
FirstEnergy Corp.	144,877	5,855,928
NextEra Energy, Inc.	561,341	39,793,464
The accompanying notes are an integral part of these financial statements.
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Electric utilities(continued)
Southern Co.	237,076	$21,799,138
Xcel Energy, Inc.	88,961	6,297,549
		153,016,602
Gas utilities: 3.98%
Atmos Energy Corp.	88,150	13,626,227
Independent power and renewable electricity producers: 3.20%
Vistra Corp.	93,267	10,953,277
Multi-utilities: 24.34%
Ameren Corp.	105,733	10,615,593
CenterPoint Energy, Inc.	276,076	10,002,233
CMS Energy Corp.	167,651	12,592,267
Dominion Energy, Inc.	85,721	4,806,376
DTE Energy Co.	100,452	13,889,498
Public Service Enterprise Group, Inc.	139,535	11,483,731
Sempra	158,994	11,345,812
WEC Energy Group, Inc.	78,811	8,588,823
		83,324,333
Water utilities: 2.77%
American Water Works Co., Inc.	64,245	9,477,422
Total common stocks (Cost $185,719,891)		333,427,805

		Yield
Short-term investments: 2.62%
Investment companies: 2.62%
Allspring Government Money Market Fund Select Class♠∞		4.27%	8,970,663	8,970,663
Total short-term investments (Cost $8,970,663)				8,970,663
Total investments in securities (Cost $194,690,554)	100.03%			342,398,468
Other assets and liabilities, net	(0.03)			(106,054)
Total net assets	100.00%			$342,292,414

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 3

Portfolio of investments—March 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,173,904	$34,896,391	$(30,099,632)	$0	$0	$8,970,663	8,970,663	$222,030
The accompanying notes are an integral part of these financial statements.
4 | Allspring Utility and Telecommunications Fund

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $185,719,891)	$333,427,805
Investments in affiliated securities, at value (cost $8,970,663)	8,970,663
Receivable for dividends	288,358
Receivable for Fund shares sold	44,501
Prepaid expenses and other assets	56,185
Total assets	342,787,512
Liabilities
Payable for Fund shares redeemed	202,835
Management fee payable	145,782
Shareholder servicing fees payable	64,145
Administration fees payable	55,037
Trustees’ fees and expenses payable	3,747
Distribution fee payable	1,118
Accrued expenses and other liabilities	22,434
Total liabilities	495,098
Total net assets	$342,292,414
Net assets consist of
Paid-in capital	$189,372,967
Total distributable earnings	152,919,447
Total net assets	$342,292,414
Computation of net asset value and offering price per share
Net assets–Class A	$300,602,558
Shares outstanding–Class A1	15,606,580
Net asset value per share–Class A	$19.26
Maximum offering price per share – Class A2	$20.44
Net assets–Class C	$1,775,009
Shares outstanding–Class C1	91,500
Net asset value per share–Class C	$19.40
Net assets–Administrator Class	$2,560,620
Shares outstanding–Administrator Class[1]	132,634
Net asset value per share–Administrator Class	$19.31
Net assets–Institutional Class	$37,354,227
Shares outstanding–Institutional Class[1]	1,942,022
Net asset value per share–Institutional Class	$19.23
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 5

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends	$9,977,327
Income from affiliated securities	222,030
Total investment income	10,199,357
Expenses
Management fee	2,166,898
Administration fees
Class A	592,296
Class C	4,015
Administrator Class	3,369
Institutional Class	42,409
Shareholder servicing fees
Class A	740,208
Class C	5,006
Administrator Class	6,466
Distribution fee
Class C	14,964
Custody and accounting fees	9,060
Professional fees	48,852
Registration fees	73,330
Shareholder report expenses	42,083
Trustees’ fees and expenses	20,092
Other fees and expenses	21,165
Total expenses	3,790,213
Less: Fee waivers and/or expense reimbursements
Fund-level	(414,229)
Class A	(105,597)
Class C	(1)
Administrator Class	(1,402)
Net expenses	3,268,984
Net investment income	6,930,373
Realized and unrealized gains (losses) on investments
Net realized gains on investments	10,825,012
Net change in unrealized gains (losses) on investments	37,431,565
Net realized and unrealized gains (losses) on investments	48,256,577
Net increase in net assets resulting from operations	$55,186,950
The accompanying notes are an integral part of these financial statements.
6 | Allspring Utility and Telecommunications Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment income		$6,930,373		$7,894,988
Net realized gains on investments		10,825,012		9,918,152
Net change in unrealized gains (losses) on investments		37,431,565		(14,545,679)
Net increase in net assets resulting from operations		55,186,950		3,267,461
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,782,456)		(16,146,446)
Class C		(74,361)		(131,226)
Administrator Class		(121,115)		(299,643)
Institutional Class		(1,644,370)		(2,265,777)
Total distributions to shareholders		(15,622,302)		(18,843,092)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	333,882	6,285,148	202,279	3,402,327
Class C	2,572	47,941	2,624	44,571
Administrator Class	5,383	98,674	21,345	371,583
Institutional Class	509,176	9,552,907	555,197	9,331,280
		15,984,670		13,149,761
Reinvestment of distributions
Class A	691,058	12,992,624	919,295	15,262,980
Class C	3,920	74,161	7,314	122,138
Administrator Class	6,409	120,783	17,956	298,875
Institutional Class	86,836	1,632,057	135,536	2,251,288
		14,819,625		17,935,281
Payment for shares redeemed
Class A	(1,866,740)	(34,815,711)	(2,765,733)	(46,583,380)
Class C	(40,324)	(758,783)	(118,550)	(2,020,306)
Administrator Class	(35,508)	(646,691)	(234,930)	(3,856,946)
Institutional Class	(415,908)	(7,701,275)	(2,642,953)	(45,114,653)
		(43,922,460)		(97,575,285)
Net decrease in net assets resulting from capital share transactions		(13,118,165)		(66,490,243)
Total increase (decrease) in net assets		26,446,483		(82,065,874)
Net assets
Beginning of period		315,845,931		397,911,805
End of period		$342,292,414		$315,845,931
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.08	$17.77	$21.48	$21.47	$20.19
Net investment income	0.38 [1]	0.39 [1]	0.33	0.33	0.34
Net realized and unrealized gains (losses) on investments	2.69	(0.12)	(2.03)	2.40	3.82
Total from investment operations	3.07	0.27	(1.70)	2.73	4.16
Distributions to shareholders from
Net investment income	(0.39)	(0.39)	(0.33)	(0.32)	(0.35)
Net realized gains	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.89)	(0.96)	(2.01)	(2.72)	(2.88)
Net asset value, end of period	$19.26	$17.08	$17.77	$21.48	$21.47
Total return[2]	18.16%	1.77%	(8.15)%	13.62%	21.23%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.15%	1.16%	1.17%
Net expenses	1.00%	1.01%	1.04%	1.04%	1.04%
Net investment income	2.06%	2.31%	1.69%	1.52%	1.58%
Supplemental data
Portfolio turnover rate	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$300,603	$280,957	$321,507	$379,164	$363,540

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.20	$17.88	$21.60	$21.57	$20.25
Net investment income	0.24 [1]	0.26 [1]	0.19 [1]	0.17 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	2.70	(0.12)	(2.05)	2.40	3.85
Total from investment operations	2.94	0.14	(1.86)	2.57	4.02
Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.18)	(0.14)	(0.17)
Net realized gains	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.74)	(0.82)	(1.86)	(2.54)	(2.70)
Net asset value, end of period	$19.40	$17.20	$17.88	$21.60	$21.57
Total return[2]	17.24%	0.98%	(8.83)%	12.75%	20.34%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.89%	1.90%	1.91%
Net expenses	1.79%	1.79%	1.80%	1.80%	1.80%
Net investment income	1.27%	1.55%	0.94%	0.77%	0.80%
Supplemental data
Portfolio turnover rate	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$1,775	$2,156	$4,183	$4,548	$6,379

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.12	$17.81	$21.52	$21.51	$20.22
Net investment income	0.40 [1]	0.41 [1]	0.35	0.37	0.37
Net realized and unrealized gains (losses) on investments	2.69	(0.12)	(2.03)	2.39	3.83
Total from investment operations	3.09	0.29	(1.68)	2.76	4.20
Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.35)	(0.35)	(0.38)
Net realized gains	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.90)	(0.98)	(2.03)	(2.75)	(2.91)
Net asset value, end of period	$19.31	$17.12	$17.81	$21.52	$21.51
Total return[2]	18.26%	1.87%	(8.01)%	13.76%	21.39%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.07%	1.08%	1.09%
Net expenses	0.92%	0.92%	0.92%	0.92%	0.92%
Net investment income	2.14%	2.45%	1.82%	1.63%	1.70%
Supplemental data
Portfolio turnover rate	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$2,561	$2,676	$6,267	$7,447	$3,054

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.06	$17.76	$21.46	$21.46	$20.18
Net investment income	0.44 [1]	0.44 [1]	0.39 [1]	0.40	0.43
Net realized and unrealized gains (losses) on investments	2.67	(0.12)	(2.02)	2.39	3.80
Total from investment operations	3.11	0.32	(1.63)	2.79	4.23
Distributions to shareholders from
Net investment income	(0.44)	(0.45)	(0.39)	(0.39)	(0.42)
Net realized gains	(0.50)	(0.57)	(1.68)	(2.40)	(2.53)
Total distributions to shareholders	(0.94)	(1.02)	(2.07)	(2.79)	(2.95)
Net asset value, end of period	$19.23	$17.06	$17.76	$21.46	$21.46
Total return[2]	18.46%	2.06%	(7.80)%	13.94%	21.62%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.82%	0.83%	0.84%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	2.33%	2.60%	2.02%	1.84%	1.92%
Supplemental data
Portfolio turnover rate	11%	1%	4%	11%	20%
Net assets, end of period (000s omitted)	$37,354	$30,057	$65,955	$79,196	$65,644

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund | 11

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring Utility and Telecommunications Fund

Notes to financial statements
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $194,713,288 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$150,246,401
Gross unrealized losses	(2,561,221)
Net unrealized gains	$147,685,180
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,276,249	$0	$0	$20,276,249
Consumer discretionary	4,180,551	0	0	4,180,551
Consumer staples	2,303,121	0	0	2,303,121
Financials	10,424,359	0	0	10,424,359
Health care	8,981,540	0	0	8,981,540
Information technology	9,104,508	0	0	9,104,508
Real estate	7,759,616	0	0	7,759,616
Utilities	270,397,861	0	0	270,397,861
Short-term investments
Investment companies	8,970,663	0	0	8,970,663
Total assets	$342,398,468	$0	$0	$342,398,468
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Utility and Telecommunications Fund | 13

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.04%
Class C	1.79
Administrator Class	0.92
Institutional Class	0.72
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $3,260 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
14 | Allspring Utility and Telecommunications Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $37,092,135 and $63,410,348, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2025	2024
Ordinary income	$7,005,476	$7,840,742
Long-term capital gain	8,616,826	11,002,350
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$188,086	$5,050,414	$147,685,180
8.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the
Allspring Utility and Telecommunications Fund | 15

Notes to financial statements
operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Utility and Telecommunications Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Utility and Telecommunications Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Utility and Telecommunications Fund | 17

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $8,616,826 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $7,005,477 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $152,482 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Utility and Telecommunications Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0667 03-25

Allspring Innovation Fund
(formerly, Allspring Discovery Innovation Fund)
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Innovation Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.50%
Communication services: 2.46%
Media: 2.46%
Trade Desk, Inc. Class A†	174,733	$9,561,390
Consumer discretionary: 10.78%
Broadline retail: 3.96%
MercadoLibre, Inc.†	7,911	15,433,333
Hotels, restaurants & leisure: 6.82%
DoorDash, Inc. Class A†	81,505	14,896,669
DraftKings, Inc. Class A†	350,439	11,638,079
		26,534,748
Financials: 18.15%
Capital markets: 12.46%
Morningstar, Inc.	42,070	12,615,531
Robinhood Markets, Inc. Class A†	266,342	11,085,154
S&P Global, Inc.	24,785	12,593,259
Tradeweb Markets, Inc. Class A	82,088	12,186,784
		48,480,728
Financial services: 5.69%
Jack Henry & Associates, Inc.	60,289	11,008,771
Visa, Inc. Class A	31,763	11,131,661
		22,140,432
Health care: 8.69%
Health care equipment & supplies: 1.62%
Intuitive Surgical, Inc.†	12,754	6,316,674
Health care technology: 3.95%
Veeva Systems, Inc. Class A†	66,380	15,375,599
Life sciences tools & services: 3.12%
Bio-Techne Corp.	206,947	12,133,303
Industrials: 17.17%
Aerospace & defense: 5.08%
Axon Enterprise, Inc.†	14,453	7,601,555
TransDigm Group, Inc.	8,804	12,178,485
		19,780,040
Commercial services & supplies: 9.19%
Copart, Inc.†	201,334	11,393,491
Rollins, Inc.	223,869	12,095,642
Waste Connections, Inc.	62,768	12,251,686
		35,740,819
Ground transportation: 2.90%
Old Dominion Freight Line, Inc.	68,226	11,287,992
The accompanying notes are an integral part of these financial statements.
2 | Allspring Innovation Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Information technology: 41.25%
Communications equipment: 2.74%
Motorola Solutions, Inc.	24,399	$10,682,126
IT services: 7.38%
Gartner, Inc.†	25,598	10,744,505
Globant SA†	77,528	9,126,596
Shopify, Inc. Class A†	92,686	8,840,854
		28,711,955
Semiconductors & semiconductor equipment: 9.02%
Applied Materials, Inc.	78,696	11,420,363
KLA Corp.	17,572	11,945,446
Monolithic Power Systems, Inc.	20,228	11,731,835
		35,097,644
Software: 22.11%
Cadence Design Systems, Inc.†	49,479	12,583,994
CCC Intelligent Solutions Holdings, Inc.†	1,224,265	11,055,113
Crowdstrike Holdings, Inc. Class A†	27,015	9,524,949
Fair Isaac Corp.†	4,274	7,881,940
Samsara, Inc. Class A†	269,755	10,339,709
ServiceNow, Inc.†	15,999	12,737,444
Tyler Technologies, Inc.†	17,583	10,222,580
Workday, Inc. Class A†	50,098	11,699,386
		86,045,115
Total common stocks (Cost $317,912,611)		383,321,898

		Yield
Short-term investments: 1.59%
Investment companies: 1.59%
Allspring Government Money Market Fund Select Class♠∞		4.27%	6,177,913	6,177,913
Total short-term investments (Cost $6,177,913)				6,177,913
Total investments in securities (Cost $324,090,524)	100.09%			389,499,811
Other assets and liabilities, net	(0.09)			(345,537)
Total net assets	100.00%			$389,154,274

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 3

Portfolio of investments—March 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,735,222	$78,446,850	$(82,004,159)	$0	$0	$6,177,913	6,177,913	$301,659
The accompanying notes are an integral part of these financial statements.
4 | Allspring Innovation Fund

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $317,912,611)	$383,321,898
Investments in affiliated securities, at value (cost $6,177,913)	6,177,913
Cash	2
Receivable for dividends	114,564
Receivable for Fund shares sold	111,854
Prepaid expenses and other assets	64,200
Total assets	389,790,431
Liabilities
Management fee payable	237,968
Payable for Fund shares redeemed	223,416
Shareholder servicing fees payable	81,133
Administration fees payable	66,609
Distribution fee payable	2,376
Trustees’ fees and expenses payable	1,626
Accrued expenses and other liabilities	23,029
Total liabilities	636,157
Total net assets	$389,154,274
Net assets consist of
Paid-in capital	$269,802,488
Total distributable earnings	119,351,786
Total net assets	$389,154,274
Computation of net asset value and offering price per share
Net assets–Class A	$367,469,872
Shares outstanding–Class A1	33,262,660
Net asset value per share–Class A	$11.05
Maximum offering price per share – Class A2	$11.72
Net assets–Class C	$3,652,738
Shares outstanding–Class C1	802,730
Net asset value per share–Class C	$4.55
Net assets–Administrator Class	$1,919,117
Shares outstanding–Administrator Class[1]	164,272
Net asset value per share–Administrator Class	$11.68
Net assets–Institutional Class	$16,112,547
Shares outstanding–Institutional Class[1]	1,329,921
Net asset value per share–Institutional Class	$12.12
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 5

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $12,007)	$2,095,216
Income from affiliated securities	301,659
Interest	24
Total investment income	2,396,899
Expenses
Management fee	3,435,682
Administration fees
Class A	800,225
Class C	8,964
Administrator Class	2,981
Institutional Class	29,344
Shareholder servicing fees
Class A	1,000,281
Class C	11,072
Administrator Class	5,734
Distribution fee
Class C	33,216
Custody and accounting fees	2,843
Professional fees	43,787
Registration fees	84,494
Shareholder report expenses	21,631
Trustees’ fees and expenses	18,687
Other fees and expenses	28,073
Total expenses	5,527,014
Less: Fee waivers and/or expense reimbursements
Fund-level	(300,333)
Class A	(196,494)
Administrator Class	(149)
Institutional Class	(1,447)
Net expenses	5,028,591
Net investment loss	(2,631,692)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	58,764,069
Foreign currency and foreign currency translations	16
Net realized gains on investments	58,764,085
Net change in unrealized gains (losses) on
Unaffiliated securities	(43,337,762)
Foreign currency and foreign currency translations	47
Net change in unrealized gains (losses) on investments	(43,337,715)
Net realized and unrealized gains (losses) on investments	15,426,370
Net increase in net assets resulting from operations	$12,794,678
The accompanying notes are an integral part of these financial statements.
6 | Allspring Innovation Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment loss		$(2,631,692)		$(2,880,344)
Net realized gains on investments		58,764,085		76,213,696
Net change in unrealized gains (losses) on investments		(43,337,715)		35,647,311
Net increase in net assets resulting from operations		12,794,678		108,980,663
Distributions to shareholders from
Net investment income and net realized gains
Class A		(31,481,475)		0
Class C		(796,328)		0
Administrator Class		(182,763)		0
Institutional Class		(1,323,254)		0
Total distributions to shareholders		(33,783,820)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	365,519	4,358,062	920,920	9,278,823
Class C	95,784	531,068	75,380	354,165
Administrator Class	44,929	565,230	97,107	970,367
Institutional Class	589,185	7,497,104	345,876	3,893,797
		12,951,464		14,497,152
Reinvestment of distributions
Class A	2,428,227	29,964,325	0	0
Class C	156,143	796,328	0	0
Administrator Class	13,551	176,841	0	0
Institutional Class	95,828	1,296,548	0	0
		32,234,042		0
Payment for shares redeemed
Class A	(5,898,934)	(68,659,010)	(5,027,609)	(50,794,826)
Class C	(379,198)	(1,969,613)	(458,289)	(2,079,586)
Administrator Class	(69,175)	(869,547)	(590,318)	(5,682,812)
Institutional Class	(1,757,453)	(22,072,788)	(929,837)	(9,892,255)
		(93,570,958)		(68,449,479)
Net decrease in net assets resulting from capital share transactions		(48,385,452)		(53,952,327)
Total increase (decrease) in net assets		(69,374,594)		55,028,336
Net assets
Beginning of period		458,528,868		403,500,532
End of period		$389,154,274		$458,528,868
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.58	$8.96	$14.58	$18.55	$12.08
Net investment loss	(0.07)[1]	(0.07)[1]	(0.09)[1]	(0.19)[1]	(0.16)
Net realized and unrealized gains (losses) on investments	0.52	2.69	(3.21)	1.04	9.44
Total from investment operations	0.45	2.62	(3.30)	0.85	9.28
Distributions to shareholders from
Net realized gains	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$11.05	$11.58	$8.96	$14.58	$18.55
Total return[2]	3.03%	29.24%	(21.42)%	1.26%	77.67%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.30%	1.34%	1.34%	1.35%
Net expenses	1.18%	1.19%	1.25%	1.33%	1.34%
Net investment loss	(0.62)%	(0.70)%	(0.81)%	(1.02)%	(0.98)%
Supplemental data
Portfolio turnover rate	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$367,470	$421,217	$362,754	$526,555	$575,422

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.31	$4.14	$8.51	$12.64	$8.80
Net investment loss	(0.07)[1]	(0.07)[1]	(0.09)[1]	(0.21)[1]	(0.17)
Net realized and unrealized gains (losses) on investments	0.29	1.24	(1.96)	0.90	6.82
Total from investment operations	0.22	1.17	(2.05)	0.69	6.65
Distributions to shareholders from
Net realized gains	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$4.55	$5.31	$4.14	$8.51	$12.64
Total return[2]	2.22%	28.26%	(22.09)%	0.51%	76.67%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.05%	2.08%	2.09%	2.10%
Net expenses	1.97%	1.97%	2.02%	2.09%	2.10%
Net investment loss	(1.40)%	(1.49)%	(1.57)%	(1.79)%	(1.75)%
Supplemental data
Portfolio turnover rate	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$3,653	$4,941	$5,441	$9,822	$12,017

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.20	$9.44	$15.17	$19.13	$12.40
Net investment loss	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.18)[1]	(0.16)
Net realized and unrealized gains (losses) on investments	0.53	2.83	(3.33)	1.04	9.70
Total from investment operations	0.46	2.76	(3.41)	0.86	9.54
Distributions to shareholders from
Net realized gains	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$11.68	$12.20	$9.44	$15.17	$19.13
Total return[2]	2.96%	29.24%	(21.30)%	1.28%	77.92%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.23%	1.26%	1.27%	1.27%
Net expenses	1.15%	1.15%	1.19%	1.26%	1.27%
Net investment loss	(0.59)%	(0.74)%	(0.74)%	(0.95)%	(0.91)%
Supplemental data
Portfolio turnover rate	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$1,919	$2,134	$6,305	$10,192	$9,636

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.59	$9.71	$15.48	$19.39	$12.51
Net investment loss	(0.04)[1]	(0.04)[1]	(0.06)[1]	(0.13)	(0.12)
Net realized and unrealized gains (losses) on investments	0.55	2.92	(3.39)	1.04	9.81
Total from investment operations	0.51	2.88	(3.45)	0.91	9.69
Distributions to shareholders from
Net realized gains	(0.98)	0.00	(2.32)	(4.82)	(2.81)
Net asset value, end of period	$12.12	$12.59	$9.71	$15.48	$19.39
Total return[2]	3.27%	29.66%	(21.13)%	1.53%	78.30%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	1.01%	1.01%	1.02%
Net expenses	0.90%	0.90%	0.95%	1.01%	1.02%
Net investment loss	(0.35)%	(0.41)%	(0.50)%	(0.71)%	(0.66)%
Supplemental data
Portfolio turnover rate	35%	75%	117%	93%	146%
Net assets, end of period (000s omitted)	$16,113	$30,237	$29,001	$66,399	$85,664

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Innovation Fund | 11

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
12 | Allspring Innovation Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $325,438,228 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$86,313,326
Gross unrealized losses	(22,251,743)
Net unrealized gains	$64,061,583
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,561,390	$0	$0	$9,561,390
Consumer discretionary	41,968,081	0	0	41,968,081
Financials	70,621,160	0	0	70,621,160
Health care	33,825,576	0	0	33,825,576
Industrials	66,808,851	0	0	66,808,851
Information technology	160,536,840	0	0	160,536,840
Short-term investments
Investment companies	6,177,913	0	0	6,177,913
Total assets	$389,499,811	$0	$0	$389,499,811
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund | 13

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Administrator Class	1.15
Institutional Class	0.90
14 | Allspring Innovation Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $1,304 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $145,325,920 and $226,220,028, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2025	2024
Long-term capital gain	$33,783,820	$0
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$16,787,746	$38,504,060	$64,059,980
8.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Innovation Fund | 15

Notes to financial statements
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Innovation Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Innovation Fund (formerly, Allspring Discovery Innovation Fund) (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Innovation Fund | 17

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $33,783,820 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Innovation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Innovation Fund | 19

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR1600 03-25

Allspring Disciplined Small Cap Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 96.84%
Communication services: 2.31%
Diversified telecommunication services: 0.20%
Bandwidth, Inc. Class A†	14,141	$185,247
Entertainment: 0.15%
Cinemark Holdings, Inc.	5,391	134,182
Interactive media & services: 1.36%
Cargurus, Inc.†	4,308	125,492
EverQuote, Inc. Class A†	13,844	362,574
MediaAlpha, Inc. Class A†	27,106	250,460
QuinStreet, Inc.†	20,602	367,540
Yelp, Inc. Class A†	3,514	130,123
		1,236,189
Media: 0.60%
Magnite, Inc.†	29,098	332,008
TEGNA, Inc.	11,873	216,326
		548,334
Consumer discretionary: 9.20%
Automobile components: 0.86%
Modine Manufacturing Co.†	6,768	519,444
XPEL, Inc.144A†	9,054	266,006
		785,450
Distributors: 0.29%
GigaCloud Technology, Inc. Class A†	18,369	260,840
Diversified consumer services: 1.80%
Adtalem Global Education, Inc.†	2,594	261,060
Perdoceo Education Corp.	23,566	593,392
Stride, Inc.†	6,161	779,367
		1,633,819
Hotels, restaurants & leisure: 1.78%
Brinker International, Inc.†	5,436	810,236
Hilton Grand Vacations, Inc.†	5,422	202,837
International Game Technology PLC	16,255	264,306
Super Group SGHC Ltd.	52,836	340,264
		1,617,643
Household durables: 1.70%
KB Home	8,045	467,575
M/I Homes, Inc.†	4,315	492,687
Meritage Homes Corp.	4,897	347,099
Taylor Morrison Home Corp. Class A†	3,887	233,376
		1,540,737
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Leisure products: 0.19%
JAKKS Pacific, Inc.	7,081	$174,688
Specialty retail: 2.49%
Abercrombie & Fitch Co. Class A†	4,913	375,206
Academy Sports & Outdoors, Inc.	4,150	189,281
Asbury Automotive Group, Inc.†	754	166,513
Carvana Co. Class A†	1,335	279,122
Group 1 Automotive, Inc.	1,668	637,093
Urban Outfitters, Inc.†	11,777	617,115
		2,264,330
Textiles, apparel & luxury goods: 0.09%
Superior Group of Cos., Inc.	7,571	82,827
Consumer staples: 2.35%
Consumer staples distribution & retail: 0.52%
Andersons, Inc.	10,994	471,972
Food products: 0.50%
Vital Farms, Inc.†	14,999	457,020
Personal care products: 0.75%
BellRing Brands, Inc.†	8,242	613,699
e.l.f. Beauty, Inc.†	1,027	64,486
		678,185
Tobacco: 0.58%
Turning Point Brands, Inc.	8,855	526,341
Energy: 4.46%
Energy equipment & services: 1.77%
Archrock, Inc.	17,713	464,789
Helix Energy Solutions Group, Inc.†	27,941	232,190
Helmerich & Payne, Inc.	19,186	501,138
Liberty Energy, Inc. Class A	13,764	217,884
Natural Gas Services Group, Inc.†	5,572	122,417
Seadrill Ltd.†	2,719	67,975
		1,606,393
Oil, gas & consumable fuels: 2.69%
California Resources Corp.	6,346	279,034
Centrus Energy Corp. Class A†	1,194	74,279
CNX Resources Corp.†	14,376	452,557
International Seaways, Inc.	9,407	312,312
Murphy Oil Corp.	2,350	66,740
Par Pacific Holdings, Inc.†	12,037	171,648
Peabody Energy Corp.	22,088	299,292
Sable Offshore Corp.†	7,520	190,782
Scorpio Tankers, Inc.	5,940	223,225
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—March 31, 2025

	Shares	Value
Oil, gas & consumable fuels(continued)
Teekay Tankers Ltd. Class A	4,601	$176,080
Vital Energy, Inc.†	9,490	201,378
		2,447,327
Financials: 19.74%
Banks: 10.43%
1st Source Corp.	4,295	256,884
Ameris Bancorp	6,543	376,681
Axos Financial, Inc.†	8,224	530,612
Bancorp, Inc.†	10,844	572,997
Bank of NT Butterfield & Son Ltd.	12,637	491,832
Cadence Bank	8,141	247,161
Customers Bancorp, Inc.†	8,297	416,509
Eastern Bankshares, Inc.	10,874	178,334
Enterprise Financial Services Corp.	4,029	216,518
First BanCorp	28,452	545,425
First Busey Corp.	7,880	170,208
First Financial Bancorp	4,322	107,964
First Financial Bankshares, Inc.	7,748	278,308
First Financial Corp.	6,728	329,537
Hancock Whitney Corp.	11,586	607,686
Hanmi Financial Corp.	15,905	360,407
Hilltop Holdings, Inc.	10,358	315,401
International Bancshares Corp.	1,498	94,464
Mercantile Bank Corp.	4,286	186,184
OFG Bancorp	12,961	518,699
Pathward Financial, Inc.	6,962	507,878
Preferred Bank	5,224	437,040
Republic Bancorp, Inc. Class A	3,429	218,839
UMB Financial Corp.	5,833	589,716
Westamerica BanCorp	7,152	362,106
WSFS Financial Corp.	10,759	558,069
		9,475,459
Capital markets: 2.41%
Artisan Partners Asset Management, Inc. Class A	5,435	212,509
BGC Group, Inc. Class A	41,552	381,032
Evercore, Inc. Class A	679	135,610
StoneX Group, Inc.†	7,549	576,593
Victory Capital Holdings, Inc. Class A	10,721	620,424
Virtus Investment Partners, Inc.	1,529	263,538
		2,189,706
Consumer finance: 1.43%
Atlanticus Holdings Corp.†	4,911	251,198
Bread Financial Holdings, Inc.	5,625	281,700
Enova International, Inc.†	4,375	422,450
Green Dot Corp. Class A†	7,387	62,346
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Consumer finance(continued)
LendingTree, Inc.†	1,971	$99,082
Regional Management Corp.	6,003	180,750
		1,297,526
Financial services: 3.09%
Essent Group Ltd.	9,849	568,484
Evertec, Inc.	7,174	263,788
Jackson Financial, Inc. Class A	6,837	572,804
Marqeta, Inc. Class A†	43,476	179,121
MGIC Investment Corp.	9,954	246,660
NMI Holdings, Inc. Class A†	12,295	443,235
Payoneer Global, Inc.†	29,446	215,250
Radian Group, Inc.	9,563	316,249
		2,805,591
Insurance: 2.38%
CNO Financial Group, Inc.	8,382	349,110
Employers Holdings, Inc.	4,753	240,692
Genworth Financial, Inc. Class A†	23,852	169,110
HCI Group, Inc.	4,666	696,307
Skyward Specialty Insurance Group, Inc.†	6,616	350,119
United Fire Group, Inc.	12,195	359,265
		2,164,603
Health care: 16.59%
Biotechnology: 7.86%
ACADIA Pharmaceuticals, Inc.†	19,700	327,217
ADMA Biologics, Inc.†	24,762	491,278
Alkermes PLC†	13,867	457,888
Amicus Therapeutics, Inc.†	15,814	129,042
Apogee Therapeutics, Inc.†	3,377	126,165
Arcellx, Inc.†	4,985	327,016
Arcus Biosciences, Inc.†	11,911	93,501
Blueprint Medicines Corp.†	3,203	283,497
Bridgebio Pharma, Inc.†	4,203	145,298
CareDx, Inc.†	11,940	211,935
Catalyst Pharmaceuticals, Inc.†	13,969	338,748
Crinetics Pharmaceuticals, Inc.†	1,784	59,835
Cytokinetics, Inc.†	3,705	148,904
Denali Therapeutics, Inc.†	5,674	77,138
Editas Medicine, Inc.†	18,979	22,016
Entrada Therapeutics, Inc.†	11,019	99,612
Halozyme Therapeutics, Inc.†	9,172	585,265
Insmed, Inc.†	3,170	241,839
Intellia Therapeutics, Inc.†	10,137	72,074
Janux Therapeutics, Inc.†	5,846	157,842
Kiniksa Pharmaceuticals International PLC Class A†	12,960	287,842
Krystal Biotech, Inc.†	1,322	238,357
MiMedx Group, Inc.†	37,511	285,084
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—March 31, 2025

	Shares	Value
Biotechnology(continued)
Relay Therapeutics, Inc.†	41,177	$107,884
Revolution Medicines, Inc.†	10,913	385,884
SpringWorks Therapeutics, Inc.†	3,051	134,641
TG Therapeutics, Inc.†	15,391	606,867
Twist Bioscience Corp.†	2,842	111,577
Ultragenyx Pharmaceutical, Inc.†	1,989	72,022
Vaxcyte, Inc.†	3,333	125,854
Veracyte, Inc.†	8,554	253,626
Voyager Therapeutics, Inc.†	38,980	131,752
		7,137,500
Health care equipment & supplies: 2.78%
Bioventus, Inc. Class A†	23,845	218,182
Embecta Corp.	7,802	99,476
Haemonetics Corp.†	1,585	100,727
ICU Medical, Inc.†	1,888	262,168
Inmode Ltd.†	6,996	124,109
Lantheus Holdings, Inc.†	7,237	706,331
LeMaitre Vascular, Inc.	3,339	280,142
LivaNova PLC†	8,554	336,001
Merit Medical Systems, Inc.†	2,219	234,570
Omnicell, Inc.†	2,246	78,520
UFP Technologies, Inc.†	438	88,349
		2,528,575
Health care providers & services: 2.93%
Addus HomeCare Corp.†	3,413	337,512
Alignment Healthcare, Inc.†	20,079	373,871
Castle Biosciences, Inc.†	9,998	200,160
Concentra Group Holdings Parent, Inc.	4,878	105,853
HealthEquity, Inc.†	1,098	97,030
Hims & Hers Health, Inc.†	11,168	330,014
NeoGenomics, Inc.†	21,660	205,553
Option Care Health, Inc.†	2,893	101,110
Owens & Minor, Inc.†	29,357	265,094
Select Medical Holdings Corp.	15,816	264,127
Tenet Healthcare Corp.†	2,824	379,828
		2,660,152
Life sciences tools & services: 0.24%
BioLife Solutions, Inc.†	6,851	156,477
Quanterix Corp.†	9,755	63,505
		219,982
Pharmaceuticals: 2.78%
Amneal Pharmaceuticals, Inc.†	38,583	323,326
Amphastar Pharmaceuticals, Inc.†	3,574	103,610
ANI Pharmaceuticals, Inc.†	5,793	387,842
Arvinas, Inc.†	7,367	51,716
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Pharmaceuticals(continued)
Collegium Pharmaceutical, Inc.†	5,108	$152,474
Corcept Therapeutics, Inc.†	8,113	926,667
Harmony Biosciences Holdings, Inc.†	13,074	433,926
Pacira BioSciences, Inc.†	6,078	151,038
		2,530,599
Industrials: 16.56%
Aerospace & defense: 0.78%
Rocket Lab USA, Inc.†	5,670	101,379
V2X, Inc.†	12,313	603,953
		705,332
Building products: 0.93%
Griffon Corp.	7,855	561,633
Masterbrand, Inc.†	21,740	283,924
		845,557
Commercial services & supplies: 0.90%
Brink’s Co.	2,033	175,163
Cimpress PLC†	7,690	347,819
Healthcare Services Group, Inc.†	10,949	110,366
Interface, Inc. Class A	9,322	184,948
		818,296
Construction & engineering: 2.22%
Ameresco, Inc. Class A†	10,983	132,674
Argan, Inc.	2,982	391,149
Concrete Pumping Holdings, Inc.	22,756	124,248
EMCOR Group, Inc.	1,216	449,470
MYR Group, Inc.†	1,197	135,369
Primoris Services Corp.	9,005	516,977
Sterling Infrastructure, Inc.†	2,357	266,836
		2,016,723
Electrical equipment: 2.08%
American Superconductor Corp.†	13,818	250,659
Array Technologies, Inc.†	38,612	188,041
Atkore, Inc.	4,384	262,996
Fluence Energy, Inc.†	24,444	118,554
NANO Nuclear Energy, Inc.†	1,516	40,113
NEXTracker, Inc. Class A†	12,574	529,868
NuScale Power Corp.†	5,645	79,933
Powell Industries, Inc.	2,476	421,737
		1,891,901
Ground transportation: 0.38%
ArcBest Corp.	4,837	341,395
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—March 31, 2025

	Shares	Value
Machinery: 2.57%
Blue Bird Corp.†	9,911	$320,819
Hyster-Yale, Inc.	10,257	426,076
Luxfer Holdings PLC	22,550	267,443
Mueller Industries, Inc.	7,552	575,009
Mueller Water Products, Inc. Class A	13,054	331,833
SPX Technologies, Inc.†	877	112,940
Terex Corp.	8,039	303,713
		2,337,833
Marine transportation: 0.61%
Costamare, Inc.	15,182	149,391
Matson, Inc.	3,154	404,248
		553,639
Passenger airlines: 0.49%
SkyWest, Inc.†	5,058	441,918
Professional services: 2.22%
IBEX Holdings Ltd.†	15,093	367,515
Innodata, Inc.†	2,985	107,161
Insperity, Inc.	2,496	222,718
Kelly Services, Inc. Class A	11,894	156,644
Legalzoom.com, Inc.†	30,332	261,158
Parsons Corp.†	2,685	158,979
Planet Labs PBC†	21,628	73,103
TriNet Group, Inc.	2,290	181,460
Willdan Group, Inc.†	11,958	486,930
		2,015,668
Trading companies & distributors: 3.38%
Applied Industrial Technologies, Inc.	1,596	359,643
Boise Cascade Co.	4,592	450,429
DNOW, Inc.†	8,231	140,585
DXP Enterprises, Inc.†	6,737	554,186
FTAI Aviation Ltd.	1,831	203,296
GMS, Inc.†	5,085	372,069
MRC Global, Inc.†	15,001	172,212
Rush Enterprises, Inc. Class A	11,079	591,729
WESCO International, Inc.	1,482	230,155
		3,074,304
Information technology: 12.35%
Electronic equipment, instruments & components: 2.86%
Arlo Technologies, Inc.†	34,348	339,015
Fabrinet†	3,489	689,113
Itron, Inc.†	4,063	425,640
Mirion Technologies, Inc. Class A†	25,792	373,984
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Electronic equipment, instruments & components(continued)
Sanmina Corp.†	3,190	$243,014
TTM Technologies, Inc.†	25,979	532,829
		2,603,595
IT services: 0.40%
DigitalOcean Holdings, Inc.†	10,965	366,121
Semiconductors & semiconductor equipment: 2.85%
ACM Research, Inc. Class A†	21,289	496,885
Amkor Technology, Inc.	9,458	170,812
Axcelis Technologies, Inc.†	3,652	181,395
Credo Technology Group Holding Ltd.†	2,531	101,645
Onto Innovation, Inc.†	1,551	188,198
Penguin Solutions, Inc.†	29,160	506,509
Photronics, Inc.†	9,429	195,746
Rambus, Inc.†	6,831	353,675
Rigetti Computing, Inc.†	14,719	116,575
Ultra Clean Holdings, Inc.†	12,827	274,626
		2,586,066
Software: 5.88%
ACI Worldwide, Inc.†	3,994	218,512
Amplitude, Inc. Class A†	40,237	410,015
Appfolio, Inc. Class A†	2,185	480,481
C3.ai, Inc. Class A†	3,643	76,685
Clear Secure, Inc. Class A	17,825	461,846
Commvault Systems, Inc.†	290	45,750
Consensus Cloud Solutions, Inc.†	8,049	185,771
D-Wave Quantum, Inc.†	6,213	47,219
Freshworks, Inc. Class A†	12,668	178,745
Intapp, Inc.†	6,400	373,632
InterDigital, Inc.	2,172	449,061
LiveRamp Holdings, Inc.†	12,800	334,592
Olo, Inc. Class A†	64,923	392,135
OneSpan, Inc.	22,767	347,197
Pagaya Technologies Ltd. Class A†	8,878	93,041
PagerDuty, Inc.†	6,244	114,078
Progress Software Corp.	6,031	310,657
SPS Commerce, Inc.†	2,384	316,428
Tenable Holdings, Inc.†	3,417	119,527
Verint Systems, Inc.†	16,249	290,045
Zeta Global Holdings Corp. Class A†	7,241	98,188
		5,343,605
Technology hardware, storage & peripherals: 0.36%
CPI Card Group, Inc.†	3,117	90,923
Diebold Nixdorf, Inc.†	2,469	107,945
IonQ, Inc.†	5,652	124,739
		323,607
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—March 31, 2025

	Shares	Value
Materials: 3.23%
Chemicals: 0.64%
Aspen Aerogels, Inc.†	9,541	$60,967
Hawkins, Inc.	1,150	121,808
Koppers Holdings, Inc.	7,748	216,944
Mativ Holdings, Inc.	7,505	46,756
Quaker Chemical Corp.	565	69,840
Tronox Holdings PLC	9,413	66,267
		582,582
Containers & packaging: 0.33%
O-I Glass, Inc.†	25,816	296,110
Metals & mining: 1.60%
Coeur Mining, Inc.†	60,838	360,161
Commercial Metals Co.	8,779	403,922
Constellium SE Class A†	33,031	333,283
SunCoke Energy, Inc.	22,474	206,761
Worthington Steel, Inc.	6,023	152,562
		1,456,689
Paper & forest products: 0.66%
Clearwater Paper Corp.†	6,088	154,453
Sylvamo Corp.	6,607	443,131
		597,584
Real estate: 6.25%
Diversified REITs: 1.43%
Broadstone Net Lease, Inc.	25,100	427,704
CTO Realty Growth, Inc.	12,762	246,434
Essential Properties Realty Trust, Inc.	19,238	627,928
		1,302,066
Health care REITs: 1.20%
CareTrust REIT, Inc.	27,981	799,697
National Health Investors, Inc.	1,569	115,886
Sabra Health Care REIT, Inc.	9,964	174,071
		1,089,654
Hotel & resort REITs: 1.59%
Apple Hospitality REIT, Inc.	22,200	286,602
Chatham Lodging Trust	36,333	259,054
DiamondRock Hospitality Co.	58,869	454,469
Ryman Hospitality Properties, Inc.	4,828	441,472
		1,441,597
Real estate management & development: 0.82%
Compass, Inc. Class A†	29,006	253,223
Newmark Group, Inc. Class A	40,172	488,893
		742,116
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Residential REITs: 0.34%
NexPoint Residential Trust, Inc.	7,786	$307,781
Retail REITs: 0.49%
Getty Realty Corp.	8,770	273,449
Urban Edge Properties	9,322	177,118
		450,567
Specialized REITs: 0.38%
Safehold, Inc.	12,764	238,942
Uniti Group, Inc.	20,999	105,835
		344,777
Utilities: 3.80%
Electric utilities: 0.62%
Otter Tail Corp.	7,003	562,831
Gas utilities: 0.68%
Brookfield Infrastructure Corp. Class A	5,636	203,967
New Jersey Resources Corp.	4,547	223,076
Southwest Gas Holdings, Inc.	2,598	186,536
		613,579
Independent power and renewable electricity producers: 0.45%
Clearway Energy, Inc. Class A	14,418	410,336
Multi-utilities: 0.87%
Avista Corp.	12,222	511,735
Northwestern Energy Group, Inc.	4,817	278,760
		790,495
Water utilities: 1.18%
California Water Service Group	10,954	530,831
Consolidated Water Co. Ltd.	11,579	283,570
SJW Group	4,764	260,543
		1,074,944
Total common stocks (Cost $87,775,532)		87,990,485

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	104	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 11

Portfolio of investments—March 31, 2025

		Yield	Shares	Value
Short-term investments: 2.58%
Investment companies: 2.58%
Allspring Government Money Market Fund Select Class♠∞		4.27%	2,343,618	$2,343,618
Total short-term investments (Cost $2,343,618)				2,343,618
Total investments in securities (Cost $90,119,150)	99.42%			90,334,103
Other assets and liabilities, net	0.58			523,534
Total net assets	100.00%			$90,857,637

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,643,149	$13,196,254	$(12,495,785)	$0	$0	$2,343,618	2,343,618	$59,462
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	221	6-20-2025	$2,296,371	$2,239,946	$0	$(56,425)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Small Cap Fund

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $87,775,532)	$87,990,485
Investments in affiliated securities, at value (cost $2,343,618)	2,343,618
Cash	6,048
Cash at broker segregated for futures contracts	178,829
Receivable for investments sold	522,993
Receivable for Fund shares sold	261,976
Receivable for dividends	66,308
Prepaid expenses and other assets	33,806
Total assets	91,404,063
Liabilities
Payable for investments purchased	486,642
Payable for Fund shares redeemed	19,939
Payable for daily variation margin on open futures contracts	11,050
Management fee payable	3,743
Shareholder servicing fees payable	3,437
Administration fees payable	3,079
Trustees’ fees and expenses payable	2,276
Accrued expenses and other liabilities	16,260
Total liabilities	546,426
Total net assets	$90,857,637
Net assets consist of
Paid-in capital	$85,981,884
Total distributable earnings	4,875,753
Total net assets	$90,857,637
Computation of net asset value and offering price per share
Net assets–Class A	$1,351,317
Shares outstanding–Class A1	109,938
Net asset value per share–Class A	$12.29
Maximum offering price per share – Class A2	$13.04
Net assets–Class R6	$73,309,130
Shares outstanding–Class R6[1]	6,066,085
Net asset value per share–Class R6	$12.09
Net assets–Administrator Class	$14,367,329
Shares outstanding–Administrator Class[1]	1,183,351
Net asset value per share–Administrator Class	$12.14
Net assets–Institutional Class	$1,829,861
Shares outstanding–Institutional Class[1]	151,118
Net asset value per share–Institutional Class	$12.11
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 13

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,000)	$643,813
Income from affiliated securities	59,462
Interest	5,879
Total investment income	709,154
Expenses
Management fee	283,548
Administration fees
Class A	2,880
Class R6	10,960
Administrator Class	21,899
Institutional Class	2,459
Shareholder servicing fees
Class A	3,600
Administrator Class	42,113
Custody and accounting fees	10,836
Professional fees	46,145
Registration fees	66,113
Shareholder report expenses	24,386
Trustees’ fees and expenses	17,063
Other fees and expenses	24,434
Total expenses	556,436
Less: Fee waivers and/or expense reimbursements
Fund-level	(205,802)
Class A	(421)
Administrator Class	(225)
Institutional Class	(112)
Net expenses	349,876
Net investment income	359,278
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	4,581,396
Futures contracts	(26,496)
Net realized gains on investments	4,554,900
Net change in unrealized gains (losses) on
Unaffiliated securities	(8,191,698)
Futures contracts	(116,231)
Net change in unrealized gains (losses) on investments	(8,307,929)
Net realized and unrealized gains (losses) on investments	(3,753,029)
Net decrease in net assets resulting from operations	$(3,393,751)
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment income		$359,278		$196,998
Net realized gains on investments		4,554,900		1,940,846
Net change in unrealized gains (losses) on investments		(8,307,929)		6,569,534
Net increase (decrease) in net assets resulting from operations		(3,393,751)		8,707,378
Distributions to shareholders from
Net investment income and net realized gains
Class A		(55,121)		(21,801)
Class R6		(1,409,102)		(703,060)
Administrator Class		(630,335)		(388,225)
Institutional Class		(97,292)		(36,761)
Total distributions to shareholders		(2,191,850)		(1,149,847)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	46,160	625,085	51,043	611,403
Class R6	4,216,103	52,527,341	3,134,791	37,786,354
Administrator Class	35,201	468,282	39,518	467,511
Institutional Class	109,547	1,523,049	45,964	511,716
		55,143,757		39,376,984
Reinvestment of distributions
Class A	3,907	55,070	1,861	21,801
Class R6	101,950	1,409,102	60,802	703,060
Administrator Class	44,965	625,999	33,286	385,705
Institutional Class	7,024	97,292	3,178	36,761
		2,187,463		1,147,327
Payment for shares redeemed
Class A	(32,932)	(453,543)	(12,764)	(152,376)
Class R6	(1,282,019)	(17,104,859)	(183,935)	(2,281,091)
Administrator Class	(195,654)	(2,580,700)	(161,280)	(1,867,622)
Institutional Class	(82,524)	(1,081,314)	(14,583)	(170,863)
		(21,220,416)		(4,471,952)
Net increase in net assets resulting from capital share transactions		36,110,804		36,052,359
Total increase in net assets		30,525,203		43,609,890
Net assets
Beginning of period		60,332,434		16,722,544
End of period		$90,857,637		$60,332,434
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.49	$10.98	$11.82	$11.67	$6.12
Net investment income (loss)	0.04 [1]	0.07 [1]	0.04	0.01 [1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	(0.73)	2.73	(0.86)	0.14	5.60
Total from investment operations	(0.69)	2.80	(0.82)	0.15	5.55
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	0.00	0.00
Net realized gains	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.51)	(0.29)	(0.02)	0.00	0.00
Net asset value, end of period	$12.29	$13.49	$10.98	$11.82	$11.67
Total return[2]	(5.64)%	25.98%	(7.01)%	1.29%	90.69%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.81%	2.10%	1.74%	1.81%
Net expenses	0.90%	0.87%	0.91%	0.91%	0.93%
Net investment income (loss)	0.33%	0.62%	0.35%	0.05%	(0.53)%
Supplemental data
Portfolio turnover rate	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$1,351	$1,252	$578	$662	$991

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.27	$10.78	$11.64	$11.45	$6.15
Net investment income	0.10 [1]	0.10 [1]	0.08 [1]	0.06 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	(0.72)	2.70	(0.89)	0.14	5.51
Total from investment operations	(0.62)	2.80	(0.81)	0.20	5.55
Distributions to shareholders from
Net investment income	(0.06)	(0.03)	(0.04)	(0.01)	(0.25)
Net realized gains	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.56)	(0.31)	(0.05)	(0.01)	(0.25)
Net asset value, end of period	$12.09	$13.27	$10.78	$11.64	$11.45
Total return[2]	(5.19)%	26.46%	(6.98)%	1.76%	90.71%
Ratios to average net assets (annualized)
Gross expenses	0.86%	1.07%	1.67%	1.32%	1.42%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.76%	0.84%	0.76%	0.49%	0.51%
Supplemental data
Portfolio turnover rate	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$73,309	$40,213	$198	$236	$155

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.33	$10.85	$11.73	$11.59	$6.10
Net investment income	0.05 [1]	0.08 [1]	0.06	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.72)	2.69	(0.91)	0.14	5.47
Total from investment operations	(0.67)	2.77	(0.85)	0.16	5.49
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.02)	(0.02)	(0.00)[2]
Net realized gains	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.52)	(0.29)	(0.03)	(0.02)	(0.00)[2]
Net asset value, end of period	$12.14	$13.33	$10.85	$11.73	$11.59
Total return[3]	(5.57)%	26.03%	(7.28)%	1.37%	90.04%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.77%	2.01%	1.67%	1.75%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.38%	0.66%	0.40%	0.12%	0.17%
Supplemental data
Portfolio turnover rate	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$14,367	$17,312	$15,055	$20,963	$24,318

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.29	$10.80	$11.71	$11.60	$6.10
Net investment income	0.09 [1]	0.11 [1]	0.07 [1]	0.04 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	(0.72)	2.68	(0.90)	0.16	5.47
Total from investment operations	(0.63)	2.79	(0.83)	0.20	5.51
Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.07)	(0.09)	(0.01)
Net realized gains	(0.50)	(0.28)	(0.01)	0.00	0.00
Total distributions to shareholders	(0.55)	(0.30)	(0.08)	(0.09)	(0.01)
Net asset value, end of period	$12.11	$13.29	$10.80	$11.71	$11.60
Total return[2]	(5.28)%	26.30%	(7.09)%	1.68%	90.34%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.48%	1.76%	1.42%	1.51%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.64%	0.91%	0.65%	0.36%	0.47%
Supplemental data
Portfolio turnover rate	57%	57%	53%	39%	48%
Net assets, end of period (000s omitted)	$1,830	$1,556	$891	$1,192	$1,708

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
20 | Allspring Disciplined Small Cap Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $90,384,226 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,760,153
Gross unrealized losses	(6,866,701)
Net unrealized losses	$(106,548)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined Small Cap Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,103,952	$0	$0	$2,103,952
Consumer discretionary	8,360,334	0	0	8,360,334
Consumer staples	2,133,518	0	0	2,133,518
Energy	4,053,720	0	0	4,053,720
Financials	17,932,885	0	0	17,932,885
Health care	15,076,808	0	0	15,076,808
Industrials	15,042,566	0	0	15,042,566
Information technology	11,222,994	0	0	11,222,994
Materials	2,932,965	0	0	2,932,965
Real estate	5,678,558	0	0	5,678,558
Utilities	3,452,185	0	0	3,452,185
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	2,343,618	0	0	2,343,618
Total assets	$90,334,103	$0	$0	$90,334,103
Liabilities
Futures contracts	$56,425	$0	$0	$56,425
Total liabilities	$56,425	$0	$0	$56,425
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
22 | Allspring Disciplined Small Cap Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Class R6	0.50
Administrator Class	0.85
Institutional Class	0.60
Sales charges
Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), an affiliate of Allspring Funds Management, the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $66,123,810 and $33,012,794, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended March 31, 2025, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $1,408,416 in long futures contracts during the year ended March 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Disciplined Small Cap Fund | 23

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2025	2024
Ordinary income	$771,536	$92,651
Long-term capital gain	1,420,314	1,057,196
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized losses
$1,141,014	$3,841,287	$(106,548)
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Allspring Disciplined Small Cap Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined Small Cap Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Disciplined Small Cap Fund | 25

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 32% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $1,420,314 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $287,520 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $20,091 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2025, $574,560 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Disciplined Small Cap Fund | 27

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4335 03-25

Allspring Index Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Index Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.42%
Communication services: 9.05%
Diversified telecommunication services: 0.82%
AT&T, Inc.	184,824	$5,226,823
Verizon Communications, Inc.	108,391	4,916,616
		10,143,439
Entertainment: 1.45%
Electronic Arts, Inc.	6,106	882,439
Live Nation Entertainment, Inc.†	4,037	527,151
Netflix, Inc.†	11,014	10,270,885
Take-Two Interactive Software, Inc.†	4,226	875,839
TKO Group Holdings, Inc. Class A	1,714	261,916
Walt Disney Co.	46,547	4,594,189
Warner Bros Discovery, Inc.†	57,479	616,750
		18,029,169
Interactive media & services: 6.02%
Alphabet, Inc. Class A	150,188	23,225,072
Alphabet, Inc. Class C	121,722	19,016,628
Match Group, Inc.	6,465	201,708
Meta Platforms, Inc. Class A	56,385	32,498,059
		74,941,467
Media: 0.50%
Charter Communications, Inc. Class A†	2,485	915,797
Comcast Corp. Class A	97,111	3,583,396
Fox Corp. Class A	5,609	317,469
Fox Corp. Class B	3,397	179,056
Interpublic Group of Cos., Inc.	9,592	260,519
News Corp. Class A	9,734	264,960
News Corp. Class B	2,876	87,344
Omnicom Group, Inc.	5,059	419,442
Paramount Global Class B	15,319	183,215
		6,211,198
Wireless telecommunication services: 0.26%
T-Mobile U.S., Inc.	12,347	3,293,068
Consumer discretionary: 10.14%
Automobile components: 0.03%
Aptiv PLC†	5,908	351,526
Automobiles: 1.68%
Ford Motor Co.	100,227	1,005,277
General Motors Co.	25,619	1,204,862
Tesla, Inc.†	72,052	18,672,996
		20,883,135
The accompanying notes are an integral part of these financial statements.
2 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Broadline retail: 3.78%
Amazon.com, Inc.†	242,855	$46,205,592
eBay, Inc.	12,333	835,314
		47,040,906
Distributors: 0.08%
Genuine Parts Co.	3,580	426,521
LKQ Corp.	6,693	284,721
Pool Corp.	980	311,983
		1,023,225
Hotels, restaurants & leisure: 2.06%
Airbnb, Inc. Class A†	11,146	1,331,501
Booking Holdings, Inc.	852	3,925,087
Caesars Entertainment, Inc.†	5,471	136,775
Carnival Corp.†	26,978	526,880
Chipotle Mexican Grill, Inc. Class A†	34,897	1,752,179
Darden Restaurants, Inc.	3,016	626,604
Domino’s Pizza, Inc.	889	408,451
DoorDash, Inc. Class A†	8,735	1,596,496
Expedia Group, Inc.	3,176	533,886
Hilton Worldwide Holdings, Inc.	6,195	1,409,672
Las Vegas Sands Corp.	8,848	341,798
Marriott International, Inc. Class A	5,892	1,403,475
McDonald’s Corp.	18,452	5,763,851
MGM Resorts International†	5,760	170,727
Norwegian Cruise Line Holdings Ltd.†	11,322	214,665
Royal Caribbean Cruises Ltd.	6,375	1,309,680
Starbucks Corp.	29,247	2,868,838
Wynn Resorts Ltd.	2,306	192,551
Yum! Brands, Inc.	7,186	1,130,789
		25,643,905
Household durables: 0.30%
D.R. Horton, Inc.	7,302	928,303
Garmin Ltd.	3,955	858,749
Lennar Corp. Class A	6,012	690,057
Mohawk Industries, Inc.†	1,349	154,029
NVR, Inc.†	77	557,818
PulteGroup, Inc.	5,213	535,897
		3,724,853
Leisure products: 0.02%
Hasbro, Inc.	3,376	207,590
Specialty retail: 1.89%
AutoZone, Inc.†	432	1,647,121
Best Buy Co., Inc.	5,009	368,713
CarMax, Inc.†	3,960	308,563
Home Depot, Inc.	25,577	9,373,715
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 3

Portfolio of investments—March 31, 2025

	Shares	Value
Specialty retail(continued)
Lowe’s Cos., Inc.	14,539	$3,390,931
O’Reilly Automotive, Inc.†	1,480	2,120,218
Ross Stores, Inc.	8,495	1,085,576
TJX Cos., Inc.	28,945	3,525,501
Tractor Supply Co.	13,754	757,845
Ulta Beauty, Inc.†	1,194	437,649
Williams-Sonoma, Inc.	3,170	501,177
		23,517,009
Textiles, apparel & luxury goods: 0.30%
Deckers Outdoor Corp.†	3,908	436,954
lululemon athletica, Inc.†	2,885	816,628
NIKE, Inc. Class B	30,415	1,930,744
Ralph Lauren Corp. Class A	1,027	226,700
Tapestry, Inc.	5,330	375,285
		3,786,311
Consumer staples: 5.96%
Beverages: 1.26%
Brown-Forman Corp. Class B	4,689	159,145
Coca-Cola Co.	99,691	7,139,869
Constellation Brands, Inc. Class A	4,001	734,264
Keurig Dr Pepper, Inc.	30,742	1,051,991
Molson Coors Beverage Co. Class B	4,433	269,837
Monster Beverage Corp.†	18,029	1,055,057
PepsiCo, Inc.	35,313	5,294,831
		15,704,994
Consumer staples distribution & retail: 2.01%
Costco Wholesale Corp.	11,430	10,810,265
Dollar General Corp.	5,663	497,948
Dollar Tree, Inc.†	5,205	390,739
Kroger Co.	17,141	1,160,274
Sysco Corp.	12,597	945,279
Target Corp.	11,798	1,231,239
Walgreens Boots Alliance, Inc.	18,468	206,288
Walmart, Inc.	111,696	9,805,792
		25,047,824
Food products: 0.66%
Archer-Daniels-Midland Co.	12,321	591,531
Bunge Global SA	3,437	262,656
Campbell’s Co.	5,066	202,235
Conagra Brands, Inc.	12,290	327,774
General Mills, Inc.	14,193	848,599
Hershey Co.	3,804	650,598
Hormel Foods Corp.	7,492	231,803
J.M. Smucker Co.	2,740	324,443
Kellanova	6,923	571,078
The accompanying notes are an integral part of these financial statements.
4 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Food products(continued)
Kraft Heinz Co.	22,461	$683,488
Lamb Weston Holdings, Inc.	3,673	195,771
McCormick & Co., Inc.	6,502	535,180
Mondelez International, Inc. Class A	33,306	2,259,812
Tyson Foods, Inc. Class A	7,369	470,216
		8,155,184
Household products: 1.18%
Church & Dwight Co., Inc.	6,333	697,200
Clorox Co.	3,172	467,077
Colgate-Palmolive Co.	20,895	1,957,862
Kimberly-Clark Corp.	8,540	1,214,559
Procter & Gamble Co.	60,375	10,289,107
		14,625,805
Personal care products: 0.13%
Estee Lauder Cos., Inc. Class A	6,029	397,914
Kenvue, Inc.	49,366	1,183,797
		1,581,711
Tobacco: 0.72%
Altria Group, Inc.	43,638	2,619,152
Philip Morris International, Inc.	40,034	6,354,597
		8,973,749
Energy: 3.61%
Energy equipment & services: 0.26%
Baker Hughes Co. Class A	25,493	1,120,418
Halliburton Co.	22,352	567,070
Schlumberger NV	36,069	1,507,684
		3,195,172
Oil, gas & consumable fuels: 3.35%
APA Corp.	9,525	200,215
Chevron Corp.	43,032	7,198,823
ConocoPhillips	32,851	3,450,012
Coterra Energy, Inc.	18,962	548,002
Devon Energy Corp.	16,914	632,584
Diamondback Energy, Inc.	4,812	769,343
EOG Resources, Inc.	14,482	1,857,172
EQT Corp.	15,363	820,845
Expand Energy Corp.	5,415	602,798
Exxon Mobil Corp.	112,081	13,329,793
Hess Corp.	7,116	1,136,639
Kinder Morgan, Inc.	49,774	1,420,052
Marathon Petroleum Corp.	8,136	1,185,334
Occidental Petroleum Corp.	17,396	858,666
ONEOK, Inc.	15,975	1,585,039
Phillips 66	10,634	1,313,086
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 5

Portfolio of investments—March 31, 2025

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	5,615	$1,125,639
Texas Pacific Land Corp.	485	642,620
Valero Energy Corp.	8,151	1,076,503
Williams Cos., Inc.	31,387	1,875,687
		41,628,852
Financials: 14.45%
Banks: 3.42%
Bank of America Corp.	170,489	7,114,506
Citigroup, Inc.	48,332	3,431,089
Citizens Financial Group, Inc.	11,255	461,117
Fifth Third Bancorp	17,247	676,082
Huntington Bancshares, Inc.	37,431	561,839
JPMorgan Chase & Co.	71,994	17,660,128
KeyCorp	25,648	410,112
M&T Bank Corp.	4,272	763,620
PNC Financial Services Group, Inc.	10,195	1,791,975
Regions Financial Corp.	23,405	508,591
Truist Financial Corp.	33,883	1,394,285
U.S. Bancorp	40,167	1,695,851
Wells Fargo & Co.	84,683	6,079,393
		42,548,588
Capital markets: 3.16%
Ameriprise Financial, Inc.	2,477	1,199,140
Bank of New York Mellon Corp.	18,479	1,549,834
BlackRock, Inc.	3,749	3,548,354
Blackstone, Inc.	18,846	2,634,294
Cboe Global Markets, Inc.	2,695	609,852
Charles Schwab Corp.	43,877	3,434,692
CME Group, Inc.	9,279	2,461,626
FactSet Research Systems, Inc.	979	445,093
Franklin Resources, Inc.	7,981	153,634
Goldman Sachs Group, Inc.	8,034	4,388,894
Intercontinental Exchange, Inc.	14,794	2,551,965
Invesco Ltd.	11,535	174,986
KKR & Co., Inc.	17,381	2,009,417
MarketAxess Holdings, Inc.	971	210,076
Moody’s Corp.	3,986	1,856,240
Morgan Stanley	31,860	3,717,106
MSCI, Inc. Class A	1,999	1,130,434
Nasdaq, Inc.	10,655	808,288
Northern Trust Corp.	5,046	497,788
Raymond James Financial, Inc.	4,748	659,545
S&P Global, Inc.	8,111	4,121,199
State Street Corp.	7,427	664,939
T. Rowe Price Group, Inc.	5,732	526,599
		39,353,995
The accompanying notes are an integral part of these financial statements.
6 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Consumer finance: 0.58%
American Express Co.	14,290	$3,844,724
Capital One Financial Corp.	9,815	1,759,830
Discover Financial Services	6,463	1,103,234
Synchrony Financial	10,010	529,929
		7,237,717
Financial services: 4.93%
Apollo Global Management, Inc.	11,509	1,576,042
Berkshire Hathaway, Inc. Class B†	47,195	25,135,113
Corpay, Inc.†	1,795	625,952
Fidelity National Information Services, Inc.	13,639	1,018,561
Fiserv, Inc.†	14,649	3,234,939
Global Payments, Inc.	6,376	624,338
Jack Henry & Associates, Inc.	1,877	342,740
Mastercard, Inc. Class A	20,969	11,493,528
PayPal Holdings, Inc.†	25,471	1,661,983
Visa, Inc. Class A	44,373	15,550,962
		61,264,158
Insurance: 2.36%
Aflac, Inc.	12,744	1,417,005
Allstate Corp.	6,823	1,412,839
American International Group, Inc.	15,277	1,328,182
Aon PLC Class A	5,568	2,222,133
Arch Capital Group Ltd.	9,652	928,329
Arthur J Gallagher & Co.	6,549	2,260,977
Assurant, Inc.	1,321	277,080
Brown & Brown, Inc.	6,111	760,208
Chubb Ltd.	9,595	2,897,594
Cincinnati Financial Corp.	4,027	594,868
Erie Indemnity Co. Class A	642	269,030
Everest Group Ltd.	1,107	402,206
Globe Life, Inc.	2,161	284,647
Hartford Insurance Group, Inc.	7,405	916,221
Loews Corp.	4,549	418,099
Marsh & McLennan Cos., Inc.	12,646	3,086,003
MetLife, Inc.	14,906	1,196,803
Principal Financial Group, Inc.	5,418	457,117
Progressive Corp.	15,083	4,268,640
Prudential Financial, Inc.	9,115	1,017,963
Travelers Cos., Inc.	5,838	1,543,918
W.R. Berkley Corp.	7,731	550,138
Willis Towers Watson PLC	2,570	868,532
		29,378,532
Health care: 11.00%
Biotechnology: 1.88%
AbbVie, Inc.	45,454	9,523,522
Amgen, Inc.	13,832	4,309,359
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 7

Portfolio of investments—March 31, 2025

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	3,769	$515,750
Gilead Sciences, Inc.	32,089	3,595,572
Incyte Corp.†	4,136	250,435
Moderna, Inc.†	8,719	247,184
Regeneron Pharmaceuticals, Inc.	2,709	1,718,129
Vertex Pharmaceuticals, Inc.†	6,612	3,205,630
		23,365,581
Health care equipment & supplies: 2.42%
Abbott Laboratories	44,659	5,924,016
Align Technology, Inc.†	1,807	287,060
Baxter International, Inc.	13,147	450,022
Becton Dickinson & Co.	7,393	1,693,441
Boston Scientific Corp.†	37,948	3,828,194
Cooper Cos., Inc.†	5,139	433,475
DexCom, Inc.†	10,060	686,997
Edwards Lifesciences Corp.†	15,186	1,100,681
GE HealthCare Technologies, Inc.	11,775	950,360
Hologic, Inc.†	5,778	356,907
IDEXX Laboratories, Inc.†	2,108	885,255
Insulet Corp.†	1,806	474,274
Intuitive Surgical, Inc.†	9,183	4,548,064
Medtronic PLC	33,016	2,966,818
ResMed, Inc.	3,782	846,601
Solventum Corp.†	3,559	270,626
STERIS PLC	2,530	573,425
Stryker Corp.	8,842	3,291,434
Zimmer Biomet Holdings, Inc.	5,126	580,161
		30,147,811
Health care providers & services: 2.34%
Cardinal Health, Inc.	6,220	856,929
Cencora, Inc.	4,444	1,235,832
Centene Corp.†	12,769	775,206
Cigna Group	7,050	2,319,450
CVS Health Corp.	32,463	2,199,368
DaVita, Inc.†	1,133	173,315
Elevance Health, Inc.	5,972	2,597,581
HCA Healthcare, Inc.	4,604	1,590,912
Henry Schein, Inc.†	3,210	219,853
Humana, Inc.	3,106	821,848
Labcorp Holdings, Inc.	2,147	499,693
McKesson Corp.	3,227	2,171,739
Molina Healthcare, Inc.†	1,429	470,698
Quest Diagnostics, Inc.	2,858	483,574
UnitedHealth Group, Inc.	23,695	12,410,256
Universal Health Services, Inc. Class B	1,512	284,105
		29,110,359
The accompanying notes are an integral part of these financial statements.
8 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Life sciences tools & services: 0.99%
Agilent Technologies, Inc.	7,346	$859,335
Bio-Techne Corp.	4,070	238,624
Charles River Laboratories International, Inc.†	1,317	198,235
Danaher Corp.	16,479	3,378,195
IQVIA Holdings, Inc.†	4,308	759,500
Mettler-Toledo International, Inc.†	539	636,511
Revvity, Inc.	3,134	331,577
Thermo Fisher Scientific, Inc.	9,849	4,900,862
Waters Corp.†	1,529	563,544
West Pharmaceutical Services, Inc.	1,865	417,536
		12,283,919
Pharmaceuticals: 3.37%
Bristol-Myers Squibb Co.	52,251	3,186,789
Eli Lilly & Co.	20,288	16,756,062
Johnson & Johnson	61,991	10,280,587
Merck & Co., Inc.	65,133	5,846,338
Pfizer, Inc.	145,914	3,697,461
Viatris, Inc.	30,733	267,684
Zoetis, Inc.	11,530	1,898,415
		41,933,336
Industrials: 8.33%
Aerospace & defense: 2.03%
Axon Enterprise, Inc.†	1,865	980,897
Boeing Co.†	19,313	3,293,832
General Dynamics Corp.	6,534	1,781,038
General Electric Co.	27,635	5,531,145
Howmet Aerospace, Inc.	10,429	1,352,954
Huntington Ingalls Industries, Inc.	1,008	205,672
L3Harris Technologies, Inc.	4,849	1,014,944
Lockheed Martin Corp.	5,394	2,409,554
Northrop Grumman Corp.	3,504	1,794,083
RTX Corp.	34,299	4,543,246
Textron, Inc.	4,701	339,647
TransDigm Group, Inc.	1,444	1,997,471
		25,244,483
Air freight & logistics: 0.34%
CH Robinson Worldwide, Inc.	3,056	312,934
Expeditors International of Washington, Inc.	3,604	433,381
FedEx Corp.	5,705	1,390,765
United Parcel Service, Inc. Class B	18,831	2,071,222
		4,208,302
Building products: 0.51%
A.O. Smith Corp.	3,041	198,760
Allegion PLC	2,238	291,969
Builders FirstSource, Inc.†	2,963	370,197
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 9

Portfolio of investments—March 31, 2025

	Shares	Value
Building products(continued)
Carrier Global Corp.	20,793	$1,318,276
Johnson Controls International PLC	16,997	1,361,630
Lennox International, Inc.	825	462,685
Masco Corp.	5,458	379,549
Trane Technologies PLC	5,775	1,945,713
		6,328,779
Commercial services & supplies: 0.61%
Cintas Corp.	8,832	1,815,241
Copart, Inc.†	22,576	1,277,576
Republic Services, Inc. Class A	5,226	1,265,528
Rollins, Inc.	7,231	390,691
Veralto Corp.	6,368	620,562
Waste Management, Inc.	9,404	2,177,120
		7,546,718
Construction & engineering: 0.08%
Quanta Services, Inc.	3,801	966,138
Electrical equipment: 0.72%
AMETEK, Inc.	5,956	1,025,266
Eaton Corp. PLC	10,176	2,766,142
Emerson Electric Co.	14,519	1,591,863
GE Vernova, Inc.	7,104	2,168,709
Generac Holdings, Inc.†	1,535	194,408
Hubbell, Inc. Class B	1,382	457,318
Rockwell Automation, Inc.	2,911	752,144
		8,955,850
Ground transportation: 0.93%
CSX Corp.	49,653	1,461,288
J.B. Hunt Transport Services, Inc.	2,045	302,558
Norfolk Southern Corp.	5,830	1,380,835
Old Dominion Freight Line, Inc.	4,837	800,281
Uber Technologies, Inc.†	53,788	3,918,994
Union Pacific Corp.	15,559	3,675,658
		11,539,614
Industrial conglomerates: 0.45%
3M Co.	13,979	2,052,956
Honeywell International, Inc.	16,743	3,545,330
		5,598,286
Machinery: 1.58%
Caterpillar, Inc.	12,306	4,058,519
Cummins, Inc.	3,540	1,109,578
Deere & Co.	6,522	3,061,101
Dover Corp.	3,533	620,677
Fortive Corp.	8,785	642,886
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Machinery(continued)
IDEX Corp.	1,950	$352,891
Illinois Tool Works, Inc.	6,877	1,705,565
Ingersoll Rand, Inc.	10,373	830,151
Nordson Corp.	1,396	281,601
Otis Worldwide Corp.	10,210	1,053,672
PACCAR, Inc.	13,502	1,314,690
Parker-Hannifin Corp.	3,315	2,015,023
Pentair PLC	4,254	372,140
Snap-on, Inc.	1,349	454,626
Stanley Black & Decker, Inc.	3,969	305,137
Westinghouse Air Brake Technologies Corp.	4,399	797,759
Xylem, Inc.	6,255	747,222
		19,723,238
Passenger airlines: 0.14%
Delta Air Lines, Inc.	16,521	720,316
Southwest Airlines Co.	15,260	512,431
United Airlines Holdings, Inc.†	8,468	584,715
		1,817,462
Professional services: 0.67%
Automatic Data Processing, Inc.	10,476	3,200,732
Broadridge Financial Solutions, Inc.	3,013	730,532
Dayforce, Inc.†	4,094	238,803
Equifax, Inc.	3,193	777,687
Jacobs Solutions, Inc.	3,155	381,408
Leidos Holdings, Inc.	3,377	455,693
Paychex, Inc.	8,251	1,272,964
Paycom Software, Inc.	1,212	264,798
Verisk Analytics, Inc. Class A	3,636	1,082,146
		8,404,763
Trading companies & distributors: 0.27%
Fastenal Co.	14,764	1,144,948
United Rentals, Inc.	1,682	1,054,110
WW Grainger, Inc.	1,141	1,127,114
		3,326,172
Information technology: 29.16%
Communications equipment: 0.88%
Arista Networks, Inc.†	26,598	2,060,813
Cisco Systems, Inc.	102,548	6,328,237
F5, Inc.†	1,484	395,145
Juniper Networks, Inc.	8,525	308,520
Motorola Solutions, Inc.	4,303	1,883,896
		10,976,611
Electronic equipment, instruments & components: 0.56%
Amphenol Corp. Class A	31,183	2,045,293
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 11

Portfolio of investments—March 31, 2025

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	3,431	$549,852
Corning, Inc.	19,849	908,687
Jabil, Inc.	2,820	383,718
Keysight Technologies, Inc.†	4,452	666,776
TE Connectivity PLC	7,682	1,085,620
Teledyne Technologies, Inc.†	1,200	597,252
Trimble, Inc.†	6,329	415,499
Zebra Technologies Corp. Class A†	1,323	373,827
		7,026,524
IT services: 1.17%
Accenture PLC Class A	16,105	5,025,404
Akamai Technologies, Inc.†	3,868	311,374
Cognizant Technology Solutions Corp. Class A	12,735	974,228
EPAM Systems, Inc.†	1,460	246,506
Gartner, Inc.†	1,978	830,246
GoDaddy, Inc. Class A†	3,636	654,989
International Business Machines Corp.	23,808	5,920,097
VeriSign, Inc.†	2,095	531,858
		14,494,702
Semiconductors & semiconductor equipment: 9.73%
Advanced Micro Devices, Inc.†	41,724	4,286,724
Analog Devices, Inc.	12,774	2,576,133
Applied Materials, Inc.	20,925	3,036,636
Broadcom, Inc.	120,690	20,207,127
Enphase Energy, Inc.†	3,411	211,652
First Solar, Inc.†	2,757	348,567
Intel Corp.	111,489	2,531,915
KLA Corp.	3,422	2,326,276
Lam Research Corp.	33,052	2,402,880
Microchip Technology, Inc.	13,848	670,382
Micron Technology, Inc.	28,688	2,492,700
Monolithic Power Systems, Inc.	1,231	713,955
NVIDIA Corp.	630,568	68,340,960
NXP Semiconductors NV	6,544	1,243,753
ON Semiconductor Corp.†	10,851	441,527
QUALCOMM, Inc.	28,477	4,374,352
Skyworks Solutions, Inc.	4,139	267,504
Teradyne, Inc.	4,193	346,342
Texas Instruments, Inc.	23,439	4,211,988
		121,031,373
Software: 9.62%
Adobe, Inc.†	11,208	4,298,604
ANSYS, Inc.†	2,252	712,893
Autodesk, Inc.†	5,536	1,449,325
Cadence Design Systems, Inc.†	7,062	1,796,078
Crowdstrike Holdings, Inc. Class A†	6,342	2,236,062
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Software(continued)
Fair Isaac Corp.†	629	$1,159,977
Fortinet, Inc.†	16,380	1,576,739
Gen Digital, Inc.	13,964	370,605
Intuit, Inc.	7,207	4,425,026
Microsoft Corp.	191,410	71,853,400
Oracle Corp.	41,769	5,839,724
Palantir Technologies, Inc. Class A†	52,779	4,454,548
Palo Alto Networks, Inc.†	17,048	2,909,071
PTC, Inc.†	3,098	480,035
Roper Technologies, Inc.	2,761	1,627,830
Salesforce, Inc.	24,641	6,612,659
ServiceNow, Inc.†	5,304	4,222,726
Synopsys, Inc.†	3,980	1,706,823
Tyler Technologies, Inc.†	1,102	640,692
Workday, Inc. Class A†	5,510	1,286,750
		119,659,567
Technology hardware, storage & peripherals: 7.20%
Apple, Inc.	386,788	85,917,218
Dell Technologies, Inc. Class C	8,032	732,117
Hewlett Packard Enterprise Co.	33,818	521,812
HP, Inc.	24,146	668,603
NetApp, Inc.	5,235	459,842
Seagate Technology Holdings PLC	5,451	463,062
Super Micro Computer, Inc.†	12,966	443,956
Western Digital Corp.†	8,956	362,091
		89,568,701
Materials: 1.99%
Chemicals: 1.32%
Air Products & Chemicals, Inc.	5,728	1,689,302
Albemarle Corp.	3,027	218,005
CF Industries Holdings, Inc.	4,481	350,190
Corteva, Inc.	17,652	1,110,840
Dow, Inc.	18,122	632,820
DuPont de Nemours, Inc.	10,764	803,855
Eastman Chemical Co.	2,965	261,246
Ecolab, Inc.	6,489	1,645,091
International Flavors & Fragrances, Inc.	6,583	510,907
Linde PLC	12,260	5,708,746
LyondellBasell Industries NV Class A	6,674	469,850
Mosaic Co.	8,179	220,915
PPG Industries, Inc.	5,974	653,257
Sherwin-Williams Co.	5,966	2,083,268
		16,358,292
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 13

Portfolio of investments—March 31, 2025

	Shares	Value
Construction materials: 0.12%
Martin Marietta Materials, Inc.	1,574	$752,576
Vulcan Materials Co.	3,400	793,220
		1,545,796
Containers & packaging: 0.23%
Amcor PLC	37,215	360,985
Avery Dennison Corp.	2,069	368,220
Ball Corp.	7,684	400,106
International Paper Co.	13,576	724,280
Packaging Corp. of America	2,296	454,654
Smurfit WestRock PLC	12,730	573,614
		2,881,859
Metals & mining: 0.32%
Freeport-McMoRan, Inc.	37,002	1,400,896
Newmont Corp.-U.S. Exchange Traded Shares	29,313	1,415,231
Nucor Corp.	6,046	727,576
Steel Dynamics, Inc.	3,646	456,042
		3,999,745
Real estate: 2.23%
Health care REITs: 0.31%
Alexandria Real Estate Equities, Inc.	3,967	366,987
Healthpeak Properties, Inc.	18,012	364,203
Ventas, Inc.	11,255	773,894
Welltower, Inc.	15,687	2,403,405
		3,908,489
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	17,999	255,766
Industrial REITs: 0.22%
Prologis, Inc.	23,865	2,667,868
Office REITs: 0.02%
BXP, Inc.	3,747	251,761
Real estate management & development: 0.15%
CBRE Group, Inc. Class A†	7,611	995,366
CoStar Group, Inc.†	10,851	859,725
		1,855,091
Residential REITs: 0.29%
AvalonBay Communities, Inc.	3,658	785,080
Camden Property Trust	2,747	335,958
Equity Residential	8,799	629,832
Essex Property Trust, Inc.	1,655	507,373
Invitation Homes, Inc.	14,669	511,215
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	3,010	$504,416
UDR, Inc.	7,752	350,158
		3,624,032
Retail REITs: 0.28%
Federal Realty Investment Trust	1,986	194,271
Kimco Realty Corp.	17,496	371,615
Realty Income Corp.	22,535	1,307,255
Regency Centers Corp.	4,203	310,013
Simon Property Group, Inc.	7,897	1,311,534
		3,494,688
Specialized REITs: 0.94%
American Tower Corp.	12,032	2,618,163
Crown Castle, Inc.	11,190	1,166,334
Digital Realty Trust, Inc.	8,148	1,167,527
Equinix, Inc.	2,506	2,043,267
Extra Space Storage, Inc.	5,458	810,458
Iron Mountain, Inc.	7,563	650,720
Public Storage	4,058	1,214,519
SBA Communications Corp. Class A	2,769	609,208
VICI Properties, Inc. Class A	27,143	885,405
Weyerhaeuser Co.	18,682	547,009
		11,712,610
Utilities: 2.50%
Electric utilities: 1.61%
Alliant Energy Corp.	6,607	425,160
American Electric Power Co., Inc.	13,729	1,500,168
Constellation Energy Corp.	8,055	1,624,130
Duke Energy Corp.	19,980	2,436,961
Edison International	9,968	587,315
Entergy Corp.	11,041	943,895
Evergy, Inc.	5,921	408,253
Eversource Energy	9,444	586,567
Exelon Corp.	25,882	1,192,642
FirstEnergy Corp.	13,207	533,827
NextEra Energy, Inc.	52,948	3,753,484
NRG Energy, Inc.	5,216	497,919
PG&E Corp.	56,480	970,326
Pinnacle West Capital Corp.	2,928	278,892
PPL Corp.	19,010	686,451
Southern Co.	28,212	2,594,093
Xcel Energy, Inc.	14,786	1,046,701
		20,066,784
Gas utilities: 0.05%
Atmos Energy Corp.	4,087	631,769
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 15

Portfolio of investments—March 31, 2025

	Shares	Value
Independent power and renewable electricity producers: 0.10%
AES Corp.	18,308	$227,385
Vistra Corp.	8,760	1,028,775
		1,256,160
Multi-utilities: 0.68%
Ameren Corp.	6,949	697,680
CenterPoint Energy, Inc.	16,781	607,976
CMS Energy Corp.	7,693	577,821
Consolidated Edison, Inc.	8,921	986,573
Dominion Energy, Inc.	21,629	1,212,738
DTE Energy Co.	5,336	737,809
NiSource, Inc.	12,100	485,089
Public Service Enterprise Group, Inc.	12,828	1,055,745
Sempra	16,309	1,163,810
WEC Energy Group, Inc.	8,180	891,456
		8,416,697
Water utilities: 0.06%
American Water Works Co., Inc.	5,018	740,255
Total common stocks (Cost $275,529,501)		1,224,419,033

		Yield
Short-term investments: 1.35%
Investment companies: 1.35%
Allspring Government Money Market Fund Select Class♠∞		4.27%	16,763,979	16,763,979
Total short-term investments (Cost $16,763,979)				16,763,979
Total investments in securities (Cost $292,293,480)	99.77%			1,241,183,012
Other assets and liabilities, net	0.23			2,902,704
Total net assets	100.00%			$1,244,085,716

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Fund

Portfolio of investments—March 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,506,827	$96,203,750	$(102,946,598)	$0	$0	$16,763,979	16,763,979	$917,759
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	67	6-20-2025	$19,066,634	$18,938,388	$0	$(128,246)
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 17

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $275,529,501)	$1,224,419,033
Investments in affiliated securities, at value (cost $16,763,979)	16,763,979
Cash	7
Cash at broker segregated for futures contracts	1,664,201
Receivable for dividends	738,995
Receivable for Fund shares sold	673,745
Receivable from manager	237,034
Receivable for daily variation margin on open futures contracts	101,338
Prepaid expenses and other assets	258,701
Total assets	1,244,857,033
Liabilities
Payable for Fund shares redeemed	291,898
Shareholder servicing fees payable	218,995
Administration fees payable	192,184
Distribution fee payable	4,435
Trustees’ fees and expenses payable	320
Accrued expenses and other liabilities	63,485
Total liabilities	771,317
Total net assets	$1,244,085,716
Net assets consist of
Paid-in capital	$254,429,677
Total distributable earnings	989,656,039
Total net assets	$1,244,085,716
Computation of net asset value and offering price per share
Net assets–Class A	$854,516,227
Shares outstanding–Class A1	17,271,096
Net asset value per share–Class A	$49.48
Maximum offering price per share – Class A2	$52.50
Net assets–Class C	$6,870,300
Shares outstanding–Class C1	134,654
Net asset value per share–Class C	$51.02
Net assets–Administrator Class	$382,699,189
Shares outstanding–Administrator Class[1]	7,475,663
Net asset value per share–Administrator Class	$51.19
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Fund

Statement of operations
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,159)	$17,068,214
Income from affiliated securities	917,759
Interest	66,156
Total investment income	18,052,129
Expenses
Management fee	1,880,923
Administration fees
Class A	1,795,132
Class C	16,007
Administrator Class	518,920
Shareholder servicing fees
Class A	2,243,915
Class C	19,935
Administrator Class	389,529
Distribution fee
Class C	59,673
Custody and accounting fees	40,192
Professional fees	47,093
Registration fees	57,227
Shareholder report expenses	32,393
Trustees’ fees and expenses	16,140
Other fees and expenses	324,556
Total expenses	7,441,635
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,093,337)
Class A	(461,291)
Class C	(2,126)
Administrator Class	(4,157)
Net expenses	4,880,724
Net investment income	13,171,405
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	92,951,018
Futures contracts	654,470
Net realized gains on investments	93,605,488
Net change in unrealized gains (losses) on
Unaffiliated securities	(7,381,562)
Futures contracts	(457,873)
Net change in unrealized gains (losses) on investments	(7,839,435)
Net realized and unrealized gains (losses) on investments	85,766,053
Net increase in net assets resulting from operations	$98,937,458
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 19

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024[1]		Year ended May 31, 2023
Operations
Net investment income		$13,171,405		$11,897,477		$14,468,395
Net realized gains on investments		93,605,488		79,091,774		44,462,228
Net change in unrealized gains (losses) on investments		(7,839,435)		187,290,621		(35,438,355)
Net increase in net assets resulting from operations		98,937,458		278,279,872		23,492,268
Distributions to shareholders from
Net investment income and net realized gains
Class A		(73,573,746)		(58,094,954)		(66,804,712)
Class C		(584,126)		(511,857)		(709,270)
Administrator Class		(32,784,061)		(26,486,605)		(31,911,691)
Total distributions to shareholders		(106,941,933)		(85,093,416)		(99,425,673)
Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	470,643	24,718,140	479,699	21,998,416	343,612	14,395,854
Class C	14,502	775,058	14,663	687,302	14,778	630,451
Administrator Class	638,894	34,601,302	544,497	25,679,986	630,351	27,092,159
		60,094,500		48,365,704		42,118,464
Reinvestment of distributions
Class A	1,333,963	71,395,358	1,275,952	56,439,623	1,593,378	64,771,802
Class C	10,575	582,349	11,005	498,041	14,928	622,969
Administrator Class	590,893	32,736,668	539,862	24,668,270	714,595	29,898,702
		104,714,375		81,605,934		95,293,473
Payment for shares redeemed
Class A	(1,928,086)	(101,665,453)	(1,543,727)	(70,446,303)	(1,723,965)	(72,102,795)
Class C	(49,675)	(2,683,632)	(45,511)	(2,174,639)	(77,218)	(3,317,859)
Administrator Class	(1,527,158)	(81,373,750)	(1,348,411)	(63,064,682)	(1,224,463)	(52,955,693)
		(185,722,835)		(135,685,624)		(128,376,347)
Net increase (decrease) in net assets resulting from capital share transactions		(20,913,960)		(5,713,986)		9,035,590
Total increase (decrease) in net assets		(28,918,435)		187,472,470		(66,897,815)
Net assets
Beginning of period		1,273,004,151		1,085,531,681		1,152,429,496
End of period		$1,244,085,716		$1,273,004,151		$1,085,531,681
1 For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31		Year ended May 31
Class A	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$49.76	$42.33	$45.49	$50.17	$41.27	$49.48
Net investment income	0.50 [2]	0.45 [2]	0.55 [2]	0.46	0.48	0.65
Net realized and unrealized gains (losses) on investments	3.68	10.45	0.36	(0.33)	14.92	5.82
Total from investment operations	4.18	10.90	0.91	0.13	15.40	6.47
Distributions to shareholders from
Net investment income	(0.50)	(0.54)	(0.53)	(0.46)	(0.57)	(0.67)
Net realized gains	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	(4.46)	(3.47)	(4.07)	(4.81)	(6.50)	(14.68)
Net asset value, end of period	$49.48	$49.76	$42.33	$45.49	$50.17	$41.27
Total return[3]	7.78%	26.86%	2.45%	(0.74)%	39.71%	12.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.64%	0.63%*	0.65%*	0.67%*
Net expenses	0.42%	0.42%	0.45%	0.44%*	0.44%*	0.44%*
Net investment income	0.96%	1.19%	1.30%	0.92%*	1.08%*	1.47%*
Supplemental data
Portfolio turnover rate	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$854,516	$865,571	$727,314	$771,925	$835,781	$660,101

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31		Year ended May 31
Class C	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$51.23	$43.44	$46.50	$51.19	$41.90	$50.02
Net investment income	0.11 [2]	0.16 [2]	0.23 [2]	0.08 [2]	0.16 [2]	0.30
Net realized and unrealized gains (losses) on investments	3.74	10.74	0.40	(0.37)	15.21	5.84
Total from investment operations	3.85	10.90	0.63	(0.29)	15.37	6.14
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.15)	(0.05)	(0.15)	(0.25)
Net realized gains	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	(4.06)	(3.11)	(3.69)	(4.40)	(6.08)	(14.26)
Net asset value, end of period	$51.02	$51.23	$43.44	$46.50	$51.19	$41.90
Total return[3]	6.95%	26.06%	1.69%	(1.48)%	38.83%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.36%	1.38%	1.37%*	1.40%*	1.42%*
Net expenses	1.19%	1.19%	1.20%	1.20%*	1.20%*	1.20%
Net investment income	0.20%	0.42%	0.54%	0.16%*	0.34%*	0.72%*
Supplemental data
Portfolio turnover rate	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$6,870	$8,158	$7,780	$10,538	$12,530	$16,103

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31		Year ended May 31
Administrator Class	2025	2024[1]	2023	2022	2021	2020
Net asset value, beginning of period	$51.37	$43.60	$46.73	$51.41	$42.15	$50.24
Net investment income	0.61 [2]	0.53 [2]	0.65 [2]	0.58	0.58	0.81
Net realized and unrealized gains (losses) on investments	3.78	10.79	0.37	(0.36)	15.26	5.85
Total from investment operations	4.39	11.32	1.02	0.22	15.84	6.66
Distributions to shareholders from
Net investment income	(0.61)	(0.62)	(0.61)	(0.55)	(0.65)	(0.74)
Net realized gains	(3.96)	(2.93)	(3.54)	(4.35)	(5.93)	(14.01)
Total distributions to shareholders	(4.57)	(3.55)	(4.15)	(4.90)	(6.58)	(14.75)
Net asset value, end of period	$51.19	$51.37	$43.60	$46.73	$51.41	$42.15
Total return[3]	7.95%	27.07%	2.65%	(0.55)%	39.97%	12.25%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.39%	0.40%	0.37%*	0.42%*	0.44%*
Net expenses	0.25%	0.25%	0.25%	0.25%*	0.25%*	0.25%*
Net investment income	1.13%	1.36%	1.49%	1.11%*	1.28%*	1.67%*
Supplemental data
Portfolio turnover rate	3%	2%	2%	2%[4]	4%[4]	3%[4]
Net assets, end of period (000s omitted)	$382,699	$399,275	$350,438	$369,967	$414,276	$343,609

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%

[1]	For the ten months ended March 31, 2024. The Fund changed its fiscal year end from May 31 to March 31, effective March 31, 2024.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
24 | Allspring Index Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $292,323,774 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$961,071,048
Gross unrealized losses	(12,340,056)
Net unrealized gains	$948,730,992
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 25

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$112,618,341	$0	$0	$112,618,341
Consumer discretionary	126,178,460	0	0	126,178,460
Consumer staples	74,089,267	0	0	74,089,267
Energy	44,824,024	0	0	44,824,024
Financials	179,782,990	0	0	179,782,990
Health care	136,841,006	0	0	136,841,006
Industrials	103,659,805	0	0	103,659,805
Information technology	362,757,478	0	0	362,757,478
Materials	24,785,692	0	0	24,785,692
Real estate	27,770,305	0	0	27,770,305
Utilities	31,111,665	0	0	31,111,665
Short-term investments
Investment companies	16,763,979	0	0	16,763,979
Total assets	$1,241,183,012	$0	$0	$1,241,183,012
Liabilities
Futures contracts	$128,246	$0	$0	$128,246
Total liabilities	$128,246	$0	$0	$128,246
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Fund increase.
26 | Allspring Index Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.44%
Class C	1.19
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $2,655 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $32,314,784 and $139,855,727, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended March 31, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $22,456,735 in long futures contracts during the year ended March 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Index Fund | 27

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended March 31, 2025, ten months ended March 31, 2024 and year ended May 31, 2023 were as follows:
	Year ended March 31		Year ended May 31
	2025	2024	2023
Ordinary income	$16,057,500	$14,361,041	$14,252,909
Long-term capital gain	90,884,433	70,732,375	85,172,764
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$3,115,378	$37,818,888	$948,730,992
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring Index Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Index Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from June 1, 2023 to March 31, 2024 and the year-ended May 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended, the period from June 1, 2023 to March 31, 2024 and each of the years in the four-year period ended May 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from June 1, 2023 to March 31, 2024 and the year-ended May 31, 2023, and the financial highlights for the year then ended, the period from June 1, 2023 to March 31, 2024 and each of the years in the four-year period ended May 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Index Fund | 29

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 99% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $90,884,433 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $16,053,412 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $747,351 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2025, $2,657,460 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Index Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Index Fund | 31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3329 03-25

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EPI
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Managed Account | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.92%
Communication services: 9.03%
Entertainment: 1.21%
Netflix, Inc.†#	44	$41,031
Interactive media & services: 7.82%
Alphabet, Inc. Class C#	819	127,953
Meta Platforms, Inc. Class A#	237	136,597
		264,550
Consumer discretionary: 11.62%
Broadline retail: 4.09%
Amazon.com, Inc.†#	728	138,509
Hotels, restaurants & leisure: 4.52%
Hilton Worldwide Holdings, Inc.#	231	52,564
McDonald’s Corp.#	193	60,288
Starbucks Corp.#	410	40,217
		153,069
Household durables: 1.48%
Garmin Ltd.#	231	50,157
Specialty retail: 1.53%
Home Depot, Inc.#	141	51,675
Consumer staples: 3.60%
Consumer staples distribution & retail: 1.02%
Walmart, Inc.#	392	34,413
Food products: 1.16%
Mondelez International, Inc. Class A#	581	39,421
Personal care products: 1.42%
Unilever PLC ADR#	807	48,057
Energy: 4.19%
Oil, gas & consumable fuels: 4.19%
Suncor Energy, Inc.#	1,892	73,258
TotalEnergies SE ADR#	1,060	68,572
		141,830
Financials: 16.73%
Banks: 5.88%
Citigroup, Inc.#	817	57,999
JPMorgan Chase & Co.#	438	107,441
Regions Financial Corp.#	1,553	33,747
		199,187
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—March 31, 2025

	Shares	Value
Capital markets: 3.16%
BlackRock, Inc.#	58	$54,896
Blackstone, Inc.#	372	51,998
		106,894
Financial services: 4.21%
Berkshire Hathaway, Inc. Class B†#	109	58,051
Visa, Inc. Class A#	241	84,461
		142,512
Insurance: 3.48%
Manulife Financial Corp.#	1,968	61,303
Marsh & McLennan Cos., Inc.#	231	56,371
		117,674
Health care: 10.31%
Biotechnology: 1.96%
AbbVie, Inc.#	316	66,208
Health care equipment & supplies: 1.30%
Abbott Laboratories#	332	44,040
Health care providers & services: 2.78%
UnitedHealth Group, Inc.#	180	94,275
Life sciences tools & services: 1.29%
Thermo Fisher Scientific, Inc.#	88	43,789
Pharmaceuticals: 2.98%
Eli Lilly & Co.#	122	100,761
Industrials: 11.72%
Aerospace & defense: 4.09%
Boeing Co.†#	357	60,887
RTX Corp.#	585	77,489
		138,376
Air freight & logistics: 0.69%
United Parcel Service, Inc. Class B#	211	23,208
Commercial services & supplies: 1.66%
Waste Management, Inc.#	243	56,257
Electrical equipment: 1.82%
Eaton Corp. PLC#	227	61,705
Ground transportation: 2.48%
Uber Technologies, Inc.†#	468	34,098
Union Pacific Corp.#	211	49,847
		83,945
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—March 31, 2025

	Shares	Value
Machinery: 0.98%
Xylem, Inc.#	279	$33,329
Information technology: 29.45%
Communications equipment: 1.65%
Motorola Solutions, Inc.#	128	56,040
Electronic equipment, instruments & components: 2.09%
Keysight Technologies, Inc.†#	205	30,703
TE Connectivity PLC#	283	39,993
		70,696
IT services: 1.01%
Cognizant Technology Solutions Corp. Class A#	445	34,042
Semiconductors & semiconductor equipment: 7.64%
Advanced Micro Devices, Inc.†#	346	35,548
Analog Devices, Inc.#	209	42,149
ASML Holding NV#	37	24,517
Broadcom, Inc.#	672	112,513
Lam Research Corp.#	605	43,984
		258,711
Software: 8.69%
Adobe, Inc.†#	101	38,736
Microsoft Corp.#	681	255,641
		294,377
Technology hardware, storage & peripherals: 8.37%
Apple, Inc.#	1,275	283,216
Materials: 1.27%
Chemicals: 1.27%
Ecolab, Inc.#	170	43,099
Total common stocks (Cost $2,806,335)		3,315,053

		Yield
Short-term investments: 2.32%
Investment companies: 2.32%
Allspring Government Money Market Fund Select Class♠∞		4.27%	78,374	78,374
Total short-term investments (Cost $78,374)				78,374
Total investments in securities (Cost $2,884,709)	100.24%			3,393,427
Other assets and liabilities, net	(0.24)			(8,015)
Total net assets	100.00%			$3,385,412

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—March 31, 2025

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$85,237	$391,112	$(397,975)	$0	$0	$78,374	78,374	$5,317
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-Mini S&P 500 Index	Morgan Stanley Co.	(9)	$(571,500)	$635.00	4-4-2025	$(18)
E-Mini S&P 500 Index	Morgan Stanley Co.	(20)	(1,206,000)	603.00	4-4-2025	(90)
E-Mini S&P 500 Index	Morgan Stanley Co.	(14)	(880,600)	629.00	4-11-2025	(49)
E-Mini S&P 500 Index	Morgan Stanley Co.	(11)	(650,100)	591.00	4-11-2025	(220)
E-Mini S&P 500 Index	Morgan Stanley Co.	(23)	(1,363,900)	593.00	4-17-2025	(771)
E-Mini S&P 500 Index	Morgan Stanley Co.	(7)	(408,100)	583.00	4-25-2025	(1,582)
E-Mini S&P 500 Index	Morgan Stanley Co.	(14)	(861,000)	615.00	4-25-2025	(70)
iShares Russell 2000 ETF	Morgan Stanley Co.	(12)	(292,800)	244.00	4-4-2025	0
iShares Russell 2000 ETF	Morgan Stanley Co.	(13)	(278,200)	214.00	4-11-2025	(351)
iShares Russell 2000 ETF	Morgan Stanley Co.	(11)	(236,500)	215.00	4-17-2025	(418)
iShares Russell 2000 ETF	Morgan Stanley Co.	(8)	(168,800)	211.00	4-25-2025	(936)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(4)	(173,600)	434.00	4-11-2025	(264)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(7)	(305,200)	436.00	4-17-2025	(560)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(12)	(517,200)	431.00	4-25-2025	(3,000)
						$(8,329)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,806,335)	$3,315,053
Investments in affiliated securities, at value (cost $78,374)	78,374
Receivable from manager	5,060
Receivable for dividends	2,291
Receivable for investments sold	1,504
Total assets	3,402,282
Liabilities
Written options, at value (premiums received $18,329)	8,329
Professional fees payable	5,843
Overdraft due to custodian bank	1,495
Accrued expenses and other liabilities	1,203
Total liabilities	16,870
Total net assets	$3,385,412
Net assets consist of
Paid-in capital	$2,861,387
Total distributable earnings	524,025
Total net assets	$3,385,412
Computation of net asset value per share
Net assets	$3,385,412
Shares outstanding[1]	142,311
Net asset value per share	$23.79
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,695)	$49,737
Income from affiliated securities	5,317
Interest	474
Total investment income	55,528
Expenses
Custody and accounting fees	6,910
Professional fees	46,748
Registration fees	34,739
Shareholder report expenses	6,272
Trustees’ fees and expenses	15,261
Other fees and expenses	6,686
Total expenses	116,616
Less: Fee waivers and/or expense reimbursements	(116,616)
Net expenses	0
Net investment income	55,528
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	88,571
Foreign currency and foreign currency translations	(31)
Written options	57,044
Net realized gains on investments	145,584
Net change in unrealized gains (losses) on
Unaffiliated securities	2,087
Written options	10,121
Net change in unrealized gains (losses) on investments	12,208
Net realized and unrealized gains (losses) on investments	157,792
Net increase in net assets resulting from operations	$213,320
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Period ended March 31, 2024[1]
Operations
Net investment income		$55,528		$42,873
Net realized gains (losses) on investments		145,584		(94,943)
Net change in unrealized gains (losses) on investments		12,208		506,510
Net increase in net assets resulting from operations		213,320		454,440
Distributions to shareholders from
Net investment income and net realized gains		(54,741)		(88,994)
Capital share transactions	Shares		Shares
Proceeds from shares sold	2,425	58,265	139,825	2,801,800
Reinvestment of distributions	22	503	39	819
Net increase in net assets resulting from capital share transactions		58,768		2,802,619
Total increase in net assets		217,347		3,168,065
Net assets
Beginning of period		3,168,065		0
End of period		$3,385,412		$3,168,065
1 For the period from June 8, 2023 (commencement of operations) to March 31, 2024
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Year ended March 31
	2025	2024[1]
Net asset value, beginning of period	$22.65	$20.00
Net investment income	0.39 [2]	0.32 [2]
Net realized and unrealized gains (losses) on investments	1.14	2.98
Total from investment operations	1.53	3.30
Distributions to shareholders from
Net investment income	(0.39)	(0.30)
Net realized gains	0.00	(0.35)
Total distributions to shareholders	(0.39)	(0.65)
Net asset value, end of period	$23.79	$22.65
Total return[3]	6.73%	16.81%
Ratios to average net assets (annualized)
Gross expenses	3.45%	5.18%*
Net expenses[4]	0.00%	0.05%*
Net investment income	1.64%	1.92%*
Supplemental data
Portfolio turnover rate	21%	11%
Net assets, end of period (000s omitted)	$3,385	$3,168

*	Ratios include dividends on securities sold short as follows:

Year ended March 31, 2024	0.05%

[1]	For the period from June 8, 2023 (commencement of operations) to March 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EPI (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
10 | Allspring Managed Account

Notes to financial statements
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $2,892,810 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$588,881
Gross unrealized losses	(78,264)
Net unrealized gains	$510,617
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$305,581	$0	$0	$305,581
Consumer discretionary	393,410	0	0	393,410
Consumer staples	121,891	0	0	121,891
Energy	141,830	0	0	141,830
Financials	566,267	0	0	566,267
Health care	349,073	0	0	349,073
Industrials	396,820	0	0	396,820
Information technology	997,082	0	0	997,082
Materials	43,099	0	0	43,099
Short-term investments
Investment companies	78,374	0	0	78,374
Total assets	$3,393,427	$0	$0	$3,393,427
Liabilities
Written options	$8,329	$0	$0	$8,329
Total liabilities	$8,329	$0	$0	$8,329
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $814,797 and $678,855, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended March 31, 2025, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 162 written option contracts during the year ended March 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
12 | Allspring Managed Account

Notes to financial statements
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2025, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$8,329	$0	$(8,329)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid for the year ended March 31, 2025 and for the period from June 8, 2023 (commencement of operations) to March 31, 2024 were as follows:
	Year ended March 31
	2025	2024
Ordinary income	$54,741	$75,036
Long-term capital gain	0	13,958
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains
$13,408	$510,617
9.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of March 31, 2025, Allspring Funds Management or one of its affiliates owned 99% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The
Allspring Managed Account | 13

Notes to financial statements
President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder Shares - Series EPI (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from June 8, 2023 (commencement of operations) to March 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the year or period in the two-year period then ended, and the financial highlights for the year or period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
Allspring Managed Account | 15

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 57% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $42,709 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $5,685 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 17

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4905 03-25

Allspring Special Small Cap Value Fund
Long Form Financial Statements
Annual Report
March 31, 2025

Allspring Special Small Cap Value Fund | 1

Portfolio of investments—March 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 95.42%
Communication services: 0.60%
Interactive media & services: 0.33%
IAC, Inc.†	43,600	$2,002,984
Ziff Davis, Inc.†	349,889	13,148,829
		15,151,813
Media: 0.27%
DallasNews Corp.♠†	345,892	1,577,267
Thryv Holdings, Inc.†	856,526	10,972,098
		12,549,365
Consumer discretionary: 3.58%
Automobile components: 0.34%
Holley, Inc.†	5,500,000	14,135,000
Holley, Inc. New York Stock Exchange†	496,348	1,275,614
		15,410,614
Hotels, restaurants & leisure: 1.27%
Boyd Gaming Corp.	194,200	12,784,186
Denny’s Corp.♠†	4,491,563	16,484,036
Genius Sports Ltd.†	1,387,600	13,889,876
Jack in the Box, Inc.	569,746	15,491,394
		58,649,492
Household durables: 0.29%
La-Z-Boy, Inc.	345,600	13,509,504
Specialty retail: 0.35%
Five Below, Inc.†	131,700	9,867,623
Foot Locker, Inc.†	444,400	6,266,040
		16,133,663
Textiles, apparel & luxury goods: 1.33%
Crocs, Inc.†#	144,000	15,292,800
Levi Strauss & Co. Class A	1,266,965	19,751,984
Steven Madden Ltd.	987,724	26,312,968
		61,357,752
Consumer staples: 9.88%
Beverages: 1.04%
Primo Brands Corp. Class A	1,354,289	48,063,716
Food products: 5.46%
J&J Snack Foods Corp.♠	1,102,427	145,211,685
Nomad Foods Ltd.	3,887,528	76,389,925
Tootsie Roll Industries, Inc.	952,898	29,997,239
		251,598,849
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Household products: 3.07%
Central Garden & Pet Co.♠†	667,433	$24,468,094
Central Garden & Pet Co. Class A†	1,511,328	49,465,765
Spectrum Brands Holdings, Inc.#	943,987	67,542,270
		141,476,129
Personal care products: 0.31%
Edgewell Personal Care Co.	454,752	14,192,810
Energy: 4.97%
Energy equipment & services: 1.33%
Forum Energy Technologies, Inc.†	218,244	4,388,887
Liberty Energy, Inc. Class A	1,570,871	24,866,888
Patterson-UTI Energy, Inc.	3,869,317	31,805,786
		61,061,561
Oil, gas & consumable fuels: 3.64%
Berry Corp.	2,106,125	6,760,661
Chord Energy Corp.	565,859	63,783,627
Core Natural Resources, Inc.	113,874	8,779,685
Magnolia Oil & Gas Corp. Class A	2,210,000	55,824,600
Northern Oil & Gas, Inc.	1,084,470	32,783,528
		167,932,101
Financials: 21.38%
Banks: 10.83%
Associated Banc-Corp.	1,549,435	34,908,770
Atlantic Union Bankshares Corp.	538,897	16,781,253
BOK Financial Corp.	187,200	19,496,880
Hancock Whitney Corp.	1,573,147	82,511,560
Old National Bancorp	1,160,400	24,588,876
Renasant Corp.	1,433,615	48,642,557
SouthState Corp.	851,989	79,081,619
UMB Financial Corp.	1,413,337	142,888,371
Webster Financial Corp.	976,763	50,352,133
		499,252,019
Capital markets: 0.58%
GlassBridge Enterprises, Inc.♠†	1,527	38,175
Marex Group PLC	545,720	19,274,830
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	457,583	7,412,845
		26,725,851
Financial services: 2.13%
Compass Diversified Holdings	3,377,829	63,064,068
Euronet Worldwide, Inc.†	327,500	34,993,375
		98,057,443
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—March 31, 2025

	Shares	Value
Insurance: 5.12%
Abacus Global Management, Inc.†	1,070,800	$8,020,292
CNO Financial Group, Inc.	554,200	23,082,430
Hanover Insurance Group, Inc.	436,181	75,873,685
Stewart Information Services Corp.	1,300,433	92,785,894
White Mountains Insurance Group Ltd.	18,827	36,257,225
		236,019,526
Mortgage real estate investment trusts (REITs): 2.72%
AGNC Investment Corp.	5,557,542	53,241,252
New York Mortgage Trust, Inc.	2,912,501	18,902,132
Two Harbors Investment Corp.	3,983,286	53,216,701
		125,360,085
Health care: 4.68%
Health care equipment & supplies: 1.58%
CONMED Corp.#	197,300	11,914,947
Haemonetics Corp.†	592,631	37,661,700
Varex Imaging Corp.†	2,021,338	23,447,521
		73,024,168
Health care providers & services: 0.34%
Ardent Health Partners, Inc.†	635,800	8,742,250
Premier, Inc. Class A	351,937	6,785,345
		15,527,595
Life sciences tools & services: 0.42%
Azenta, Inc.†	551,541	19,105,380
Pharmaceuticals: 2.34%
Perrigo Co. PLC	882,723	24,751,553
Prestige Consumer Healthcare, Inc.†	967,912	83,211,395
		107,962,948
Industrials: 25.32%
Building products: 4.14%
CSW Industrials, Inc.	47,300	13,788,896
Griffon Corp.	36,717	2,625,266
Janus International Group, Inc.†	2,297,688	16,543,354
Quanex Building Products Corp.	2,006,549	37,301,746
Simpson Manufacturing Co., Inc.	236,331	37,122,873
UFP Industries, Inc.	780,406	83,534,658
		190,916,793
Commercial services & supplies: 2.89%
ACCO Brands Corp.♠	4,920,412	20,616,526
Custom Truck One Source, Inc.†	3,475,000	14,664,500
Ennis, Inc.	1,236,554	24,842,370
Matthews International Corp. Class A	713,781	15,874,490
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Commercial services & supplies(continued)
Pursuit Attractions & Hospitality, Inc.†	1,119,829	$39,630,748
VSE Corp.	145,158	17,417,508
		133,046,142
Construction & engineering: 0.83%
API Group Corp.†	826,667	29,561,612
WillScot Holdings Corp.	310,200	8,623,560
		38,185,172
Electrical equipment: 0.79%
Atkore, Inc.#	606,869	36,406,071
Ground transportation: 0.89%
Werner Enterprises, Inc.	1,402,229	41,085,310
Machinery: 11.78%
Alamo Group, Inc.	482,175	85,928,407
Atmus Filtration Technologies, Inc.	705,618	25,917,349
Douglas Dynamics, Inc.♠	1,887,921	43,856,405
Franklin Electric Co., Inc.	1,581,469	148,468,310
Gates Industrial Corp. PLC†	1,754,437	32,299,185
Hillman Group†	3,622,900	31,845,291
Hillman Solutions Corp.†	1,875,440	16,485,118
Mayville Engineering Co., Inc.♠†	1,559,094	20,938,632
Mueller Industries, Inc.	1,700,680	129,489,775
Timken Co.	106,700	7,668,529
		542,897,001
Professional services: 3.16%
Alight, Inc. Class A	2,103,100	12,471,383
CBIZ, Inc.†	398,161	30,204,493
Korn Ferry	1,071,182	72,658,275
Maximus, Inc.	448,900	30,610,491
		145,944,642
Trading companies & distributors: 0.84%
Air Lease Corp. Class A	806,400	38,957,184
Information technology: 6.21%
Electronic equipment, instruments & components: 2.98%
Belden, Inc.	762,078	76,398,320
Ingram Micro Holding Corp.	750,599	13,315,626
Insight Enterprises, Inc.†	60,200	9,029,398
Knowles Corp.†	886,685	13,477,612
Novanta, Inc.†	195,800	25,036,946
		137,257,902
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—March 31, 2025

	Shares	Value
IT services: 1.72%
Global Blue Group Holding AG†	4,536,904	$33,391,613
Kyndryl Holdings, Inc.†	1,468,915	46,123,931
		79,515,544
Semiconductors & semiconductor equipment: 0.19%
Diodes, Inc.†	202,000	8,720,340
Software: 0.77%
E2open Parent Holdings, Inc.†	2,888,245	5,776,490
Progress Software Corp.	489,827	25,230,989
Synchronoss Technologies, Inc.†	427,936	4,660,223
		35,667,702
Technology hardware, storage & peripherals: 0.55%
Diebold Nixdorf, Inc.†	577,600	25,252,672
Materials: 16.79%
Chemicals: 9.06%
Avient Corp.	2,710,734	100,730,875
Ecovyst, Inc.†	3,805,799	23,595,954
Innospec, Inc.♠	1,570,730	148,826,667
Mativ Holdings, Inc.♠	3,189,665	19,871,613
Minerals Technologies, Inc.	375,156	23,848,667
NewMarket Corp.	132,702	75,169,048
Quaker Chemical Corp.	209,698	25,920,770
		417,963,594
Construction materials: 3.03%
Eagle Materials, Inc.	531,170	117,882,558
Titan America SA†	1,607,727	21,736,469
		139,619,027
Containers & packaging: 4.70%
Berry Global Group, Inc.	557,031	38,886,334
Myers Industries, Inc.	1,669,485	19,916,956
Silgan Holdings, Inc.	2,005,826	102,537,825
TriMas Corp.♠	2,356,425	55,211,038
		216,552,153
Real estate: 1.48%
Residential REITs: 0.60%
Elme Communities	1,590,409	27,673,117
Retail REITs: 0.88%
Agree Realty Corp.	525,900	40,594,221
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2025

	Shares	Value
Utilities: 0.53%
Gas utilities: 0.53%
MDU Resources Group, Inc.	1,449,967	$24,518,942
Total common stocks (Cost $3,808,606,126)		4,398,895,913
Investment companies: 1.03%
Exchange-traded funds: 1.03%
iShares Russell 2000 ETF#	237,100	47,299,079
Total investment companies (Cost $48,315,558)		47,299,079

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 3.42%
Investment companies: 3.42%
Allspring Government Money Market Fund Select Class♠∞		4.27%	157,787,818	157,787,818
Total short-term investments (Cost $157,787,818)				157,787,818
Total investments in securities (Cost $4,014,709,502)	99.87%			4,603,982,810
Other assets and liabilities, net	0.13			5,863,684
Total net assets	100.00%			$4,609,846,494

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 7

Portfolio of investments—March 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$26,108,480	$2,351,829	$(975,581)	$(221,365)	$(6,646,837)	$20,616,526	4,920,412	$1,450,781
Central Garden & Pet Co.	29,340,435	0	(764,005)	218,578	(4,326,914)	24,468,094	667,433	0
DallasNews Corp.	1,629,601	0	(415,505)	(1,395,588)	1,758,759	1,577,267	345,892	0
Denny’s Corp.†	42,798,443	1,360,853	(2,386,632)	(3,532,016)	(21,756,612)	16,484,036	4,491,563	0
Douglas Dynamics, Inc.	46,725,771	2,284,533	(3,603,397)	(1,604,612)	54,110	43,856,405	1,887,921	2,312,353
GlassBridge Enterprises, Inc.†	30,540	0	0	0	7,635	38,175	1,527	0
Innospec, Inc.	204,162,822	6,786,403	(7,668,379)	(334,221)	(54,119,958)	148,826,667	1,570,730	2,464,597
J&J Snack Foods Corp.	154,321,269	14,156,692	(8,769,936)	(1,026,710)	(13,469,630)	145,211,685	1,102,427	3,462,503
Mativ Holdings, Inc.	63,072,112	1,309,491	(4,063,292)	(8,998,636)	(31,448,062)	19,871,613	3,189,665	1,297,060
Mayville Engineering Co., Inc.†	23,183,418	677,215	(1,642,141)	78,840	(1,358,700)	20,938,632	1,559,094	0
TriMas Corp.	67,715,777	1,117,618	(4,987,918)	(1,949,250)	(6,685,189)	55,211,038	2,356,425	405,200
Short-term investments
Allspring Government Money Market Fund Select Class	214,698,626	1,082,244,513	(1,139,155,321)	0	0	157,787,818	157,787,818	3,972,683
Investments in affiliates no longer held at end of period
Delta Apparel, Inc.†	1,800,584	68,759	(4,129)	(9,243,705)	7,378,491	0	0	0
				$(28,008,685)	$(130,612,907)	$654,887,956		$15,365,177
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Pursuit Attractions & Hospitality, Inc.†*	$42,700,853	$2,222,367	$(870,008)	$(130,518)	$(4,291,946)	$39,630,748	1,119,829	$0
Quanex Building Products Corp.	83,380,802	1,869,766	(6,634,549)	1,304,294	(42,618,567)	37,301,746	2,006,549	665,181
Westwood Holdings Group, Inc.	5,782,799	97,188	(300,999)	(989,516)	2,823,373	7,412,845	457,583	286,310

†	Non-income-earning security
*	January 2, 2025, Viad Corp. changed its name to Pursuit Attractions & Hospitality, Inc.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore, Inc.	Bank of America Securities, Inc.	(150)	$(975,000)	$65.00	4-17-2025	$(13,125)
CONMED Corp.	Bank of America Securities, Inc.	(100)	(600,000)	60.00	4-17-2025	(29,500)
Crocs, Inc.	Bank of America Securities, Inc.	(200)	(2,200,000)	110.00	4-17-2025	(52,000)
iShares Russell 2000 ETF	Bank of America Securities, Inc.	(100)	(2,080,000)	208.00	4-4-2025	(3,950)
Spectrum Brands Holdings, Inc.	Bank of America Securities, Inc.	(100)	(700,000)	70.00	5-16-2025	(45,000)
Put
Atkore, Inc.	Bank of America Securities, Inc.	100	600,000	60.00	5-16-2025	(44,000)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Small Cap Value Fund

Portfolio of investments—March 31, 2025

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Put (continued)
Five Below, Inc.	Bank of America Securities, Inc.	200	$1,500,000	$75.00	4-17-2025	$(82,000)
iShares Russell 2000 ETF	Bank of America Securities, Inc.	100	2,050,000	205.00	4-4-2025	(64,500)
iShares Russell 2000 ETF	Bank of America Securities, Inc.	100	1,990,000	199.00	4-4-2025	(27,950)
						$(362,025)
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 9

Statement of assets and liabilities—March 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,208,845,126)	$3,949,094,854
Investments in affiliated securities, at value (cost $805,864,376)	654,887,956
Cash at broker segregated for written options	6,140,000
Receivable for dividends	7,825,160
Receivable for Fund shares sold	5,523,890
Receivable for investments sold	4,138,182
Prepaid expenses and other assets	231,953
Total assets	4,627,841,995
Liabilities
Payable for Fund shares redeemed	7,403,546
Payable for investments purchased	3,872,471
Management fee payable	3,131,880
Overdraft due to custodian bank	2,586,712
Administration fees payable	389,781
Written options, at value (premiums received $388,898)	362,025
Shareholder servicing fees payable	154,878
Distribution fees payable	1,479
Accrued expenses and other liabilities	92,729
Total liabilities	17,995,501
Total net assets	$4,609,846,494
Net assets consist of
Paid-in capital	$3,901,942,892
Total distributable earnings	707,903,602
Total net assets	$4,609,846,494
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Small Cap Value Fund

Statement of assets and liabilities—March 31, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$632,843,748
Shares outstanding–Class A1	17,342,064
Net asset value per share–Class A	$36.49
Maximum offering price per share – Class A2	$38.72
Net assets–Class C	$2,198,370
Shares outstanding–Class C1	69,689
Net asset value per share–Class C	$31.55
Net assets–Class R6	$1,951,268,775
Shares outstanding–Class R6[1]	51,728,803
Net asset value per share–Class R6	$37.72
Net assets–Administrator Class	$79,465,312
Shares outstanding–Administrator Class[1]	2,107,165
Net asset value per share–Administrator Class	$37.71
Net assets–Institutional Class	$1,944,070,289
Shares outstanding–Institutional Class[1]	51,524,104
Net asset value per share–Institutional Class	$37.73
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 11

Statement of operations—year ended March 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $378,189)	$93,869,200
Income from affiliated securities	15,365,177
Interest	802,577
Total investment income	110,036,954
Expenses
Management fee	41,575,588
Administration fees
Class A	1,457,958
Class C	8,226
Class R6	671,698
Administrator Class	125,951
Institutional Class	2,989,368
Shareholder servicing fees
Class A	1,822,447
Class C	10,195
Administrator Class	232,599
Distribution fees
Class C	30,559
Custody and accounting fees	179,058
Professional fees	85,786
Registration fees	199,948
Shareholder report expenses	371,556
Trustees’ fees and expenses	45,699
Other fees and expenses	159,142
Total expenses	49,965,778
Less: Fee waivers and/or expense reimbursements
Class A	(2,755)
Class C	(1)
Administrator Class	(2,009)
Net expenses	49,961,013
Net investment income	60,075,941
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	422,103,265
Affiliated securities	(28,008,685)
Written options	8,079,029
Net realized gains on investments	402,173,609
Net change in unrealized gains (losses) on
Unaffiliated securities	(682,875,813)
Affiliated securities	(130,612,907)
Written options	32,228
Net change in unrealized gains (losses) on investments	(813,456,492)
Net realized and unrealized gains (losses) on investments	(411,282,883)
Net decrease in net assets resulting from operations	$(351,206,942)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Small Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
Operations
Net investment income		$60,075,941		$65,040,589
Net realized gains on investments		402,173,609		253,985,528
Net change in unrealized gains (losses) on investments		(813,456,492)		841,021,640
Net increase (decrease) in net assets resulting from operations		(351,206,942)		1,160,047,757
Distributions to shareholders from
Net investment income and net realized gains
Class A		(66,255,069)		(15,641,507)
Class C		(365,249)		(86,765)
Class R6		(209,494,809)		(52,465,865)
Administrator Class		(8,102,751)		(2,337,336)
Institutional Class		(208,554,806)		(59,235,312)
Total distributions to shareholders		(492,772,684)		(129,766,785)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,753,632	112,653,522	3,353,477	126,333,088
Class C	484	17,401	1,545	50,636
Class R	N/A	N/A	23,411 [1]	838,700 [1]
Class R6	9,094,897	385,925,933	18,425,245	714,955,626
Administrator Class	270,104	11,607,905	434,619	16,752,122
Institutional Class	12,969,166	549,475,272	14,408,302	559,097,838
		1,059,680,033		1,418,028,010
Reinvestment of distributions
Class A	1,444,806	59,696,976	372,630	14,366,027
Class C	10,156	362,761	2,620	86,729
Class R6	4,063,209	173,437,645	1,110,921	44,335,106
Administrator Class	186,982	7,980,316	58,128	2,312,242
Institutional Class	4,138,609	176,732,885	1,306,213	52,101,206
		418,210,583		113,201,310
Payment for shares redeemed
Class A	(5,487,782)	(224,455,746)	(5,740,842)	(214,886,910)
Class C	(91,896)	(3,227,718)	(81,391)	(2,669,978)
Class R	N/A	N/A	(12,815)[1]	(455,723)[1]
Class R6	(14,236,344)	(601,011,894)	(11,977,861)	(467,288,743)
Administrator Class	(836,969)	(36,197,486)	(892,507)	(34,925,241)
Institutional Class	(25,938,100)	(1,088,133,156)	(29,696,777)	(1,145,260,279)
		(1,953,026,000)		(1,865,486,874)
1 For the period from April 1, 2023 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended March 31, 2025		Year ended March 31, 2024
	Shares		Shares
Share conversions
Class A	0	$0	378,410 [2]	$13,972,673 [2]
Class R	0	0	(372,456)[2]	(13,972,673)[2]
		0		0
Net decrease in net assets resulting from capital share transactions		(475,135,384)		(334,257,554)
Total increase (decrease) in net assets		(1,319,115,010)		696,023,418
Net assets
Beginning of period		5,928,961,504		5,232,938,086
End of period		$4,609,846,494		$5,928,961,504
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Small Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.98	$35.59	$40.81	$42.37	$23.39
Net investment income	0.33 [1]	0.34 [1]	0.29	0.07	0.14 [1]
Net realized and unrealized gains (losses) on investments	(2.88)	7.88	(3.35)	1.07	18.98
Total from investment operations	(2.55)	8.22	(3.06)	1.14	19.12
Distributions to shareholders from
Net investment income	(0.37)	(0.34)	(0.25)	(0.10)	(0.13)
Net realized gains	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	(3.94)	(0.83)	(2.16)	(2.70)	(0.14)
Net asset value, end of period	$36.49	$42.98	$35.59	$40.81	$42.37
Total return[2]	(6.95)%	23.35%	(7.41)%	2.56%	81.92%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.26%	1.24%	1.27%
Net expenses	1.24%	1.24%	1.26%	1.24%	1.27%
Net investment income	0.81%	0.92%	0.82%	0.17%	0.43%
Supplemental data
Portfolio turnover rate	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$632,844	$800,716	$721,397	$797,067	$797,193

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.63	$31.19	$36.04	$37.90	$20.99
Net investment income (loss)	0.03 [1]	0.06 [1]	0.02 [1]	(0.22)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	(2.47)	6.87	(2.96)	0.96	17.00
Total from investment operations	(2.44)	6.93	(2.94)	0.74	16.92
Distributions to shareholders from
Net investment income	(0.07)	0.00	0.00	0.00	0.00
Net realized gains	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	(3.64)	(0.49)	(1.91)	(2.60)	(0.01)
Net asset value, end of period	$31.55	$37.63	$31.19	$36.04	$37.90
Total return[2]	(7.62)%	22.48%	(8.11)%	1.79%	80.71%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.98%	2.01%	1.99%	2.01%
Net expenses	1.98%	1.98%	2.01%	1.99%	2.01%
Net investment income (loss)	0.08%	0.19%	0.06%	(0.58)%	(0.29)%
Supplemental data
Portfolio turnover rate	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$2,198	$5,680	$7,116	$10,792	$14,063

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.29	$36.67	$41.98	$43.51	$24.00
Net investment income	0.52 [1]	0.52 [1]	0.46	0.26 [1]	0.28
Net realized and unrealized gains (losses) on investments	(2.98)	8.11	(3.45)	1.10	19.49
Total from investment operations	(2.46)	8.63	(2.99)	1.36	19.77
Distributions to shareholders from
Net investment income	(0.54)	(0.52)	(0.41)	(0.29)	(0.25)
Net realized gains	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	(4.11)	(1.01)	(2.32)	(2.89)	(0.26)
Net asset value, end of period	$37.72	$44.29	$36.67	$41.98	$43.51
Total return[2]	(6.55)%	23.88%	(7.02)%	2.99%	82.77%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.81%	0.84%
Net expenses	0.82%	0.82%	0.83%	0.81%	0.84%
Net investment income	1.23%	1.34%	1.25%	0.59%	0.84%
Supplemental data
Portfolio turnover rate	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$1,951,269	$2,338,678	$1,659,115	$1,764,529	$1,598,341

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.28	$36.67	$41.96	$43.50	$24.00
Net investment income	0.38 [1]	0.39 [1]	0.35 [1]	0.11 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	(2.98)	8.10	(3.46)	1.09	19.48
Total from investment operations	(2.60)	8.49	(3.11)	1.20	19.64
Distributions to shareholders from
Net investment income	(0.40)	(0.39)	(0.27)	(0.14)	(0.13)
Net realized gains	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	(3.97)	(0.88)	(2.18)	(2.74)	(0.14)
Net asset value, end of period	$37.71	$44.28	$36.67	$41.96	$43.50
Total return[2]	(6.86)%	23.47%	(7.33)%	2.62%	82.13%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.17%	1.16%	1.19%
Net expenses	1.16%	1.16%	1.17%	1.16%	1.18%
Net investment income	0.89%	1.00%	0.91%	0.26%	0.51%
Supplemental data
Portfolio turnover rate	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$79,465	$110,130	$105,846	$135,870	$196,801

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended March 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.30	$36.68	$41.98	$43.52	$24.01
Net investment income	0.48 [1]	0.48 [1]	0.44	0.22 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	(2.98)	8.11	(3.46)	1.08	19.50
Total from investment operations	(2.50)	8.59	(3.02)	1.30	19.75
Distributions to shareholders from
Net investment income	(0.50)	(0.48)	(0.37)	(0.24)	(0.23)
Net realized gains	(3.57)	(0.49)	(1.91)	(2.60)	(0.01)
Total distributions to shareholders	(4.07)	(0.97)	(2.28)	(2.84)	(0.24)
Net asset value, end of period	$37.73	$44.30	$36.68	$41.98	$43.52
Total return[2]	(6.64)%	23.77%	(7.11)%	2.87%	82.59%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.93%	0.91%	0.94%
Net expenses	0.92%	0.92%	0.93%	0.91%	0.93%
Net investment income	1.12%	1.25%	1.14%	0.49%	0.77%
Supplemental data
Portfolio turnover rate	22%	21%	22%	28%	40%
Net assets, end of period (000s omitted)	$1,944,070	$2,673,757	$2,726,372	$3,193,721	$3,102,741

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of assets and liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
20 | Allspring Special Small Cap Value Fund

Notes to financial statements
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $4,049,860,837 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,126,988,824
Gross unrealized losses	(572,839,978)
Net unrealized gains	$554,148,846
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Small Cap Value Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,701,178	$0	$0	$27,701,178
Consumer discretionary	165,061,025	0	0	165,061,025
Consumer staples	455,331,504	0	0	455,331,504
Energy	228,993,662	0	0	228,993,662
Financials	985,376,748	38,176	0	985,414,924
Health care	215,620,091	0	0	215,620,091
Industrials	1,167,438,315	0	0	1,167,438,315
Information technology	286,414,160	0	0	286,414,160
Materials	774,134,774	0	0	774,134,774
Real estate	68,267,338	0	0	68,267,338
Utilities	24,518,942	0	0	24,518,942
Investment companies	47,299,079	0	0	47,299,079
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	157,787,818	0	0	157,787,818
Total assets	$4,603,944,634	$38,176	$0	$4,603,982,810
Liabilities
Written options	$362,025	$0	$0	$362,025
Total liabilities	$362,025	$0	$0	$362,025
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the year ended March 31, 2025, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
22 | Allspring Special Small Cap Value Fund

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of March 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.31%
Class C	2.06
Class R6	0.89
Administrator Class	1.20
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended March 31, 2025, Allspring Funds Distributor received $1,493 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended March 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended March 31, 2025 were $1,138,781,944 and $1,972,543,678, respectively.
Allspring Special Small Cap Value Fund | 23

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended March 31, 2025, the Fund entered into written options for hedging purposes. The Fund had an average of 3,746 written option contracts during the year ended March 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of March 31, 2025, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of America Securities, Inc.	$362,025	$0	$(362,025)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended March 31
	2025	2024
Ordinary income	$141,862,306	$69,614,745
Long-term capital gain	350,910,378	60,152,040
As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$22,185,744	$131,588,421	$554,148,846
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”)
24 | Allspring Special Small Cap Value Fund

Notes to financial statements
to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Special Small Cap Value Fund | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Small Cap Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
May 22, 2025
26 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 73% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended March 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $350,910,378 was designated as a 20% rate gain distribution for the fiscal year ended
March 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $109,772,933 of income dividends paid during the fiscal year ended March 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended March 31, 2025, $3,046,448 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended March 31, 2025, $78,183,863 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Special Small Cap Value Fund | 27

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

28 | Allspring Special Small Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0637 03-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 22, 2025